N-2 - USD ($)	Jan. 21, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cover [Abstract]
Entity Central Index Key	0001535778
Amendment Flag	true
Amendment Description	Amendment No. 3
Entity Inv Company Type	N-2
Securities Act File Number	333-282501
Document Type	N-2/A
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	3
Entity Registrant Name	MSC Income Fund, Inc.
Entity Address, Address Line One	1300 Post Oak Boulevard
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	713
Local Phone Number	350-6000
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	false
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	false
Business Development Company [Flag]	true
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder Transaction Expenses (as a percentage of offering price):
Sales load (as a percentage of offering price)	6.00	%(1)
Offering expenses (as a percentage of offering price)	2.66	%(2)
Distribution reinvestment plan expenses	—	%(3)
Total stockholder transaction expenses (as a percentage of offering price)	8.66%
Estimated Annual Expenses of the Company (as a percentage of net assets attributable to common stock as of September 30, 2024):
Base management fees	2.87	%(4)(5)
Incentive fees - subordinated incentive fee on income	2.03	%(5)
Incentive fees - capital gains incentive fee	—	%(5)
Interest payments on borrowed funds	5.85	%(6)
Other expenses	0.84	%(7)
Income tax expense	0.61	%(8)
Acquired fund fees and expenses	0.16	%(9)
Total annual expenses	12.36	%(10)
_____________________________
(1)The underwriting discount and commission with respect to shares of common stock sold in this offering, which is a one-time fee paid to the underwriters, is the only sales load paid in connection with this offering.
(2)Amount reflects estimated offering expenses of approximately $2.0 million.
(3)The expenses of administering our DRIP are included in “other expenses” in the table above.
(4)The base management fee is calculated at an annual rate of 1.5% of the average value of our total assets.
(5)Refer to “Management Agreements” below for a description of the structure and calculation of the management fees and incentive fees under the New Investment Advisory Agreement.
(6)Interest payments on borrowed funds represent our estimated annual interest payments on borrowed funds based on current debt levels as adjusted for projected increases (but not decreases) in debt levels over the next twelve months.
(7)Other expenses in this table represent the estimated expenses of MSC Income Fund for the current fiscal year.
(8)Income tax expense relates to the accrual of (a) deferred tax provision (benefit) primarily related to loss carryforwards, timing differences in net unrealized appreciation or depreciation and other temporary book-tax differences from our portfolio investments held in our taxable subsidiaries and (b) excise, state and other taxes. Deferred taxes are non-cash in nature and may vary significantly from period to period. We are required to include deferred taxes in calculating our annual expenses even though deferred taxes are not currently payable or receivable. Due to the variable nature of deferred tax expense, which can be a large portion of the income tax expense, and the difficulty in providing an estimate for future periods, this income tax expense estimate is based upon the actual amount of income tax expense for the year ended December 31, 2023.
(9)Acquired fund fees and expenses represent the estimated indirect expense incurred due to investments in other investment companies and private funds.
(10)The holders of shares of our common stock indirectly bear the cost associated with our annual expenses.

Sales Load [Percent]	6.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.66%
Other Transaction Expense 2 [Percent]	0.00%
Annual Expenses [Table Text Block]

Stockholder Transaction Expenses (as a percentage of offering price):
Sales load (as a percentage of offering price)	6.00	%(1)
Offering expenses (as a percentage of offering price)	2.66	%(2)
Distribution reinvestment plan expenses	—	%(3)
Total stockholder transaction expenses (as a percentage of offering price)	8.66%
Estimated Annual Expenses of the Company (as a percentage of net assets attributable to common stock as of September 30, 2024):
Base management fees	2.87	%(4)(5)
Incentive fees - subordinated incentive fee on income	2.03	%(5)
Incentive fees - capital gains incentive fee	—	%(5)
Interest payments on borrowed funds	5.85	%(6)
Other expenses	0.84	%(7)
Income tax expense	0.61	%(8)
Acquired fund fees and expenses	0.16	%(9)
Total annual expenses	12.36	%(10)
_____________________________
(1)The underwriting discount and commission with respect to shares of common stock sold in this offering, which is a one-time fee paid to the underwriters, is the only sales load paid in connection with this offering.
(2)Amount reflects estimated offering expenses of approximately $2.0 million.
(3)The expenses of administering our DRIP are included in “other expenses” in the table above.
(4)The base management fee is calculated at an annual rate of 1.5% of the average value of our total assets.
(5)Refer to “Management Agreements” below for a description of the structure and calculation of the management fees and incentive fees under the New Investment Advisory Agreement.
(6)Interest payments on borrowed funds represent our estimated annual interest payments on borrowed funds based on current debt levels as adjusted for projected increases (but not decreases) in debt levels over the next twelve months.
(7)Other expenses in this table represent the estimated expenses of MSC Income Fund for the current fiscal year.
(8)Income tax expense relates to the accrual of (a) deferred tax provision (benefit) primarily related to loss carryforwards, timing differences in net unrealized appreciation or depreciation and other temporary book-tax differences from our portfolio investments held in our taxable subsidiaries and (b) excise, state and other taxes. Deferred taxes are non-cash in nature and may vary significantly from period to period. We are required to include deferred taxes in calculating our annual expenses even though deferred taxes are not currently payable or receivable. Due to the variable nature of deferred tax expense, which can be a large portion of the income tax expense, and the difficulty in providing an estimate for future periods, this income tax expense estimate is based upon the actual amount of income tax expense for the year ended December 31, 2023.
(9)Acquired fund fees and expenses represent the estimated indirect expense incurred due to investments in other investment companies and private funds.
(10)The holders of shares of our common stock indirectly bear the cost associated with our annual expenses.

Management Fees [Percent]	2.87%
Interest Expenses on Borrowings [Percent]	5.85%
Incentive Fees [Percent]	2.03%
Acquired Fund Fees and Expenses [Percent]	0.16%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.84%
Other Annual Expense 2 [Percent]	0.61%
Total Annual Expenses [Percent]	12.36%
Expense Example [Table Text Block]
Example
The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed we would have no additional leverage and that our annual operating expenses would remain at the levels set forth in the table above except for the incentive fee, which has been modified for the assumed 5% annual return instead of the actual historical returns, and that stockholders pay stockholder transaction expenses of 8.66% with respect to common stock sold by us in this offering.

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return (none of which is subject to the incentive fee on capital gains)	$178	$348	$499	$813
You would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return resulting entirely from realized capital gains (all of which is subject to the incentive fee on capital gains)	$186	$366	$525	$843
This example and the expenses in the table above should not be considered a representation of our future expenses, and actual expenses may be greater or less than those shown. While the example assumes, as required by the SEC, a 5.0% annual return, our performance will vary and may result in a return greater or less than 5.0%. The subordinated incentive fee on income under the New Investment Advisory Agreement, which, assuming a 5% annual return, would either not be payable or would have an insignificant impact on the expense amounts shown above, is not included in the example. The example assumes inclusion of offering expenses of approximately $2.0 million and reinvestment of all distributions at net asset value. In addition, while the example assumes reinvestment of all dividends at net asset value, participants in our DRIP will receive a number of shares of our common stock, determined by dividing the total dollar amount of the dividend payable to a participant by (i) the closing sales price per share of our common stock reported on the New York Stock Exchange on the trading day immediately preceding the applicable distribution payment date (or, if no sale is reported for such date, at the average of their reported bid and asked prices) in the event that we use newly issued shares to satisfy the share requirements of the DRIP or (ii) the weighted average purchase price paid per share of all shares of common stock purchased by the plan administrator in connection with such purchases in the event that shares are purchased in the open market to satisfy the share requirements of the DRIP. See “Distribution Reinvestment Plan” for more information.
Expense Example, Year 01	$ 178
Expense Example, Years 1 to 3	348
Expense Example, Years 1 to 5	499
Expense Example, Years 1 to 10	$ 813
Purpose of Fee Table , Note [Text Block]
FEES AND EXPENSES
The following table is intended to assist you in understanding the costs and expenses that an investor in this offering will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. The expenses shown in the table under “annual expenses” are based on estimated amounts for our current fiscal year and assume that we issue 4,850,000 shares of our common stock in the offering, based on an offering price equal to $15.53 per share. The following table should not be considered a representation of our future expenses. Actual expenses may be greater or less than shown. Except where the context suggests otherwise, whenever this prospectus contains a reference to fees or expenses paid by “you,” “us” or “MSC Income Fund,” or that “we” will pay fees or expenses, stockholders will indirectly bear such fees or expenses as investors in us.

Other Transaction Fees, Note [Text Block]	Amount reflects estimated offering expenses of approximately $2.0 million. (3)The expenses of administering our DRIP are included in “other expenses” in the table above.
Other Expenses, Note [Text Block]	Other expenses in this table represent the estimated expenses of MSC Income Fund for the current fiscal year.
(8)Income tax expense relates to the accrual of (a) deferred tax provision (benefit) primarily related to loss carryforwards, timing differences in net unrealized appreciation or depreciation and other temporary book-tax differences from our portfolio investments held in our taxable subsidiaries and (b) excise, state and other taxes. Deferred taxes are non-cash in nature and may vary significantly from period to period. We are required to include deferred taxes in calculating our annual expenses even though deferred taxes are not currently payable or receivable. Due to the variable nature of deferred tax expense, which can be a large portion of the income tax expense, and the difficulty in providing an estimate for future periods, this income tax expense estimate is based upon the actual amount of income tax expense for the year ended December 31, 2023.

Acquired Fund Fees and Expenses, Note [Text Block]	Acquired fund fees and expenses represent the estimated indirect expense incurred due to investments in other investment companies and private funds.
(10)The holders of shares of our common stock indirectly bear the cost associated with our annual expenses.

Financial Highlights [Abstract]
Senior Securities [Table Text Block]

	Total Amount Outstanding Exclusive of Treasury Securities(1)	Asset Coverage per Unit(2)	Involuntary Liquidating Preference per Unit(3)	Average Market Value per Unit(4)
	(dollars in thousands)
Corporate Facility
2014	$87,900	$2,422	—	N/A
2015	105,000	2,294	—	N/A
2016	80,000	2,448	—	N/A
2017	82,000	2,506	—	N/A
2018	120,000	2,229	—	N/A
2019	105,000	2,369	—	N/A
2020	44,000	2,920	—	N/A
2021	153,000	2,214	—	N/A
2022	98,000	2,290	—	N/A
2023	132,000	2,280	—	N/A
September 30, 2024 (unaudited)	147,000	2,110	—	N/A
SPV Facility
2021	$273,688	$2,214	—	N/A
2022	223,688	2,290	—	N/A
2023	203,688	2,280	—	N/A
September 30, 2024 (unaudited)	259,688	2,110	—	N/A
Series A Notes
2021	$77,500	$2,214	—	N/A
2022	150,000	2,290	—	N/A
2023	150,000	2,280	—	N/A
September 30, 2024 (unaudited)	150,000	2,110	—	N/A
Deutsche Bank Credit Facility
2014	$94,964	$2,422	—	N/A
2015	275,000	2,294	—	N/A
2016	333,000	2,448	—	N/A
2017	348,000	2,506	—	N/A
2018	389,000	2,229	—	N/A
2019	340,000	2,369	—	N/A
2020	257,816	2,920	—	N/A

Senior Securities, Note [Text Block]
SENIOR SECURITIES
Information about our senior securities is shown in the following table as of the end of the fiscal quarter ended September 30, 2024 (unaudited) and the end of each of the fiscal years ended December 31, 2023, 2022, 2021, 2020, 2019, 2018, 2017, 2016, 2015 and 2014. The report of Grant Thornton LLP, our independent registered public accounting firm, on the senior securities table as of December 31, 2023, December 31, 2022, December 31, 2021, December 31, 2020, and December 31, 2019 is attached as an exhibit to the registration statement of which this prospectus is a part.

	Total Amount Outstanding Exclusive of Treasury Securities(1)	Asset Coverage per Unit(2)	Involuntary Liquidating Preference per Unit(3)	Average Market Value per Unit(4)
	(dollars in thousands)
Corporate Facility
2014	$87,900	$2,422	—	N/A
2015	105,000	2,294	—	N/A
2016	80,000	2,448	—	N/A
2017	82,000	2,506	—	N/A
2018	120,000	2,229	—	N/A
2019	105,000	2,369	—	N/A
2020	44,000	2,920	—	N/A
2021	153,000	2,214	—	N/A
2022	98,000	2,290	—	N/A
2023	132,000	2,280	—	N/A
September 30, 2024 (unaudited)	147,000	2,110	—	N/A
SPV Facility
2021	$273,688	$2,214	—	N/A
2022	223,688	2,290	—	N/A
2023	203,688	2,280	—	N/A
September 30, 2024 (unaudited)	259,688	2,110	—	N/A
Series A Notes
2021	$77,500	$2,214	—	N/A
2022	150,000	2,290	—	N/A
2023	150,000	2,280	—	N/A
September 30, 2024 (unaudited)	150,000	2,110	—	N/A
Deutsche Bank Credit Facility
2014	$94,964	$2,422	—	N/A
2015	275,000	2,294	—	N/A
2016	333,000	2,448	—	N/A
2017	348,000	2,506	—	N/A
2018	389,000	2,229	—	N/A
2019	340,000	2,369	—	N/A
2020	257,816	2,920	—	N/A
_____________________________
(1)Total amount of each class of senior securities outstanding at the end of the period presented.
(2)Asset coverage per unit is the ratio of the carrying value of MSC Income Fund’s total consolidated assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness. Asset coverage per unit is expressed in terms of dollar amounts per $1,000 of indebtedness.
(3)The amount to which such class of senior security would be entitled upon the involuntary liquidation of the issuer in preference to any security junior to it. The “—” indicates information that the SEC expressly does not require to be disclosed for certain types of senior securities.
(4)Not applicable because the senior securities are not registered for public trading on a stock exchange
Senior Securities Headings, Note [Text Block]	Total amount of each class of senior securities outstanding at the end of the period presented.
(2)Asset coverage per unit is the ratio of the carrying value of MSC Income Fund’s total consolidated assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness. Asset coverage per unit is expressed in terms of dollar amounts per $1,000 of indebtedness.
(3)The amount to which such class of senior security would be entitled upon the involuntary liquidation of the issuer in preference to any security junior to it. The “—” indicates information that the SEC expressly does not require to be disclosed for certain types of senior securities.
(4)Not applicable because the senior securities are not registered for public trading on a stock exchange
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Our Business
Our principal investment objective is to maximize our Investment Portfolio’s total return, primarily by generating current income from our debt investments and, to a lesser extent, by generating current income and capital appreciation from our equity and equity-related investments, including warrants, convertible securities and other rights to acquire equity securities in a portfolio company. We seek to achieve our investment objective through our Private Loan and LMM investment strategies. A portion of our Private Loan investments may include equity investments in our Private Loan companies. Our Private Loan investment strategy involves investments in companies that generally have annual revenues between $25 million and $500 million and annual EBITDA between $7.5 million and $50 million. Our LMM investment strategy involves investments in companies that generally have annual revenues between $10 million and $150 million and annual EBITDA between $3 million and $20 million. Our Private Loan and LMM investments generally range in size from $1 million to $20 million. Geographically, we maintain a diversified portfolio throughout the United States.
Private Loan investments primarily consist of debt securities that have primarily been originated directly by our Adviser or, to a lesser extent, through our Adviser’s strategic relationships with other investment funds on a collaborative basis through investments that are often referred to in the debt markets as “club deals” because of the small lender group size. Our Private Loan investments are typically made in a company owned by or in the process of being acquired by a private equity fund. Our Private Loan portfolio debt investments are generally secured by a first priority lien on the assets of the portfolio company and typically have a term of between three and seven years from the original investment date. We may also co-invest with Main Street and the private equity funds in the equity securities of our Private Loan portfolio companies.
We seek to avoid Private Loan investments in businesses with the following characteristics: distressed situations, highly cyclical or seasonal revenues, low operating margins, high capital intensity, high customer concentration, and inexperienced management teams. Our target loan profiles for our Private Loan investments typically include a total leverage level below 4.5x EBITDA, a debt-to-enterprise value below 60%, and companies with demonstrated historical cash flow generation. As of September 30, 2024 and based upon cost, our Private Loan investment portfolio generation consisted of 47.1% lead investments, which are investments where our Adviser was the lender leading the lenders’ activities on the Private Loan investment (which include, but are not limited to, sourcing the opportunity, due diligence procedures, negotiations, supervision of legal documentation and post-investment monitoring, with these activities together, the “Lender Activities”), 25.0% co-lead investments, which are investments where our Adviser was a co-lead with another lender for the Lender Activities, and 27.9% club investments, which are investments where our Adviser was not leading or co-leading the Lender Activities (excluding Private Loan investments closed by LMM investment teams, which in aggregate represent approximately 3.3% and 3.5% of our total Private Loan investment portfolio at cost and fair value, respectively, as of September 30, 2024). The portfolio company ownership within our Private Loan portfolio, based upon cost as of September 30, 2024, consisted of 97% owned by a private equity fund and 3% owned by a non-private equity fund party (excluding Private Loan investments closed by LMM investment teams). Since January 1, 2021 through September 30, 2024, our Adviser’s Private Credit investment team reviewed approximately 1,045 Private Loan investment opportunities and closed 74 investments; we participated in 73 of such investments.
We also seek to fill the financing gap for LMM businesses, which, historically, have had limited access to financing from commercial banks and other traditional sources. The underserved nature of the LMM creates the opportunity for us to meet the financing needs of LMM companies while also negotiating favorable transaction terms and equity participation. Our ability to invest across a company’s capital structure, from secured loans to equity securities, allows us to offer portfolio companies a comprehensive suite of financing options, or a “one-stop” financing solution. We believe that providing customized, “one-stop” financing solutions is important and valuable to LMM portfolio companies. We generally seek to partner directly with entrepreneurs, management teams and business owners in making our LMM investments. Our LMM portfolio debt investments are generally secured by a first lien on the assets of the portfolio company and typically have a term of between five and seven years from the original investment date. Our target purchase price multiple for LMM investments is between 4.5x – 6.5x enterprise value-to-EBITDA.
In contemplation of this public offering, our board of directors and the Adviser decided to shift our future investment strategy with respect to new platform investments to be solely focused on our Private Loan investment strategy. As a result, the size of our LMM investment strategy portfolio is expected to decrease over time as we make new investments consistent with our Private Loan investment strategy and our existing LMM investment strategy investments are repaid or sold in the ordinary course of business. We do, however, plan to continue executing follow on investments in our existing LMM portfolio companies going forward in accordance with our existing SEC order for co-investment exemptive relief.
We also maintain our legacy Middle Market investment portfolio. Our Middle Market investments are generally debt investments in companies owned by private equity funds that were originally issued through a syndication financing process. We have generally stopped making new Middle Market investments and expect our Middle Market investment portfolio to continue to decline in future periods as existing Middle Market investments are repaid or sold. Our Middle Market debt investments generally range in size from $1 million to $20 million, are generally secured by a first priority lien on the assets of the portfolio company and typically have an expected duration of between three and seven years from the original investment date.
Our other portfolio (“Other Portfolio”) investments primarily consist of investments that are not consistent with the typical profiles for our Private Loan, LMM or Middle Market portfolio investments, including investments in non-affiliated investment companies and private funds managed by third parties. In our Other Portfolio, we may incur indirect fees and expenses to third party managers. Similar to our Middle Market investments, we have generally stopped making new Other Portfolio investments and expect our Other Portfolio to continue to decline in future periods as existing Other Portfolio investments are repaid or sold.
Our portfolio investments are generally made through MSIF, the Taxable Subsidiaries and the Structured Subsidiaries. MSIF, the Taxable Subsidiaries and the Structured Subsidiaries share the same investment strategies and criteria. An investor’s return in MSIF will depend, in part, on the Taxable Subsidiaries’ and the Structured Subsidiaries’ investment returns as they are wholly-owned subsidiaries of MSIF.
The level of new portfolio investment activity will fluctuate from period to period based upon our view of the current economic fundamentals, our ability to identify new investment opportunities that meet our investment criteria, and our ability to consummate the identified opportunities and our available liquidity. The level of new investment activity, and associated interest and fee income, will directly impact future investment income. In addition, the level of dividends paid by portfolio companies and the portion of our portfolio debt investments on non-accrual status will directly impact future investment income. While we intend to grow our portfolio and our investment income over the long term, our growth and our operating results may be more limited during depressed economic periods. However, we intend to appropriately manage our cost structure and liquidity position based on applicable economic conditions and our investment outlook. The level of realized gains or losses and unrealized appreciation or depreciation on our investments will also fluctuate depending upon portfolio activity, economic conditions and the performance of our individual portfolio companies. The changes in realized gains and losses and unrealized appreciation or depreciation could have a material impact on our operating results.
We have received an exemptive order from the SEC permitting co-investments among us, Main Street and other funds and clients advised by our Adviser in certain negotiated transactions where co-investing would otherwise be prohibited under the 1940 Act. We have made co-investments with, and in the future intend to continue to make co-investments with Main Street and other funds and clients advised by our Adviser, in accordance with the conditions of the order. The order requires, among other things, that we and our Adviser consider whether each such investment opportunity is appropriate for us, Main Street and the other funds and clients advised by our Adviser, as applicable, and if it is appropriate, to propose an allocation of the investment opportunity between such parties. Because our Adviser is wholly-owned by Main Street and is not managing our investment activities as its sole activity, this may provide our Adviser an incentive to allocate opportunities to Main Street, other participating funds and other clients instead of us. However, both we and our Adviser have policies and procedures in place to manage this conflict, including oversight by the independent members of our board of directors. In addition to the co-investment program described above, we also co-invest in syndicated deals and other transactions where price is the only negotiated point by us and our affiliates.

Risk Factors [Table Text Block]
RISK FACTORS
Investing in our securities, including shares of our common stock, involves a high degree of risk. Before deciding whether to invest in our securities, you should carefully consider the risks and uncertainties described below, together with other information in this prospectus. The risks described in this prospectus are not the only ones we face. Additional risks and uncertainties that we are unaware of, or that we currently believe are not material, may also become important factors that adversely affect our business or impair our operations and performance. Past financial performance may not be a reliable indicator of future performance, and historical trends should not be used to anticipate results or trends in future periods. If any of these risks actually occurs, our business, reputation, financial condition, results of operations, revenue, and future prospects could be materially and adversely affected. This could cause our net asset value and the trading price of our securities to decline, resulting in a loss of all or part of your investment. Please also read carefully the section titled “Cautionary Statement Concerning Forward-Looking Statements.”
RISKS RELATED TO OUR BUSINESS AND STRUCTURE
Because our investments are recorded at fair value, there is and will continue to be uncertainty as to the value of our portfolio investments.
Under the 1940 Act, we are required to carry our portfolio investments at market value or, if there is no readily available market value, at fair value as determined by us pursuant to procedures established and overseen by our board of directors. Typically, there is not a public market for the securities of the privately held companies in which we invest. As a result, we value these securities quarterly at fair value based on inputs from management and a nationally recognized independent financial advisory services firm (on a rotational basis) pursuant to valuation procedures approved by our board of directors (the “Valuation Procedures”).
The determination of fair value and consequently, the amount of unrealized gains and losses in our portfolio, are to a certain degree, subjective and dependent on a valuation process approved by our board of directors. Certain factors that may be considered in determining the fair value of our investments include external events, such as private mergers, sales and acquisitions involving comparable companies. Because such valuations, and particularly valuations of securities in privately held companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, our determinations of fair value may differ materially from the values that would have been used if a ready market for these securities existed. Due to this uncertainty, our fair value determinations may cause our NAV on a given date to materially understate or overstate the value that we may ultimately realize on one or more of our investments. As a result, investors purchasing our securities based on an overstated NAV would pay a higher price than the value of our investments might warrant. Conversely, investors selling our securities during a period in which the NAV understates the value of our investments may receive a lower price for their securities than the value of our investments might warrant.
Our financial condition and results of operations depends on our Adviser’s ability to effectively manage and deploy capital.
Our ability to achieve our investment objective depends on our Adviser’s ability to effectively manage and deploy capital, which depends, in turn, on our Adviser’s investment team’s ability to identify, evaluate and monitor, and our ability to finance and invest in, companies that meet our investment criteria.
Accomplishing our investment objective on a cost-effective basis is largely a function of our investment team’s handling of the investment process, its ability to provide competent, attentive and efficient services and our access to investments offering acceptable terms. In addition to monitoring the performance of our existing investments, members of our investment team are also called upon, from time to time, to provide managerial assistance to some of our portfolio companies. These demands on their time may distract them or slow the rate of investment.
Even if we are able to grow and build upon our investment operations, any failure to manage our growth effectively could have a material adverse effect on our business, financial condition, results of operations and prospects. The results of our operations will depend on many factors, including the availability of opportunities for investment, readily accessible short and long-term funding alternatives in the financial markets and economic conditions. Furthermore, if our Adviser cannot successfully operate our business or implement our investment policies and strategies as described herein, it could negatively impact our ability to pay dividends.
We are subject to risks associated with the interest rate environment and changes in interest rates will affect our cost of capital, net investment income and the value of our investments.
To the extent we borrow money or issue debt securities or preferred stock to make investments, our net investment income will depend, in part, upon the difference between the rate at which we borrow funds or pay interest or dividends on such debt securities or preferred stock and the rate at which we invest these funds. In addition, many of our debt investments and borrowings have floating interest rates that reset on a periodic basis, and many of our investments are subject to interest rate floors. As a result, a change in market interest rates could have a material adverse effect on our net investment income. In periods of rising interest rates, our cost of funds will increase because the interest rates on the amounts borrowed under our credit facilities are floating, and any new fixed rate debt may be issued at higher coupon rates, which could reduce our net investment income to the extent any debt investments have either fixed interest rates, or in periods when debt investments with floating interest rates are subject to an interest rate floor above then current levels. In periods of declining interest rates, our interest income and our net investment income could be reduced as the interest income earned on our floating rate debt investments declines and any new fixed rate debt may be issued at lower coupon rates.
We can use interest rate risk management techniques in an effort to limit our exposure to interest rate fluctuations. Such techniques could include various interest rate hedging activities to the extent permitted by the 1940 Act and applicable commodities laws. These activities could limit our ability to participate in the benefits of lower interest rates with respect to the hedged borrowings. Adverse developments resulting from changes in interest rates or hedging transactions could have a material adverse effect on our business, financial condition and results of operations.
An increase in the market pricing of the spreads charged over index rates on floating rate investments could lead to a decline in the fair value of the debt securities we own, which would adversely affect our NAV. Also, an increase in interest rates available to investors could make an investment in our common stock less attractive if we are not able to increase our dividends, which could reduce the value of our common stock.
We face increasing competition for investment opportunities.
We compete for investments with other investment funds (including private equity funds, debt funds, mezzanine funds, collateralized loan obligation funds and BDCs), as well as traditional financial services companies such as commercial banks and other sources of funding. Many of our competitors are substantially larger and have considerably greater financial, technical and marketing resources than we do. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to us. In addition, some of our competitors may have higher risk tolerances or different risk assessments than we have. These characteristics could allow our competitors to consider a wider variety of investments, establish more relationships and offer better pricing and more flexible structuring than we are able to do. We may lose investment opportunities if we do not match our competitors’ pricing, terms and structure. If we are forced to match our competitors’ pricing, terms and structure, we may not be able to achieve acceptable returns on our investments or may bear substantial risk of capital loss. A significant increase in the number and/or the size of our competitors in our target market could force us to accept less attractive investment terms. Furthermore, many of our competitors are not subject to the regulatory restrictions that the 1940 Act imposes on us as a BDC.
We are dependent upon our Adviser’s key investment personnel for our future success.
We depend on the members of our Adviser’s investment team, particularly Dwayne L. Hyzak, David L. Magdol, Jesse E. Morris, Jaime Arreola, K. Colton Braud, III, Damian T. Burke, Samuel A. Cashiola, Diego Fernandez and Nicholas T. Meserve for the identification, review, final selection, structuring, closing and monitoring of our investments. These individuals have significant investment expertise and relationships that we rely on to implement our business plan. Although these executive officers and other key personnel have entered into non-compete arrangements with our Adviser or an affiliate of our Adviser, we cannot guarantee that any of these individuals will remain available to us. If we lose the services of the individuals mentioned above, we may not be able to operate our business as we expect, and our ability to compete could be harmed, which could cause our operating results to suffer.
The Adviser is dependent upon key investment personnel and resources provided to it by Main Street under a sharing agreement.
Main Street and the Adviser have entered into a sharing agreement pursuant to which Main Street provides the Adviser with investment professionals and access to its resources. Because the Adviser does not have any employees, it depends solely on the investment professionals provided to it by Main Street pursuant to the sharing agreement for its infrastructure, business relationships and management expertise in connection with its provision of investment advisory services to us. The Adviser depends on the investment professionals provided to it by Main Street under the sharing agreement, particularly Dwayne L. Hyzak, David L. Magdol, Jesse E. Morris, Jaime Arreola, K. Colton Braud, III, Damian T. Burke, Samuel A. Cashiola, Diego Fernandez and Nicholas T. Meserve, for the identification, review, final selection, structuring, closing and monitoring of our investments. These individuals have significant investment expertise and relationships that the Adviser relies on to implement its and our business plan. We cannot guarantee that any of these individuals will remain available to the Adviser. If the Adviser loses the services of the individuals mentioned above, it and we may not be able to operate our respective businesses as we expect, and our ability to compete could be harmed, which could cause our operating results to suffer.
Our success depends on our Adviser’s ability to attract and retain qualified personnel in a competitive environment.
Our growth will require that our Adviser is able to retain new investment and administrative personnel in a competitive market. Our Adviser’s ability to attract and retain personnel with the requisite credentials, experience and skills depends on several factors including, but not limited to, our ability to offer competitive wages, benefits and professional growth opportunities. Many of the entities, including investment funds (such as private equity funds, debt funds and mezzanine funds) and traditional financial services companies, with which our Adviser competes for experienced personnel have greater resources than our Adviser has. The inability of our Adviser to attract and retain experienced personnel would have a material adverse effect on our business.
We may not replicate the historical results achieved by Main Street or by other entities managed by our Adviser.
Although our investments partly overlap with investments made by Main Street, the parent company of our Adviser, we cannot assure stockholders that we will be able to replicate the historical results achieved by Main Street or other investment funds or clients managed by our Adviser. Because of the differences in our investment strategy, business structure and portfolio composition, our investment returns could be substantially lower than the returns achieved by Main Street or other investment funds or clients managed by our Adviser in prior periods. Additionally, all or a portion of the prior results may have been achieved in particular market conditions that may never be repeated. Moreover, current or future market volatility and regulatory uncertainty may have an adverse impact on our future performance.
Our business model depends to a significant extent upon strong referral relationships.
We expect that members of our Adviser’s management team will maintain their relationships with intermediaries, financial institutions, investment bankers, commercial bankers, financial advisors, attorneys, accountants, consultants and other individuals within our network, and we will rely to a significant extent upon these relationships to provide us with potential investment opportunities. If our Adviser’s management team fails to maintain its existing relationships or develop new relationships with sources of investment opportunities, we will not be able to grow our Investment Portfolio. In addition, individuals with whom members of our Adviser’s management team have relationships are not obligated to provide us with investment opportunities, and, therefore, there is no assurance that such relationships will generate investment opportunities for us.
Our board of directors may change our investment objective, operating policies and strategies without prior notice or stockholder approval, the effects of which may be adverse.
Our board of directors has the authority, except as otherwise provided in the 1940 Act, to modify or waive our investment objective, current operating policies, investment criteria and strategies without prior notice and without stockholder approval. However, absent stockholder approval, we may not change the nature of our business so as to cease to be regulated as, or withdraw our election as, a BDC. We cannot predict the effect any changes to our investment objective, current operating policies, investment criteria and strategies would have on our business, NAV, operating results and value of our stock. However, the effects might be material and adverse, which could negatively affect our business and impair our ability to pay interest and principal payments to holders of our debt instruments and to make distributions to our stockholders and cause our investors to lose all or part of their investment in us.
We are a non-diversified investment company within the meaning of the 1940 Act, and therefore we are not limited with respect to the proportion of our assets that may be invested in securities of a single issuer.
We are classified as a non-diversified investment company within the meaning of the 1940 Act, which means that we are not limited by the 1940 Act with respect to the proportion of our assets that we may invest in securities of a single issuer. Under the 1940 Act, a “diversified” investment company is required to invest at least 75% of the value of its total assets in cash and cash items, government securities, securities of other investment companies and other securities limited in respect of any one issuer to an amount not greater than 5% of the value of the total assets of such company and no more than 10% of the outstanding voting securities of such issuer. As a non-diversified investment company, we are not subject to this requirement. To the extent that we assume large positions in the securities of a small number of issuers, our NAV may fluctuate to a greater extent than that of a diversified investment company as a result of changes in the financial condition or the market’s assessment of the issuer. We may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company. Beyond our RIC asset diversification requirements and any requirements under our financing arrangements, we do not have fixed guidelines for diversification, and our investments could be concentrated in relatively few portfolio companies. Although we have historically operated as a non-diversified investment company within the meaning of the 1940 Act, our investment portfolio may, from time to time, be compromised of assets that could permit us to qualify as a “diversified” investment company under the 1940 Act. To the extent that we operate as a non-diversified investment company, we may be subject to greater risk.
We and our portfolio companies may maintain cash balances at financial institutions that exceed federally insured limits and may otherwise be materially affected by adverse developments affecting the financial services industry, such as actual events or concerns involving liquidity, defaults or non-performance by financial institutions or transactional counterparties.
Cash held by us and by our portfolio companies in non-interest-bearing and interest-bearing operating accounts may exceed the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. If such banking institutions were to fail, we or our portfolio companies could lose all or a portion of those amounts held in excess of such insurance limitations. In addition, actual events involving limited liquidity, defaults, non-performance or other adverse developments that affect financial institutions, transactional counterparties or other companies in the financial services industry or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, have in the past and may in the future lead to market-wide liquidity problems, which could adversely affect our and our portfolio companies’ business, financial condition, results of operations and prospects.
Although we assess our portfolio companies’ banking relationships as we believe necessary or appropriate, our and our portfolio companies’ access to funding sources and other credit arrangements in amounts adequate to finance or capitalize our respective current and projected future business operations could be significantly impaired by factors that affect us or our portfolio companies, the financial institutions with which we or our portfolio companies have arrangements directly or the financial services industry or economy in general. These factors could include, among others, events such as liquidity constraints or failures, the ability to perform obligations under various types of financial, credit or liquidity agreements or arrangements, disruptions or instability in the financial services industry or financial markets or concerns or negative expectations about the prospects for companies in the financial services industry. These factors could involve financial institutions or financial services industry companies with which we or our portfolio companies have financial or business relationships, but could also include factors involving financial markets or the financial services industry generally.
In addition, investor concerns regarding the U.S. or international financial systems could result in less favorable commercial financing terms, including higher interest rates or costs and tighter financial and operating covenants or systemic limitations on access to credit and liquidity sources, thereby making it more difficult for us or our portfolio companies to acquire financing on acceptable terms or at all.
We are subject to risks related to corporate social responsibility.
Our business faces increasing public scrutiny related to environmental, social and governance (“ESG”) activities. We risk damage to our brand and reputation if we or our Adviser fail to act responsibly in a number of areas, such as diversity and inclusion, environmental stewardship, support for local communities, corporate governance and transparency and considering ESG factors in our investment processes. Adverse incidents with respect to ESG activities could impact the value of our brand, the cost of our operations and relationships with investors, all of which could adversely affect our business and results of operations. Additionally, new regulatory initiatives related to ESG could adversely affect our business.
Our bylaws include an exclusive forum selection provision, which could limit our stockholders’ ability to obtain a favorable judicial forum for disputes with us or our directors, officers, or other agents.
Our bylaws provides that, unless we consent in writing to the selection of a different forum, the Circuit Court for Baltimore City, Maryland, or, if that court does not have jurisdiction, the United States District Court for the District of Maryland, Baltimore Division, shall be, except for any claims made under the federal U.S. securities laws, the sole and exclusive forum for (a) any derivative action or proceeding brought on behalf of the Company, (b) any action asserting a claim of breach of any duty owed by a director or officer or other employee of the Company to the Company or to the stockholders of the Company, (c) any action asserting a claim against the Company or any director or officer or other employee of the Company arising pursuant to any provision of the Maryland General Corporation Law, our Articles of Incorporation or our bylaws, or (d) any action asserting a claim against the Company or any director or officer or other employee of the Company that is governed by the internal affairs doctrine. Such provision does not apply to any claims, suits, actions or proceedings arising under the federal securities laws. This provision may increase costs for shareholders in bringing a claim against us or our directors, officers or other agents. Any person or entity purchasing or otherwise acquiring any interest in shares of our capital stock will be deemed, to the fullest extent permitted by law, to have notice of and consented to these exclusive forum provisions. The exclusive forum selection provision in our bylaws may limit our stockholders’ ability to obtain a favorable judicial forum for disputes with us or our directors, officers or other agents, which may discourage lawsuits against us and such persons. It is also possible that, notwithstanding such exclusive forum selection provision, a court could rule that such provision is inapplicable or unenforceable. If this occurred, we may incur additional costs associated with resolving such action in another forum, which could materially adversely affect our business, financial condition and results of operations.
RISKS RELATED TO OUR INVESTMENTS
The types of portfolio companies in which we invest involve significant risks and we could lose all or part of our investment.
Investing in the types of companies that comprise our portfolio companies exposes us to a number of significant risks. Among other things, these companies:
•may have limited financial resources and may be unable to meet their obligations under their debt instruments that we hold, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of us realizing any guarantees from subsidiaries or affiliates of our portfolio companies that we may have obtained in connection with our investment, as well as a corresponding decrease in the value of our investments;
•may have shorter operating histories, narrower product lines, smaller market shares and/or significant customer concentrations than larger businesses, which tend to render them more vulnerable to competitors’ actions and market conditions, as well as general economic downturns;
•are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation, termination or significant under-performance of one or more of these persons could have a material adverse impact on our portfolio company and, in turn, on us;
•generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position; and
•generally have less publicly available information about their businesses, operations and financial condition. We are required to rely on the ability of our Adviser to obtain adequate information to evaluate the potential returns from investing in these companies. If we are unable to uncover all material information about these companies, we may not make a fully informed investment decision, and may lose all or part of our investment.
In addition, certain of our officers and directors or officers and directors of our Adviser may serve as directors on the boards of our portfolio companies. To the extent that litigation arises out of our investments in these companies, our officers and directors or officers and directors of our Adviser may be named as defendants in such litigation, which could result in an expenditure of funds (through our indemnification of such officers and directors) and the diversion of management time and resources.
Economic recessions or downturns could impair our portfolio companies’ performance and defaults by our portfolio companies will harm our operating results.
Many of our portfolio companies are susceptible to economic slowdowns or recessions and could be unable to repay our loans during these periods. Therefore, the number of non-performing assets are likely to increase and the value of our portfolio is likely to decrease during these periods. Adverse economic conditions could decrease the value of collateral securing any of our loans and the value of any equity investments. A severe recession could further decrease the value of such collateral and result in losses of value in our portfolio and a decrease in our revenues, net income, assets and net worth. Economic slowdowns or recessions could lead to financial losses in our portfolio and a decrease in revenues, net income and assets. Unfavorable economic conditions also could increase our funding costs, limit our access to the capital markets or result in a decision by lenders not to extend credit to us. These events could prevent us from maintaining or increasing the level of our investments and harm our operating results.
Any deterioration of general economic conditions could lead to significant declines in corporate earnings or loan performance, and the ability of corporate borrowers to service their debt, any of which could trigger a period of global economic slowdown, and have an adverse impact on our performance and financial results, and the value and the liquidity of our investments. In an economic downturn, we could have non-performing assets or an increase in non-performing assets, and we would anticipate that the value of our portfolio would decrease during these periods. Failure to satisfy financial or operating covenants imposed by lenders, including us, to a portfolio company could lead to defaults and, potentially, acceleration of payments on such loans and foreclosure on the assets representing collateral for the portfolio company’s obligations. Cross default provisions under other agreements could be triggered and thus limit the portfolio company’s ability to satisfy its obligations under any debt that we hold and affect the value of any securities we own. We would expect to incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a portfolio company following or in anticipation of a default.
Rising credit spreads could affect the value of our investments, and rising interest rates make it more difficult for portfolio companies to make periodic payments on their loans.
Some of our portfolio investments are debt securities that bear interest at variable rates and may be negatively affected by changes in market interest rates. Rising interest rates make it more difficult for borrowers to repay debt, which could increase the risk of payment defaults and cause the portfolio companies to defer or cancel needed investment. Any failure of one or more portfolio companies to repay or refinance its debt at or prior to maturity or the inability of one or more portfolio companies to make ongoing payments following an increase in contractual interest rates could have a material adverse effect on our business, financial condition, results of operations and cash flows. The value of our securities could also be reduced from an increase in market credit spreads as rates available to investors could make an investment in our securities, including shares of our common stock, less attractive than alternative investments.
Conversely, decreases in market interest rates could negatively impact the interest income from our variable rate debt investments while the interest we pay on our fixed rate debt securities does not change. A decrease in market interest rates may also have an adverse impact on our returns by requiring us to accept lower yields on our debt investments and by increasing the risk that our portfolio companies will prepay our debt investments, resulting in the need to redeploy capital at potentially lower rates.
Inflation could adversely affect the business, results of operations and financial condition of our portfolio companies.
Certain of our portfolio companies are in industries that could be impacted by inflation. If such portfolio companies are unable to pass any increases in their costs of operations along to their customers, it could adversely affect their operating results and impact their ability to pay dividends on our equity investments and/or interest and principal on our loans, particularly if interest rates rise in response to inflation. In addition, any projected future decreases in our portfolio companies’ operating results due to inflation could adversely impact the fair value of those investments. Any decreases in the fair value of our investments could result in future realized or unrealized losses and therefore reduce our net increase (decrease) in net assets resulting from operations.
We may be exposed to higher risks with respect to our investments that include original issue discount or PIK interest.
Our investments may include original issue discount and contractual PIK interest, which represents contractual interest added to a loan balance and due at the end of such loan’s term. To the extent original issue discount or PIK interest constitute a portion of our income, we are exposed to typical risks associated with such income being required to be included in taxable and accounting income prior to receipt of cash, including the following:
•original issue discount and PIK instruments may have higher yields, which reflect the payment deferral and credit risk associated with these instruments;
•cash distributions paid to investors representing original issue discount income may be effectively paid from offering proceeds or borrowings during any given period; thus, although the source for the cash used to pay a distribution of original issue discount income may come from the cash invested by investors, or our borrowings, the 1940 Act does not require that investors be given notice of this fact;
•original issue discount and PIK instruments may have unreliable valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of the collateral; and
•original issue discount and PIK instruments may represent a higher credit risk than coupon loans; even if the conditions for income accrual under the generally accepted accounting principles in the United States of America (“U.S. GAAP”) are satisfied, a borrower could still default when actual payment is due upon the maturity of such loan.
The lack of liquidity in our investments may adversely affect our business.
We generally invest in companies whose securities are not publicly traded and whose securities will be subject to legal and other restrictions on resale or will otherwise be less liquid than publicly traded securities. The illiquidity of these investments may make it difficult for us to sell these investments when desired. In addition, if we are required to liquidate all or a portion of our portfolio quickly, we may realize significantly less than the value at which we had previously recorded these investments. As a result, we do not expect to achieve liquidity in our investments in the near-term. The illiquidity of most of our investments may make it difficult for us to dispose of them at a favorable price and, as a result, we may suffer losses.
We may not have the funds or ability to make additional investments in our portfolio companies.
We may not have the funds or ability to make additional investments in our portfolio companies. After our initial investment in a portfolio company, we may be called upon from time to time to provide additional funds to such company or have the opportunity to increase our investment through the extension of additional loans, the exercise of a warrant to purchase equity securities, or the funding of additional equity investments. There is no assurance that we will make, or will have sufficient funds to make, follow-on investments. Any decisions not to make a follow-on investment or any inability on our part to make such an investment may have a negative impact on a portfolio company in need of such an investment, may result in a missed opportunity for us to increase our participation in a successful operation, may reduce our ability to protect an existing investment or may reduce the expected yield on the investment.
There may be circumstances where our debt investments could be subordinated to claims of other creditors or we could be subject to lender liability claims.
Our portfolio companies may have, or may be permitted to incur, other debt that ranks equally with, or senior to, the debt in which we invest. By their terms, such debt instruments may entitle the holders to receive payment of interest or principal on or before the dates on which we are entitled to receive payments with respect to the debt instruments in which we invest. Also, in the event of insolvency, liquidation, dissolution, reorganization or bankruptcy of a portfolio company, holders of debt instruments ranking senior to our investment in that portfolio company would typically be entitled to receive payment in full before we receive any distribution. After repaying such senior creditors, such portfolio company may not have any remaining assets to use for repaying its obligation to us. In the case of debt ranking equally with debt instruments in which we invest, we would have to share on an equal basis any distributions with other creditors holding such debt in the event of an insolvency, liquidation, dissolution, reorganization or bankruptcy of the relevant portfolio company.
Even if our investment is structured as a senior-secured loan, principles of equitable subordination, as defined by existing case law, could lead a bankruptcy court to subordinate all or a portion of our claim to that of other creditors and transfer any lien securing such subordinated claim to the bankruptcy estate. The principles of equitable subordination defined by case law have generally indicated that a claim may be subordinated only if its holder is guilty of misconduct or where the senior loan is re-characterized as an equity investment and the senior lender has actually provided significant managerial assistance to the bankrupt debtor. We may also be subject to lender liability claims for actions taken by us with respect to a borrower’s business or instances where we exercise control over the borrower. It is possible that we could become subject to a lender liability claim, including as a result of actions taken in rendering significant managerial assistance or actions to compel and collect payments from the borrower outside the ordinary course of business.
We generally will not control our portfolio companies.
We do not, and do not expect to, control the decision making in many of our portfolio companies, even though we may have board representation or board observation rights, and our debt agreements may contain certain restrictive covenants. As a result, we are subject to the risk that a portfolio company in which we invest will make business decisions with which we disagree and the management of such company will take risks or otherwise act in ways that do not serve our interests as debt investors or minority equity holders. Due to the lack of liquidity for our investments in non-traded companies, we may not be able to dispose of our interests in our portfolio companies as readily as we would like or at an appropriate valuation. As a result, a portfolio company may make decisions that would decrease the value of our portfolio holdings.
Defaults by our portfolio companies will harm our operating results.
A portfolio company’s failure to satisfy financial or operating covenants imposed by us or other lenders could lead to non-payment of interest and other defaults and, potentially, termination of its loans and foreclosure on its secured assets, which could trigger cross-defaults under other agreements and jeopardize a portfolio company’s ability to meet its obligations under the debt or equity securities that we hold. We may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting portfolio company.
Any unrealized depreciation that we experience in our portfolio may be an indication of future realized losses, which could reduce our income and gains available for distribution.
As a BDC, we are required to carry our investments at market value or, if no market value is ascertainable, at the fair value as determined in accordance with our Valuation Procedures adopted pursuant to Rule 2a-5 under the 1940 Act. Decreases in the market values or fair values of our investments will be recorded as unrealized depreciation. Any unrealized depreciation in our portfolio could be an indication of a portfolio company’s inability to meet its repayment obligations to us with respect to affected loans or a potential impairment of the value of affected equity investments. This could result in realized losses in the future and ultimately in reductions of our income and gains available for distribution in future periods.
Prepayments of our debt investments by our portfolio companies could adversely impact our results of operations and reduce our return on equity.
We are subject to the risk that the investments we make in our portfolio companies may be repaid prior to maturity. When this occurs, we will generally reinvest these proceeds in temporary investments, pending their future investment in new portfolio companies. These temporary investments will typically have substantially lower yields than the debt being prepaid and we could experience significant delays in reinvesting these amounts. Any future investment in a new portfolio company may also be at lower yields than the debt that was repaid. As a result, our results of operations could be materially adversely affected if one or more of our portfolio companies elect to prepay amounts owed to us. Additionally, prepayments could negatively impact our return on equity, which could result in a decline in the market price of our securities.
We may be subject to risks associated with “covenant-lite” loans.
Some of the loans in which we invest may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. Generally, “covenant-lite” loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. To the extent we invest in covenant-lite loans, we may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in loans with finance maintenance covenants.
We may not realize gains from our equity investments.
Certain investments that we have made in the past and may make in the future include warrants or other equity securities. Investments in equity securities involve a number of significant risks, including the risk of further dilution as a result of additional issuances, inability to access additional capital and failure to pay current distributions. Investments in preferred securities involve special risks, such as the risk of deferred distributions, credit risk, illiquidity and limited voting rights. In addition, we may from time to time make non-control, equity investments in portfolio companies. Our goal is ultimately to realize gains upon our disposition of such equity interests. However, these equity interests may not appreciate in value and, in fact, may decline in value. Accordingly, we may not be able to realize gains from our equity interests, and any gains that we do realize on the disposition of any equity interests may not be sufficient to offset any other losses we experience. We also may be unable to realize any value if a portfolio company does not have a liquidity event, such as a sale of the business, recapitalization or public offering, which would allow us to sell the underlying equity interests. We often seek puts or similar rights to give us the right to sell our equity securities back to the portfolio company issuer; however, we may be unable to exercise these put rights for the consideration provided in our investment documents if the issuer is in financial distress.
Our investments in foreign securities may involve significant risks in addition to the risks inherent in U.S. investments.
Our investment strategy contemplates potential investments in debt securities of foreign companies. Investing in foreign companies may expose us to additional risks not typically associated with investing in securities of U.S. companies. These risks include changes in exchange control regulations, political and social instability, expropriation, imposition of foreign taxes, less liquid markets and less available information than is generally the case in the U.S., higher transaction costs, less government supervision of exchanges, brokers and issuers, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards and greater price volatility.
Although most of our investments will be U.S. dollar denominated, any investments denominated in a foreign currency will be subject to the risk that the value of a particular currency will change in relation to one or more other currencies. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, and political developments.
RISKS RELATED TO LEVERAGE
Because we borrow money, the potential for gain or loss on amounts invested in us is magnified and may increase the risk of investing in us.
Borrowings, also known as leverage, magnify the potential for loss on investments in our indebtedness and gain or loss on investments in our equity capital. As we use leverage to partially finance our investments, you will experience increased risks of investing in our securities. Accordingly, any event that adversely affects the value of an investment would be magnified to the extent we use leverage. Such events could result in a substantial loss to us, which would be greater than if leverage had not been used. In addition, our investment objectives are dependent on the continued availability of leverage at attractive relative interest rates.
We or our wholly-owned subsidiaries may also borrow from banks and other lenders and may issue debt securities or enter into other types of borrowing arrangements in the future. Lenders of these senior securities will have fixed dollar claims on our or our subsidiaries’ assets that are superior to the claims of equity holders, and we would expect such lenders to seek recovery against our or our subsidiaries’ assets in the event of a default. We have the ability to pledge up to 100% of our assets and can grant a security interest in all of our assets under the terms of any debt instruments we could enter into with lenders. The terms of our and our wholly-owned subsidiary’s existing indebtedness require compliance with certain financial and operational covenants, and we expect similar covenants in future debt instruments. Failure to comply with such covenants could result in a default under the applicable credit facility or debt instrument if we are unable to obtain a waiver from the applicable lender or holder, and such lender or holder could accelerate repayment under such indebtedness and negatively affect our business, financial condition, results of operations and cash flows. In addition, under the terms of any credit facility or other debt instrument we or any of our subsidiaries enter into, in the event of a default, we are likely to be required by its terms to use the net proceeds of any investments that we sell to repay a portion of the amount borrowed under such facility or instrument before applying such net proceeds to any other uses.
If the value of our assets decreases, leveraging would cause NAV to decline more sharply than it otherwise would have had we not leveraged our business. Similarly, any decrease in our income would cause net investment income to decline more sharply than it would have had we not leveraged our business. Such a decline could negatively affect our ability to pay common stock dividends, scheduled debt payments or other payments related to our securities.
Illustration: The following table illustrates the effect of leverage on returns from an investment in our common stock assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing below.

Assumed Return on Our Portfolio(1) (net of expenses)	(10.0)%	(5.0)%	0.0%	5.0%	10.0%
Corresponding Net Return to Common Stock Holder(2)	(26.0)%	(16.1)%	(6.2)%	3.8%	13.7%
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(1)Assumes, as of September 30, 2024, $1,227.3 million in total assets, $556.7 million in debt outstanding, $618.5 million in net assets and a weighted-average interest rate of 6.8%. Actual interest payments may be different.
(2)In order for us to cover our annual interest payments on indebtedness, we must achieve annual returns on our September 30, 2024 total assets of at least 3.1%.
Our ability to achieve our investment objective may depend in part on our ability to access additional leverage on favorable terms and there can be no assurance that such additional leverage can in fact be achieved. If we are unable to obtain leverage or if the interest rates of such leverage are not attractive, we could experience diminished returns. The number of leverage providers and the total amount of financing available could decrease or remain static.
Substantially all of our assets are subject to security interests under our senior securities and if we default on our obligations under our senior securities, we may suffer adverse consequences, including foreclosure on our assets.
Substantially all of our assets are currently pledged as collateral under our credit facilities. If we default on our obligations under our credit facilities, our lenders may have the right to foreclose upon and sell, or otherwise transfer, the collateral subject to their security interests or their superior claim. In such event, we may be forced to sell our investments to raise funds to repay our outstanding borrowings in order to avoid foreclosure and these forced sales may be at times and at prices we would not consider advantageous. Moreover, such deleveraging of our company could significantly impair our ability to effectively operate our business in the manner in which we have historically operated. As a result, we could be forced to curtail or cease new investment activities and lower or eliminate the dividends that we have historically paid to our stockholders. In addition, if the lenders exercise their right to sell the assets pledged under our credit facilities, such sales may be completed at distressed sale prices, thereby diminishing or potentially eliminating the amount of cash available to us after repayment of the amounts of outstanding borrowings.
If our operating performance declines and we are not able to generate sufficient cash flow to service our debt obligations, we may in the future need to refinance or restructure our debt, sell assets, reduce or delay capital investments, seek to raise additional capital or seek to obtain waivers from the required lenders under our debt obligations to avoid being in default. If we are unable to implement one or more of these alternatives, we may not be able to meet our payment obligations under our debt obligations. If we breach our covenants under our debt obligations and seek a waiver, we may not be able to obtain a waiver from the required lenders or debt holders. If this occurs, we would be in default under our debt obligations, the lenders or debt holders could exercise their rights as described above, and we could be forced into bankruptcy or liquidation. If we are unable to repay debt, lenders having secured obligations could proceed against the collateral securing the debt. Because certain of our debt obligations have customary cross-default provisions, if the indebtedness under our debt obligations is accelerated, we may be unable to repay or finance the amounts due.
We are subject to risks associated with any revolving credit facility that utilizes a structured subsidiary as our interests in any structured subsidiary are subordinated and we could be prevented from receiving cash on our equity interests from a structured subsidiary.
We own directly or indirectly 100% of the equity interests in MSIF Funding, LLC (“MSIF Funding”), a special purpose structured subsidiary (the “Structured Subsidiary”) utilized in our senior secured special purpose vehicle revolving credit facility (the “SPV Facility”). We consolidate the financial statements of MSIF Funding in our consolidated financial statements and treat the indebtedness under the SPV Facility as our leverage. Our interest in MSIF Funding is subordinated in priority of payment to every other obligation of MSIF Funding and is subject to certain payment restrictions set forth in the SPV Facility.
We receive cash from MSIF Funding only to the extent that we receive distributions on our equity interests therein. MSIF Funding could make distributions on its equity interests only to the extent permitted by the payment priority provisions of the SPV Facility. The SPV Facility generally provides that payments on the respective interests could not be made on any payment date unless all amounts owing to the lenders and other secured parties are paid in full. In addition, if MSIF Funding does not meet the leverage and borrowing base requirements set forth in the agreement governing the SPV Facility, a default could occur. In the event of a default under the SPV Facility credit agreement, cash would be diverted from us to pay the applicable lenders and other secured parties in amounts sufficient to cause such tests to be satisfied. In the event that we fail to receive cash from MSIF Funding, we could be unable to make distributions to our stockholders in amounts sufficient to maintain our status as a RIC, or at all. We also could be forced to sell investments in portfolio companies at less than their fair value in order to continue making such distributions. We cannot assure you that distributions on the assets held by MSIF Funding will be sufficient to make any distributions to us or that such distributions will meet our expectations.
Our equity interest in MSIF Funding ranks behind all of the secured and unsecured creditors, known or unknown, including the lenders in the SPV Facility. Consequently, to the extent that the value of MSIF Funding’s portfolio of loan investments has been reduced as a result of conditions in the credit markets, defaulted loans, capital gains and losses on the underlying assets, prepayment or changes in interest rates, the returns on our investments in MSIF Funding could be reduced. Accordingly, our investments in MSIF Funding could be subject to up to 100% loss.
The ability to sell investments held by a Structured Subsidiary is limited.
The credit agreement governing the SPV Facility places significant restrictions on our ability, as servicer, to sell investments. As a result, there could be times or circumstances during which we are unable to sell investments or take other actions that might be in our best interests.
We may invest in derivatives or other assets that expose us to certain risks, including market risk, liquidity risk and other risks similar to those associated with the use of leverage.
We may invest in derivatives and other assets that are subject to many of the same types of risks related to the use of leverage. Derivative transactions, if any, will generally create leverage for us and involve significant risks. The primary risks related to derivative transactions include counterparty, correlation, liquidity, leverage, volatility, over-the-counter trading, operational and legal risks. In addition, a small investment in derivatives could have a large potential impact on our performance, effecting a form of investment leverage on our portfolio. In certain types of derivative transactions, we could lose the entire amount of our investment; in other types of derivative transactions the potential loss is theoretically unlimited.
Under Rule 18f-4 under the 1940 Act (“Rule 18f-4”), related to use of derivatives, short sales, reverse repurchase agreements and certain other transactions by BDCs, we are permitted to enter into derivatives and other transactions that create future payment or delivery obligations, including short sales, notwithstanding the senior security provision of the 1940 Act if we comply with certain value-at-risk leverage limits, adopt a derivatives risk management program and implement board oversight and reporting requirements or otherwise comply with a “limited derivatives users” exception. Rule 18f-4 also permits us to enter into reverse repurchase agreements or similar financing transactions notwithstanding the senior security provision of the 1940 Act if we aggregate the amount of indebtedness associated with our reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the asset coverage ratios as discussed herein. We may otherwise engage in such transaction as a “derivatives transaction” for purposes of compliance with the rule. Furthermore, we are permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act if we reasonably believe, at the time we enter into such agreement, that we will have sufficient cash and cash equivalents to meet our obligations with respect to all such agreements as they come due. We cannot predict the effects of these requirements.
We have adopted updated policies and procedures in compliance with Rule 18f-4. We expect to qualify as a “limited derivatives user.” Future legislation or rules may modify how we treat derivatives and other financial arrangements for purposes of our compliance with the leverage limitations of the 1940 Act, which may be materially adverse to us and our investors.
RISKS RELATED TO OUR ADVISER AND ITS AFFILIATES
Our Adviser has conflicts of interest that may create an incentive for the Adviser to enter into investments that are riskier or more speculative than would otherwise be the case and our Adviser may have an incentive to increase portfolio leverage in order to earn higher management fees.
Our Adviser and its affiliates, including our officers, may have conflicts of interest as a result of compensation arrangements, time constraints and competition for investments, which they will attempt to resolve in a fair and equitable manner, but which may result in actions that are not in the best interests of our stockholders. Our Adviser receives substantial fees from us in return for its services and these fees could influence the investment and other decisions they make on our behalf.
The incentive fee payable by us to our Adviser may create an incentive for it to make investments on our behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the incentive fee payable to our Adviser is determined may encourage it to use leverage to increase the return on our investments. As additional leverage would magnify positive returns, if any, on our portfolio, our incentive fee would become payable to our Adviser (i.e., exceed the hurdle rate) at a lower average gross return on our portfolio. Additionally, the incentive fee payable by us to the Adviser may create an incentive for the Adviser to cause us to realize capital gains or losses that may not be in the best interests of us or our stockholders. Under the incentive fee structure, the Adviser benefits when we recognize capital gains and, because the Adviser determines when an investment is sold, the Adviser can influence the timing of the recognition of such capital gains.
In addition, the fact that our management fee is payable based upon our total assets, which includes any borrowings for investment purposes, may encourage our Adviser to use leverage to make additional investments. Under certain circumstances, the use of leverage (or an investment in companies that are highly leveraged) may increase the likelihood of default, which would result in higher investment losses.
We may be obligated to pay our Adviser incentive compensation even if we incur a net loss due to a decline in the value of our portfolio.
The New Investment Advisory Agreement entitles our Adviser to receive incentive compensation on income regardless of any capital losses. In such case, we may be required to pay our Adviser incentive compensation for a fiscal quarter even if there is a decline in the value of our portfolio or if we incur a net loss for that quarter.
Any incentive fee payable by us that relates to our net investment income may be computed and paid on income that may include interest that has been accrued but not yet received. If a portfolio company defaults on a loan that is structured to provide accrued interest, it is possible that accrued interest previously included in the calculation of the incentive fee will become uncollectible. Our Adviser will not be under any obligation to reimburse us for any part of the incentive fee it received that was based on accrued income that we never received in cash as a result of a default by an entity on the obligation that resulted in the accrual of such income and such circumstances would result in our paying an incentive fee on income we never received in cash.
Our Adviser may face conflicts of interest in allocating investment opportunities between us, Main Street and the other funds and clients managed by our Adviser.
The investment professionals utilized by our Adviser are also the investment professionals responsible for investing and managing Main Street’s investment portfolio as well as the investment portfolios of other funds and clients managed by our Adviser. These professionals are responsible for allocating investment opportunities between us, Main Street and other funds and clients managed by it. We have made and, in the future, intend to make co-investments with Main Street and other funds or clients advised by the Adviser in accordance with the conditions of an exemptive relief order from the SEC permitting such co-investment transactions. The order requires, among other things, that Main Street and the Adviser consider whether each such investment opportunity is appropriate for us, Main Street and the Adviser’s advised clients and, if it is appropriate, to propose an allocation of the investment opportunity between such other parties. As a consequence, it may be more difficult for us to maintain or increase the size of our investment portfolio in the future. Although the Adviser and Main Street will endeavor to allocate investment opportunities in a fair and equitable manner, including in accordance with the conditions set forth in the order issued by the SEC when relying on such order, we may face conflicts in allocating investment opportunities between us, Main Street and other funds and clients managed by the Adviser. Because our Adviser may receive performance-based fee compensation from the other funds and clients it manages if such funds or client have more favorable terms or provisions than with us, this may provide our Adviser an incentive to allocate opportunities to other funds and clients our Adviser manages instead of us. Our Adviser and Main Street have implemented an allocation policy to ensure the equitable distribution of investment opportunities and, as a result, we may be unable to participate in certain investments based upon such allocation policy.
Main Street will own in excess of 3% of our common stock, which could result in its influence over the outcome of matters submitted to the vote of our stockholders.
Upon completion of this offering, assuming that Main Street purchases the maximum of $4.5 million in Main Street Indicative Commitment Shares in this offering at a public offering price of $15.53, Main Street will own approximately 3.0% of our outstanding common stock (or approximately 3.0% assuming the underwriters’ option to purchase additional shares is exercised in full). In addition, Main Street intends to purchase up to $20.0 million in the aggregate of shares of our common stock in the open market for a 12-month period starting on a date determined by Main Street following the consummation of this offering, pursuant to the terms of the Main Street Rule 10b5-1 Stock Purchase Plan that Main Street intends to enter in connection with or shortly after the closing of this offering. As a result, Main Street may have influence over the outcome of matters submitted to a vote of our stockholders, including the election of our directors or transactions involving a change in control. Their interests may conflict with, or differ from, the interests of our other stockholders, including you. So long as Main Street continues to own shares of our common stock, it could influence our corporate decisions submitted to our stockholders for approval, regardless of whether we terminate the management agreement with the Adviser.
Under Section 12 of the 1940 Act, investment companies, including other business development companies such as Main Street, generally cannot acquire more than 3% of our total outstanding voting stock, among other limitations. In light of these restrictions, on January 20, 2025, in connection with this offering and Main Street’s potential acquisition in excess of 3% of our outstanding common stock as a result of the potential purchase by Main Street of the Main Street Indicative Commitment Shares and any additional acquisitions pursuant to the terms of the Main Street Rule 10b5-1 Stock Purchase Plan that Main Street intends to enter in connection with or shortly after the closing of this offering, we entered into the Main Street Fund of Funds Agreement. The Main Street Fund of Funds Agreement provides for the acquisition of our shares of common stock by Main Street, and our sale of such shares to Main Street, in a manner consistent with the requirements of Rule 12d1-4 under the 1940 Act.
Our ability to enter into transactions with our affiliates is restricted.
As a BDC, we are prohibited under the 1940 Act from participating in certain transactions with certain of our affiliates without the prior approval of a majority of our independent directors and, in some cases, the SEC. Any person that owns, directly or indirectly, 5% or more of our outstanding voting securities is our affiliate for purposes of the 1940 Act, and we are generally prohibited from buying or selling any securities from or to such affiliate on a principal basis, absent the prior approval of our board of directors and, in some cases, the SEC. The 1940 Act also prohibits certain “joint” transactions with certain of our affiliates, which in certain circumstances could include investments in the same portfolio company (whether at the same or different times to the extent the transaction involves a joint investment), without prior approval of our board of directors and, in some cases, the SEC. If a person acquires more than 25% of our voting securities, we will be prohibited from buying or selling any security from or to such person or certain of that person’s affiliates, or entering into prohibited joint transactions with such persons, absent the prior approval of the SEC. Similar restrictions limit our ability to transact business with our officers or directors or their affiliates.
The SEC has interpreted the BDC regulations governing transactions with affiliates to prohibit certain joint transactions involving the BDC and entities that share a common investment adviser or are otherwise affiliated with the BDC’s investment adviser. As a result of these restrictions, we are prohibited from buying or selling any security from or to any portfolio company that is controlled by a fund advised by the Adviser or their respective affiliates or is otherwise affiliated with the BDC’s investment adviser without the prior approval of the SEC, which may limit the scope of investment opportunities that would otherwise be available to us.
We may, however, invest alongside our Adviser’s and/or its affiliates’ other clients or entities otherwise affiliated with our Adviser (including Main Street), in certain circumstances where doing so is consistent with applicable law and SEC staff interpretations, guidance and exemptive relief orders. However, although the Adviser endeavors to fairly allocate investment opportunities in the long run, we can offer no assurance that investment opportunities will be allocated to us fairly or equitably in the short-term or over time. As noted above, the SEC has granted us, Main Street and our Adviser an exemptive order that allows us to enter into certain negotiated co-investment transactions alongside Main Street and other funds or clients advised by the Adviser in a manner consistent with our investment objective, positions, policies, strategies, and restrictions as well as regulatory requirements and other pertinent factors, subject to compliance with the exemptive order. Pursuant to the exemptive order, we are permitted to co-invest with our affiliates, including Main Street, if a “required majority” (as defined in Section 57(o) of the 1940 Act) of our eligible directors make certain conclusions in connection with a co-investment transaction, including that (1) the terms of the transactions, including the consideration to be paid, are reasonable and fair to us and our stockholders and do not involve overreaching in respect of us or our stockholders on the part of any person concerned, and (2) the transaction is consistent with the interests of our stockholders and is consistent with our investment objective and strategies.
In situations where co-investment with affiliates’ other clients or entities otherwise affiliated with our Adviser (such as Main Street) is not permitted under the 1940 Act and related rules, existing or future staff guidance, or the terms and conditions of the exemptive order granted to us by the SEC (as discussed above), our Adviser will need to decide which entity or entities will proceed with the investment. Generally, we will not have an entitlement to make a co-investment in these circumstances and, to the extent that another entity elects to proceed with the investment, we will not be permitted to participate. Moreover, except in certain circumstances, we will not invest in any issuer in which an affiliate or an affiliate’s other client holds a controlling interest.
Our Adviser’s liability is limited under the New Investment Advisory Agreement, and we have agreed to indemnify our Adviser against certain liabilities, which may lead our Adviser to act in a riskier manner on our behalf than it would when acting for its own account.
Under the New Investment Advisory Agreement, our Adviser and its officers, directors, managers, partners, shareholders, members (and their shareholders or members, including the owners of their shareholders or members), agents, employees, controlling persons and any other person or entity affiliated with or acting on behalf of the Adviser are not liable to us for acts or omissions performed by our Adviser in accordance with and pursuant to the New Investment Advisory Agreement, except those resulting from acts constituting fraud, willful misfeasance, bad faith or gross negligence in the performance of the Adviser’s duties or by reason of the reckless disregard of the Adviser’s duties and obligations under the New Investment Advisory Agreement. In addition, we have agreed to indemnify our Adviser and its officers, directors, managers, partners, shareholders, members (and their shareholders or members, including the owners of their shareholders or members), agents, employees, controlling persons and any other person or entity affiliated with or acting on behalf of the Adviser from and against any claims or liabilities, including reasonable legal fees, arising out of or in connection with any action taken or omitted on our behalf pursuant to authority granted by the New Investment Advisory Agreement, except where attributable to fraud, willful misfeasance, bad faith or gross negligence in the performance of the Adviser’s duties or by reason of the reckless disregard of the Adviser’s duties and obligations under the New Investment Advisory Agreement. These protections may lead our Adviser to act in a riskier manner when acting on our behalf than they would when acting for their own account.
Our Adviser can resign on 120 days’ notice and we may not be able to find a suitable replacement within that time, resulting in a disruption in our operations that could adversely affect our financial condition, business and results of operations.
Our Adviser has the right, under the New Investment Advisory Agreement, to resign at any time upon not less than 120 days’ written notice, whether we have found a replacement or not. If our Adviser resigns, we may not be able to find a replacement or hire internal management with similar expertise and ability to provide the same or equivalent services on acceptable terms within 120 days or at all. If we are unable to do so quickly, our operations are likely to experience a disruption, our financial condition, business and results of operations as well as our ability to pay distributions are likely to be adversely affected and the value of our shares may decline. Even if we are able to retain comparable management, whether internal or external, the integration of such management and their lack of familiarity with our investment objective may result in additional costs and time delays that may adversely affect our business, financial condition, results of operations and cash flows.
RISKS RELATED TO BDCs
Operating under the constraints imposed on us as a BDC and RIC may hinder the achievement of our investment objectives.
The 1940 Act and the Code impose numerous constraints on the operations of BDCs and RICs that do not apply to certain of the other investment vehicles that we may compete with. BDCs are required, for example, to invest at least 70% of their total assets in certain qualifying assets, including U.S. private or thinly traded public companies, cash, cash equivalents, U.S. government securities and other high-quality debt instruments that mature in one year or less from the date of investment. Moreover, qualification for taxation as a RIC requires satisfaction of source-of-income, asset diversification and distribution requirements. Operating under these constraints may hinder our ability to take advantage of attractive investment opportunities and to achieve our investment objective. Any failure to do so could subject us to enforcement action by the SEC, cause us to fail to satisfy the requirements associated with RIC status and subject us to entity-level corporate income taxation, cause us to fail the 70% test described above or otherwise have a material adverse effect on our business, financial condition or results of operations.
We may be precluded from investing in what our Adviser believes are attractive investments if such investments are not qualifying assets for purposes of the 1940 Act. If we do not invest a sufficient portion of our assets in qualifying assets, we will be prohibited from making any additional investment that is not a qualifying asset and could be forced to forgo attractive investment opportunities. Similarly, these rules could prevent us from making follow-on investments in existing portfolio companies (which could result in the dilution of our position).
If we fail to maintain our status as a BDC, we might be regulated as a closed-end investment company that is required to register under the 1940 Act, which would subject us to additional regulatory restrictions and significantly decrease our operating flexibility. In addition, any such failure could cause an event of default under any outstanding indebtedness we might have, which could have a material adverse effect on our business, financial condition or results of operations.
Regulations governing our operation as a BDC will affect our ability to, and the way in which we, raise additional capital.
Our business will require capital to operate and grow. We may acquire such additional capital from the following sources:
Senior Securities
We may issue debt securities or preferred stock and/or borrow money from banks or other financial institutions, which we refer to collectively as senior securities. As a result of issuing senior securities, we will be exposed to additional risks, including the following:
•Under the provisions of the 1940 Act, we are permitted, as a BDC, to issue senior securities only in amounts such that our asset coverage, as defined in the 1940 Act, equals at least 200% (or 150% if certain requirements are met) immediately after each issuance of senior securities. If the value of our assets declines, we may be unable to satisfy this test. If that happens, we will be prohibited from issuing debt securities or preferred stock and/or borrowing money from banks or other financial institutions and may not be permitted to declare a cash dividend or make any cash distribution to stockholders or repurchase shares until such time as we satisfy this test.
•Any amounts that we use to service our debt or make payments on preferred stock will not be available for dividends to our common stockholders.
•It is likely that any senior securities or other indebtedness we issue will be governed by an indenture or other instrument containing covenants restricting our operating flexibility. Additionally, some of these securities or other indebtedness may be rated by rating agencies, and in obtaining a rating for such securities and other indebtedness, we may be required to abide by operating and investment guidelines that further restrict operating and financial flexibility.
•We and, indirectly, our stockholders will bear the cost of issuing and servicing such securities and other indebtedness.
•Preferred stock or any convertible or exchangeable securities that we issue in the future may have rights, preferences and privileges more favorable than those of our common stock, including separate voting rights and could delay or prevent a transaction or a change in control to the detriment of the holders of our common stock.
•Any unsecured debt issued by us would generally rank (i) pari passu with our current and future unsecured indebtedness and effectively subordinated to all of our existing and future secured indebtedness, to the extent of the value of the assets securing such indebtedness, and (ii) structurally subordinated to all existing and future indebtedness and other obligations of any of our subsidiaries.
Additional Common Stock
We are not generally able to issue and sell our common stock at a price below NAV per share. We may, however, sell our common stock, warrants, options or rights to acquire our common stock, at a price below the current NAV per share of the common stock if our board of directors determines that such sale is in the best interests of our stockholders, and our stockholders approve such sale. Moreover, we can offer no assurance that we will be able to issue and sell additional equity securities in the future, on favorable terms or at all.
Previously enacted legislation may allow us to incur additional leverage.
The 1940 Act generally prohibits us from incurring indebtedness unless immediately after such borrowing we have an asset coverage for total borrowings of at least 200% (i.e., the amount of debt may not exceed 50% of the value of our assets). However, legislation passed in March 2018 modified the 1940 Act by allowing a BDC to increase the maximum amount of leverage it may incur by lowering the required asset coverage ratio of 200% to an asset coverage ratio of 150% (i.e., the amount of debt may not exceed 66 2/3% of the value of our assets), if certain requirements are met. Under the legislation, we are allowed to increase our leverage capacity if stockholders representing at least a majority of the votes cast, when a quorum is met, approve a proposal to do so. If we receive stockholder approval, we would be allowed to increase our leverage capacity on the first day after such approval. Alternatively, the legislation allows a “required majority” (as defined in Section 57(o) of the 1940 Act) of the members of our board of directors to approve an increase in our leverage capacity, and such approval would become effective after one year from the date of approval. As a result of this legislation, we may be able to increase our leverage up to an amount that reduces our asset coverage ratio from 200% to 150%.
RISKS RELATED TO THIS OFFERING AND AN INVESTMENT IN SHARES OF OUR COMMON STOCK
Investing in our securities may involve a high degree of risk.
The investments we make in accordance with our investment objective may result in a higher amount of risk than alternative investment options and a higher risk of volatility or loss of principal. Our investments in portfolio companies involve higher levels of risk, and therefore, an investment in our securities, including shares of our common stock, may not be suitable for someone with lower risk tolerance.
There are material limitations with making available preliminary estimates of our financial results for the fiscal quarter and year ended December 31, 2024 prior to the completion of our and our auditor’s financial review procedures for such period.
The preliminary financial estimates contained in the section entitled “Prospectus Summary—Preliminary Estimates of Fourth Quarter 2024 Results” are not a comprehensive statement of our financial results for the fiscal year ended December 31, 2024 and have not been audited, reviewed, compiled, examined or subject to any procedures by Grant Thornton LLP, our independent registered public accounting firm, or any other independent accountants. Our consolidated financial statements for the fiscal year ended December 31, 2024 will not be available until after this offering is completed and, consequently, will not be available to you prior to making an investment decision in this offering. Our actual financial results for the fiscal year ended December 31, 2024 could differ materially from the preliminary financial estimates we have provided as a result of the completion of our customary financial year-end closing and related internal controls over financial reporting, final determination of the fair value of our portfolio investments, final adjustments and other developments arising between now and the time that our financial results for the fiscal year ended December 31, 2024 are finalized. The preliminary financial data included herein has been prepared by, and is the responsibility of, management. Grant Thornton LLP has not audited, reviewed, compiled, examined or performed any procedures with respect to such preliminary estimates, and, accordingly, does not express an opinion or any other form of assurance with respect thereto. In addition, the preliminary financial estimates do not include all of the information regarding our financial condition and results of operations for the fiscal quarter or year ended December 31, 2024 that may be important to investors.
Prior to this offering, there has been no public market for shares of our common stock, and we cannot assure you that a market for shares of our common stock will develop or that the market price of shares of our common stock will not decline following the offering.
Our common stock has no history of public trading. We have applied to list our common stock on The New York Stock Exchange under the symbol “MSIF.” We cannot assure you that a trading market will develop for our common stock after this offering or, if one develops, that such trading market can be sustained. In addition, we cannot predict the prices at which our common stock will trade. The offering price for our common stock will be determined through our negotiations with the underwriters and may not bear any relationship to the market price at which it may trade after this offering. Shares of companies offered in a public offering often trade at a discount to the initial offering price due to underwriting discounts and commissions and related offering expenses. Also, shares of closed-end investment companies, including BDCs, frequently trade at a discount from NAV per share and our common stock may also be discounted in the market. This characteristic of closed-end investment companies is separate and distinct from the risk that our net asset value per share may decline. We cannot predict whether our common stock will trade at, above or below NAV per share. The risk of loss associated with this characteristic of closed-end management investment companies may be greater for investors expecting to sell shares of common stock purchased in the offering soon after the offering. In addition, if our common stock trades below its NAV per share, we will generally not be able to sell additional shares of our common stock to the public at its market price without, among other things, the requisite stockholders approving such a sale.
The market price of our common stock may be volatile and may fluctuate significantly.
The market price and liquidity of the market for our common stock that will prevail in the market after this offering may be higher or lower than the price you pay and may be significantly affected by numerous factors, some of which are beyond our control and may not be directly related to our operating performance. These factors include:
•Significant volatility in the market price and trading volume of securities of BDCs or other companies in our sector, which are not necessarily related to the operating performance of these companies;
•Price and volume fluctuations in the overall stock market from time to time;
•The inclusion or exclusion of our common stock from certain indices;
•Changes in the value of our portfolio of investments and derivative instruments as a result of changes in market factors, such as interest rate shifts, and also portfolio specific performance, such as portfolio company defaults, among other reasons;
•Changes in regulatory policies or tax guidelines, particularly with respect to RICs or BDCs;
•Loss of RIC tax treatment or BDC status;
•Distributions that exceed our net investment income and net income as reported according to U.S. GAAP;
•Changes in earnings or variations in operating results;
•Changes in accounting guidelines governing valuation of our investments;
•Any shortfall in revenue or net income or any increase in losses from levels expected by investors;
•Departure of our Adviser or certain of its key personnel;
•Inability of the Adviser to employ additional experienced investment professionals;
•General economic trends and other external factors;
•Escalation of tensions and conflicts in Europe and elsewhere, including in Ukraine and the Middle East, and disruptions in local, regional, national and global markets and economies affected thereby, including the potential for volatility in energy prices and its impact on the industries in which we invest;
•Elevating levels of inflation, and its impact on our portfolio companies and on the industries in which we invest;
•The impact of supply chain constraints on our portfolio companies and the global economy;
•Loss of a major funding source;
•The impact of information technology system failures, data security breaches, data privacy compliance, network disruptions, and cybersecurity attacks; and
•The economic and other impacts of disease outbreaks, pandemics, or any other serious public health concern, such as the Coronavirus pandemic, in the United States as well as worldwide.
We may not be able to pay distributions to our stockholders, our distributions may not grow over time, and a portion of distributions paid to our stockholders may be a return of capital.
We intend to pay distributions to our stockholders out of assets legally available for distribution. We cannot assure you that we will achieve investment results that will allow us to pay a specified level of cash distributions, previously projected distributions for future periods, or year-to-year increases in cash distributions. Our ability to pay distributions might be adversely affected by, among other things, the impact of one or more of the risk factors described herein. In addition, the inability to satisfy the asset coverage test applicable to us as a BDC could limit our ability to pay distributions. All distributions will be paid at the discretion of our board of directors and will depend on our earnings, our financial condition, maintenance of our RIC status, compliance with applicable BDC regulations, compliance with our debt covenants and such other factors as our board of directors may deem relevant from time to time. We cannot assure you that we will pay distributions to our stockholders in the future.
When we make distributions, we will be required to determine the extent to which such distributions are paid out of current or accumulated taxable earnings, recognized capital gains or capital. To the extent there is a return of capital, investors will be required to reduce their basis in our stock for U.S. federal income tax purposes, which may result in higher tax liability when the shares are sold, even if they have not increased in value or have lost value. In addition, any return of capital will be net of any sales load and offering expenses associated with sales of shares of our common stock. In the future, our distributions may include a return of capital.
Purchases of shares of our common stock by us or Main Street under open-market purchase programs, including the Company Rule 10b5-1 Stock Repurchase Plan and the Main Street Rule 10b5-1 Purchase Plan, may result in the price of shares of our common stock being higher than the price that otherwise might exist in the open market.
Our Board authorized us to repurchase shares of our common stock through an open-market share repurchase program for up to $65.0 million in the aggregate of shares of our common stock for a 12-month period starting on a date determined by the Company following the consummation of this offering. Pursuant to such authorization, in connection with or shortly after the closing of this offering, we intend to enter into the Company Rule 10b5-1 Stock Repurchase Plan to facilitate the repurchase of up to the full $65.0 million in shares of our common stock authorized under the share repurchase program in accordance with the guidelines specified in Rule 10b-18 and Rule 10b5-1 of the Exchange Act. In addition, Main Street intends to purchase up to $20.0 million in the aggregate of shares of our common stock in the open market for a 12-month period starting on a date determined by Main Street following the consummation of this offering, pursuant to the terms of the Main Street Rule 10b5-1 Stock Purchase Plan that Main Street intends to enter in connection with or shortly after the closing of this offering. The purchases of shares pursuant to the Main Street Rule 10b5-1 Stock Purchase Plan will be implemented in accordance with Rule 10b5-1 and Rule 10b-18 under the Exchange Act. These activities may have the effect of maintaining the market price of shares our common stock or mitigating a decline in the market price of the shares of our common stock, and, as a result, the price of our shares of common stock may be higher than the price that otherwise might exist in the open market.
Sales of substantial amounts of our common stock in the public market may have an adverse effect on the market price of our common stock.
Upon completion of this offering, 45,090,358 shares of our common stock will be outstanding, assuming no exercise of the underwriters’ option to purchase additional shares. The 4,850,000 shares of common stock sold in the offering (assuming no exercise of the underwriters’ option to purchase additional shares) will be freely tradable without restriction or limitation under the Securities Act, other than those shares that will be subject to a lock-up agreement with the underwriters as described below or that may be acquired through the directed share program by certain program participants, as described elsewhere in this prospectus. Any shares purchased in this offering by our affiliates, as defined in the Securities Act, will be subject to the public information, manner of sale and volume limitations of Rule 144 under the Securities Act (“Rule 144”). The shares of our common stock that were issued prior to the completion of this offering, other than 1,160,412 shares of our common stock (adjusted to reflect the Reverse Stock Split effected on December 16, 2024) held by Main Street and our executive officers and directors, will be freely tradeable without restriction or limitation under the Securities Act, other than as set forth in our Articles of Incorporation (as defined below).
The Company, its directors and executive officers, the Adviser and Main Street have agreed that, without the prior written consent of the representatives on behalf of the underwriters, they will not, and will not publicly disclose an intention to, during the period ending 180 days after the date of this prospectus (the “restricted period”), subject to certain customary exceptions:
•offer, pledge, sell, contract to sell, sell any option or contract to purchase, purchase any option or contract to sell, grant any option, right or warrant to purchase, lend or otherwise transfer or dispose of, directly or indirectly, any shares of our common stock or any securities convertible into or exercisable or exchangeable for shares of our common stock;
•file any registration statement with the SEC relating to the offering of any shares of our common stock or any securities convertible into or exercisable or exchangeable for our common stock; or
•engage in any hedging or other transaction or arrangement (including, without limitation, any short sale or the purchase or sale of, or entry into, any put or call option, or combination thereof, forward, swap or any other derivative transaction or instrument, however described or defined) which is designed or intended to, or which reasonably could be expected to lead to or result in, a sale or disposition of our common stock, or any securities convertible into or exercisable or exchangeable for our common stock (whether by the undersigned or someone other than the undersigned), or transfer of any of the economic consequences of ownership, in whole or in part, directly or indirectly, of our common stock or other securities, in cash or otherwise, whether any such transaction described above is to be settled by delivery of our common stock or such other securities, in cash or otherwise. In addition, each such person agrees that, without the prior written consent of the representatives on behalf of the underwriters, such person will not, during the restricted period, make any demand for, or exercise any right with respect to, the registration of any shares of our common stock or any security convertible into or exercisable or exchangeable for common stock.
Additionally our second articles of amendment and restatement, which will become effective upon a Listing (our “Articles of Incorporation”) contains a provision that limits the transferability of all of our shares of common stock outstanding at the time of this offering for the 365-day period following the commencement of trading of our shares of common stock on a national securities exchange (the “Trading Date”). Specifically, without the prior written consent of our board of directors (with respect to all or any portion of the Restricted Shares (as defined below)), a stockholder may not transfer (whether by sale, gift, merger, operation of law or otherwise), exchange, assign, pledge, hypothecate or otherwise dispose of or encumber (collectively, “Transfer”) shares of our common stock acquired by such stockholder prior to the Listing (the “Restricted Shares”) until:
•180 days after the Trading Date for one-third of the Restricted Shares held by such stockholder;
•270 days after the Trading Date for two-thirds of the Restricted Shares held by such stockholder; and
•365 days after the Trading Date for all remaining Restricted Shares held by such stockholder.
Any purported Transfer in violation of this provision of our Articles of Incorporation would be void and have no force or effect.
Following this offering and the expiration of applicable lock-up periods describe above, and subject to applicable securities laws, including Rule 144, sales of substantial amounts of our common stock, or the perception that such sales could occur, could adversely affect the prevailing market prices for our common stock. If these sales occur, it could impair our ability to raise additional capital through the sale of equity securities should we desire to do so. We cannot predict what effect, if any, future sales of securities, or the availability of securities for future sales, will have on the market price of our common stock prevailing from time to time. See “Shares Eligible for Future Sale” for more information.
Investors in this offering may experience immediate dilution upon the closing of the offering.
If you purchase shares of our common stock in this offering, you may experience immediate dilution if the price that you pay is greater than the pro forma NAV per share of the common stock you acquire. Investors in this offering could pay a price per share of common stock that exceeds the NAV per share after the closing of the offering. Assuming an expected public offering price of $15.53 per share, purchasers in this offering will experience immediate dilution of approximately $0.14 per share. See “Dilution.”
Our stockholders may experience dilution in their ownership percentage.
Our stockholders do not have preemptive rights to purchase any shares of our common stock we issue in the future. To the extent that we issue additional equity interests at or below NAV your percentage ownership interest in us may be diluted. In addition, depending upon the terms and pricing of any future sales of common stock and the value of our investments, you may also experience dilution in the NAV and fair value of your shares of common stock.
Under the 1940 Act, we generally are prohibited from issuing or selling shares of our common stock at a price below NAV per share, which may be a disadvantage as compared with certain public companies. We may, however, sell shares of our common stock, or warrants, options, or rights to acquire shares of our Common Stock, at a price below the current NAV of shares of our common stock if our board of directors determines that such sale is in our best interests and the best interests of our stockholders, and our stockholders, including a majority of those stockholders that are not affiliated with us, approve such sale. In any such case, the price at which our securities are to be issued and sold may not be less than a price that, in the determination of our board of directors, closely approximates the fair value of such securities (less any distributing commission or discount). At a special meeting of stockholders held on December 11, 2024, our stockholders authorized us, subject to approval of our board of directors, to sell or otherwise issue shares of our common stock during the next year at a price below our NAV per share, subject to certain conditions. The authorization is effective until December 11, 2025.
If we raise additional funds by issuing shares of our common stock or senior securities convertible into, or exchangeable for, shares of our common stock, then the percentage ownership of our stockholders at that time will decrease and you will experience dilution.
We may use proceeds of this offering in a way with which you may not agree.
We will have significant flexibility in applying the proceeds of this offering and may use the net proceeds from this offering in ways with which you may not agree, or for purposes other than those contemplated at the time of this offering. We will also pay operating expenses, and may pay other expenses such as due diligence expenses of potential new investments, from the net proceeds of this offering. Our ability to achieve our investment objectives may be limited to the extent that net proceeds of this offering, pending full investment, are used to pay expenses rather than to make investments.
Provisions of the Maryland General Corporation Law and our articles of incorporation and bylaws could deter takeover attempts and have an adverse impact on the price of our common stock.
The Maryland General Corporation Law and our Articles of Incorporation and bylaws contain provisions that may have the effect of discouraging, delaying or making difficult a change in control of our company or the removal of our incumbent directors. The existence of these provisions, among others, may have a negative impact on the price of our common stock and may discourage third-party bids for ownership of our company. These provisions may prevent any premiums being offered to you for our common stock.
We may in the future determine to issue preferred stock, which could adversely affect the value of our common stock.
The issuance of shares of preferred stock with dividend or conversion rights, liquidation preferences or other economic terms favorable to the holders of preferred stock could adversely affect the value for our common stock by making an investment in the common stock less attractive. In addition, the dividends on any preferred stock we issue must be cumulative. Payment of dividends and repayment of the liquidation preference of preferred stock must take preference over any dividends or other payments to our common stockholders, and holders of preferred stock are not subject to any of our expenses or losses and are not entitled to participate in any income or appreciation in excess of their stated preference (other than convertible preferred stock that converts into common stock). In addition, under the 1940 Act, preferred stock constitutes a “senior security” for purposes of the asset coverage test.
FEDERAL INCOME TAX RISKS
We will be subject to corporate-level U.S. federal income tax if we are unable to qualify as a RIC under Subchapter M of the Code.
To maintain RIC tax treatment under the Code, we must meet the following annual distribution, income source and asset diversification requirements:
•The annual distribution requirement (the “Annual Distribution Requirement”) for a RIC will be satisfied if we distribute to our stockholders on an annual basis at least 90% of our net ordinary taxable income and realized net short-term capital gains in excess of realized net long-term capital losses, if any. Depending on the level of taxable income earned in a tax year, we may choose to carry forward taxable income in excess of current year distributions into the next tax year and pay a 4% U.S. federal excise tax on such income. Any such carryover taxable income must be distributed through a dividend declared prior to the later of (i) filing the final tax return related to the year which generated such taxable income or (ii) the fifteenth day of the ninth month following the close of the year which generated such taxable income. Because we use debt financing, we are subject to certain asset coverage ratio requirements under the 1940 Act and are (and may in the future become) subject to certain financial covenants under loan and credit agreements that could, under certain circumstances, restrict us from making distributions necessary to satisfy the distribution requirement. In addition, because we receive non-cash sources of income such as PIK interest which involves us recognizing taxable income without receiving the cash representing such income, we may have difficulty meeting the distribution requirement. If we are unable to obtain cash from other sources, we could fail to qualify for RIC tax treatment and thus become subject to corporate-level U.S. federal income tax.
•The source-of-income requirement will be satisfied if we obtain at least 90% of our gross income for each year from dividends, interest, gains from the sale of stock or securities or similar sources.
•The asset diversification requirement will be satisfied if we meet certain asset diversification requirements at the end of each quarter of our taxable year. To satisfy this requirement, at least 50% of the value of our assets must consist of cash, cash equivalents, U.S. government securities, securities of other RICs, and other acceptable securities; and no more than 25% of the value of our assets can be invested in the securities, other than U.S. government securities or securities of other RICs, (i) of one issuer, (ii) of two or more issuers that are controlled, as determined under applicable Code rules, by us and that are engaged in the same or similar or related trades or businesses or (iii) of certain “qualified publicly traded partnerships.”
Failure to meet these requirements may result in our having to dispose of certain investments quickly in order to prevent the loss of RIC status. Because most of our investments are in privately held companies, and therefore illiquid, any such dispositions could be made at disadvantageous prices and could result in substantial losses. Moreover, if we fail to maintain RIC tax treatment for any reason and are subject to corporate income tax, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution and the amount of our distributions.
We may have difficulty paying the distributions required to maintain RIC tax treatment under the Code if we recognize income before or without receiving cash representing such income.
We will include in income certain amounts that we have not yet received in cash, such as: (i) amortization of original issue discount, which may arise if we receive warrants in connection with the origination of a loan such that ascribing a value to the warrants creates original issue discount in the debt instrument, if we invest in a debt investment at a discount to the par value of the debt security or possibly in other circumstances; (ii) contractual PIK interest, which represents contractual interest added to the loan balance and due at the end of the loan term; (iii) contractual preferred dividends, which represents contractual dividends added to the preferred stock and due at the end of the preferred stock term, subject to adequate profitability at the portfolio company; or (iv) amortization of market discount, which is associated with loans purchased in the secondary market at a discount to par value. Such amortization of original issue discounts, increases in loan balances as a result of contractual PIK arrangements, cumulative preferred dividends, or amortization of market discount will be included in income before we receive the corresponding cash payments. We also may be required to include in income certain other amounts before we receive such amounts in cash. Investments structured with these features may represent a higher level of credit risk compared to investments generating income which must be paid in cash on a current basis.
Since, in certain cases, we may recognize taxable income before or without receiving cash representing such income, we may have difficulty meeting the Annual Distribution Requirement necessary to maintain RIC tax treatment under the Code. Accordingly, we may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may fail to qualify for RIC tax treatment and thus become subject to corporate-level U.S. federal income tax.
We may in the future choose to pay dividends in our own stock, in which case you may be required to pay tax in excess of the cash you receive.
We may distribute taxable dividends that are payable in part in our stock. Under certain applicable provisions of the Code and the U.S. Department of Treasury (“Treasury”) regulations, distributions payable by us in cash or in shares of stock (at the stockholders’ election) would satisfy the Annual Distribution Requirement. The IRS has issued guidance providing that a dividend payable in stock or in cash at the election of the stockholders will be treated as a taxable dividend eligible for the dividends paid deduction provided at least 20% of the total distribution is payable in cash and certain other requirements are satisfied. According to this guidance, if too many stockholders elect to receive their distributions in cash, each such stockholder would receive a pro rata share of the total cash to be distributed and would receive the remainder of their distribution in shares of stock. Taxable stockholders receiving such dividends will be required to include the full amount of the dividend as ordinary income (or as long-term capital gain to the extent such dividend is properly reported as a capital gain dividend) to the extent of our current and accumulated earnings and profits for U.S. federal income tax purposes. As a result, a U.S. stockholder may be required to pay tax with respect to such dividends in excess of any cash received. If a U.S. stockholder sells the stock it receives as a dividend in order to pay this tax, the sales proceeds may be less than the amount included in income with respect to the dividend, depending on the market price of our stock at the time of the sale. Furthermore, with respect to non-U.S. stockholders, we may be required to withhold U.S. tax with respect to such dividends, including in respect of all or a portion of such dividend that is payable in stock. In addition, if a significant number of our stockholders determine to sell shares of our stock in order to pay taxes owed on dividends, it may put downward pressure on the trading price of our stock.
Stockholders may have current tax liability on dividends they elect to reinvest in our common stock but would not receive cash from such dividends to pay such tax liability.
If stockholders participate in our DRIP, they will be deemed to have received, and for federal income tax purposes will be taxed on, the amount reinvested in our common stock to the extent the amount reinvested was not a tax-free return of capital. As a result, unless a stockholder is a tax-exempt entity, it may have to use funds from other sources to pay its tax liability on the value of the dividend that they have elected to have reinvested in our common stock.
Legislative or regulatory tax changes could adversely affect our stockholders.
At any time, the federal income tax laws governing RICs or the administrative interpretations of those laws or regulations may be amended. Any new laws, regulations or interpretations may take effect retroactively and could adversely affect the taxation of us or our stockholders. Therefore, changes in tax laws, regulations or administrative interpretations or any amendments thereto could diminish the value of an investment in our shares or the value or the resale potential of our investments. If we do not comply with applicable laws and regulations, we could lose any licenses that we then hold for the conduct of our business and may be subject to civil fines and criminal penalties.
GENERAL RISK FACTORS
Events outside of our control, including public health crises, supply chain disruptions and inflation, could negatively affect our portfolio companies and the results of our operations.
Periods of market volatility could occur in response to pandemics or other events outside of our control. We and the portfolio companies in which we invest in could be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, such as acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism, labor strikes, major plant breakdowns, pipeline or electricity line ruptures, failure of technology, defective design and construction, accidents, demographic changes, government macroeconomic policies, social instability, etc.). Some force majeure events could adversely affect the ability of a party (including us, a portfolio company or a counterparty to us) to perform its obligations until it is able to remedy the force majeure event. In addition, force majeure events, such as the cessation of the operation of equipment for repair or upgrade, could similarly lead to the unavailability of essential equipment and technologies. These risks could, among other effects, adversely impact the cash flows available from a portfolio company, cause personal injury or loss of life, including to an officer, director or a member of our investment team, damage property, or instigate disruptions of service. In addition, the cost to a portfolio company or us of repairing or replacing damaged assets resulting from such force majeure event could be considerable.
It will not be possible to insure against all such events, and insurance proceeds received, if any, could be inadequate to completely or even partially cover any loss of revenues or investments, any increases in operating and maintenance expenses, or any replacements or rehabilitation of property. Certain events causing catastrophic loss could be either uninsurable, or insurable at such high rates as to adversely impact us or portfolio companies, as applicable. Force majeure events that are incapable of or are too costly to cure could have permanent adverse effects. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which we invest or our portfolio companies operate specifically. Such force majeure events could result in or coincide with: increased volatility in the global securities, derivatives and currency markets; a decrease in the reliability of market prices and difficulty in valuing assets; greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); further social, economic, and political instability; nationalization of private enterprise; greater governmental involvement in the economy or in social factors that impact the economy; less governmental regulation and supervision of the securities markets and market participants and decreased monitoring of the markets by governments or self-regulatory organizations and reduced enforcement of regulations; limited, or limitations on, the activities of investors in such markets; controls or restrictions on foreign investment, capital controls and limitations on repatriation of invested capital; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; substantial, and in some periods extremely high, rates of inflation, which can last many years and have substantial negative effects on credit and securities markets as well as the economy as a whole; recessions; and difficulties in obtaining and/or enforcing legal judgments.
Market conditions may materially and adversely affect debt and equity capital markets in the United States and abroad, which may have a negative impact on our business and operations.
The success of our activities is affected by general economic and market conditions, including, among others, interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and trade barriers. These factors could affect the level and volatility of securities prices and the liquidity of our investments. Volatility or illiquidity could impair our profitability or result in losses. These factors also could adversely affect the availability or cost of our leverage, which would result in lower returns.
These disruptions in the capital markets could increase the spread between the yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets. Such disruptions could adversely affect our business, financial condition, results of operations and cash flows, and future market disruptions and/or illiquidity could negatively impact us. These unfavorable economic conditions could increase our funding costs and limit our access to the capital markets, and could result in a decision by lenders not to extend credit to us in the future. These events could limit our investments, our ability to grow and could negatively impact our operating results and the fair values of our debt and equity investments.
Failure to comply with applicable laws or regulations and changes in laws or regulations governing our operations may adversely affect our business or cause us to alter our business strategy.
We, our Adviser, and our portfolio companies are subject to applicable local, state and federal laws and regulations. Failure to comply with any applicable local, state or federal law or regulation could negatively impact our reputation and our business results. New legislation may also be enacted or new interpretations, rulings or regulations could be adopted, including those governing the types of investments we are permitted to make, any of which could harm us and our stockholders, potentially with retroactive effect. Additionally, any changes to the laws and regulations governing our operations relating to permitted investments may cause us to alter our investment strategy in order to avail ourselves of new or different opportunities. Such changes could result in material differences to the strategies and plans set forth herein and may result in our investment focus shifting from the areas of expertise of our investment team to other types of investments in which our investment team may have less expertise or little or no experience. Thus, any such changes, if they occur, could have a material adverse effect on our results of operations and the value of your investment.
We may experience fluctuations in our operating results.
We could experience fluctuations in our operating results due to a number of factors, including our ability or inability to make investments in companies that meet our investment criteria, the interest rate payable on the debt securities we acquire, the level of portfolio dividend and fee income, the level of our expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which we encounter competition in our markets and general economic conditions. As a result of these factors, operating results for any period should not be relied upon as being indicative of performance in future periods.
Technological innovations and industry disruptions may negatively impact us.
Technological innovations have disrupted traditional approaches in multiple industries and can permit younger companies to achieve success and in the process disrupt markets and market practices. We can provide no assurance that new businesses and approaches will not be created that would compete with us and/or our portfolio companies or alter the market practices in which we have been designed to function within and on which we depend on for our investment return. New approaches could damage our investments, disrupt the market in which we operate and subject us to increased competition, which could materially and adversely affect our business, financial condition and results of investments.
We are highly dependent on information systems and systems failures could significantly disrupt our business, which may, in turn, negatively affect the market price of our common stock and our ability to pay dividends.
Our business is highly dependent on our and third parties’ communications and information systems. Any failure or interruption of those systems, including as a result of the termination of an agreement with any third-party service providers, could cause delays or other problems in our activities. Our and our Adviser’s financial, accounting, data processing, backup or other operating systems and facilities may fail to operate properly or become disabled or damaged as a result of a number of factors including events that are wholly or partially beyond our control and adversely affect our business. There could be:
•sudden electrical or telecommunications outages;
•natural disasters such as earthquakes, tornadoes and hurricanes;
•disease pandemics;
•events arising from local or larger scale political or social matters, including terrorist acts; and
•cyber-attacks, including software viruses, ransomware, malware and phishing and vishing schemes.
The failure in cybersecurity systems, as well as the occurrence of events unanticipated in our and our Adviser’s disaster recovery systems and management continuity planning could impair our ability to conduct business effectively.
The occurrence of a disaster such as a cyber-attack, a natural catastrophe, an industrial accident, a terrorist attack or war, events unanticipated in our and our Adviser’s disaster recovery systems, or a support failure from external providers, could have an adverse effect on our ability to conduct business and on our results of operations and financial condition, particularly if those events affect our computer-based data processing, transmission, storage, and retrieval systems or destroy data. If a significant number of our managers were unavailable in the event of a disaster, our ability to effectively conduct our business could be severely compromised.
We depend heavily upon computer systems to perform necessary business functions. Despite our implementation of a variety of security measures, our and our Adviser’s computer systems could be subject to cyber-attacks and unauthorized access, such as physical and electronic break-ins or unauthorized tampering. Like other companies, we may experience threats to our data and systems, including malware and computer virus attacks, unauthorized access, system failures and disruptions. If one or more of these events occurs, it could potentially jeopardize the confidential, proprietary and other information processed and stored in, and transmitted through, our computer systems and networks, or otherwise cause interruptions or malfunctions in our operations, which could result in damage to our reputation, financial losses, litigation, increased costs, regulatory penalties and/or customer dissatisfaction or loss.
Third parties with which we do business (including, but not limited to, service providers, such as accountants, custodians, transfer agents and administrators, and the issuers of securities in which we invest) may also be sources or targets of cybersecurity or other technological risks. While we engage in actions to reduce our exposure resulting from outsourcing, we cannot control the cybersecurity plans and systems put in place by these third parties and ongoing threats may result in unauthorized access, loss, exposure or destruction of data, or other cybersecurity incidents, with increased costs and other consequences, including those described above. Privacy and information security laws and regulation changes, and compliance with those changes, may also result in cost increases due to system changes and the development of new administrative processes.

Effects of Leverage [Text Block]
Illustration: The following table illustrates the effect of leverage on returns from an investment in our common stock assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing below.

Assumed Return on Our Portfolio(1) (net of expenses)	(10.0)%	(5.0)%	0.0%	5.0%	10.0%
Corresponding Net Return to Common Stock Holder(2)	(26.0)%	(16.1)%	(6.2)%	3.8%	13.7%
_____________________________
(1)Assumes, as of September 30, 2024, $1,227.3 million in total assets, $556.7 million in debt outstanding, $618.5 million in net assets and a weighted-average interest rate of 6.8%. Actual interest payments may be different.
(2)In order for us to cover our annual interest payments on indebtedness, we must achieve annual returns on our September 30, 2024 total assets of at least 3.1%.

Effects of Leverage [Table Text Block]
_____________________________
(1)Assumes, as of September 30, 2024, $1,227.3 million in total assets, $556.7 million in debt outstanding, $618.5 million in net assets and a weighted-average interest rate of 6.8%. Actual interest payments may be different.
(2)In order for us to cover our annual interest payments on indebtedness, we must achieve annual returns on our September 30, 2024 total assets of at least 3.1%.

Return at Minus Ten [Percent]	(26.00%)
Return at Minus Five [Percent]	(16.10%)
Return at Zero [Percent]	(6.20%)
Return at Plus Five [Percent]	3.80%
Return at Plus Ten [Percent]	13.70%
Effects of Leverage, Purpose [Text Block]	The following table illustrates the effect of leverage on returns from an investment in our common stock assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing below.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF CAPITAL STOCK
The following description is based on relevant portions of the Maryland General Corporation Law and on our Articles of Incorporation and bylaws. This summary may not contain all of the information that is important to you, and we refer you to the Maryland General Corporation Law and our Articles of Incorporation and bylaws, forms of which are incorporated by reference to the exhibits to the registration statement of which this prospectus is a part, for a more detailed description of the provisions summarized below.
Our authorized stock consists of 450,000,000 shares of common stock, par value $0.001 per share, and 50,000,000 shares of preferred stock. Prior to this offering, there has been no public market for shares of our common stock, and we can offer no assurance that a market for shares of our common stock will develop in the future or that the market price for shares of our common stock will not decline following the offering. There are no outstanding options or warrants to purchase shares of our common stock. No stock has been authorized for issuance under any equity compensation plan.
Under our Articles of Incorporation, our board of directors is authorized to classify and reclassify any unissued shares of stock into other classes or series of stock, and to cause the issuance of such shares, without obtaining stockholder approval. In addition, as permitted by the Maryland General Corporation Law, but subject to the 1940 Act, our Articles of Incorporation provide that our board of directors, without any action by our stockholders, may amend the Articles of Incorporation from time to time to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that we have authority to issue. Under Maryland law, our stockholders generally are not personally liable for our debts or obligations.
The following are our authorized and outstanding classes of equity securities as of September 30, 2024. The amount of outstanding shares in the table below has been adjusted to reflect the Reverse Stock Split effected on December 16, 2024 on a retrospective basis, while the Reverse Stock Split had no affect on the amount of authorized shares.

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by us or for Our Account	Amount Outstanding Exclusive of Amounts Shown Under (3)
Common Stock	450,000,000	—	40,217,446
Preferred Stock	50,000,000	—	—

All shares of our common stock have equal voting rights and rights to earnings, assets and distributions, except as described below. When shares are issued, upon payment therefor, they will be duly authorized, validly issued, fully paid and nonassessable. Distributions may be paid to the holders of our common stock if, as and when authorized by our board of directors and declared by us out of assets legally available therefore. Shares of our common stock have no conversion, exchange, preemptive or redemption rights. Other than the transfer restrictions set forth in our Articles of Incorporation and described in “Shares Eligible for Future Sale,” shares of our common stock are freely transferable, except where their transfer is restricted by federal and state securities laws or by contract. In the event of our liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time. Each share of our common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors. Except as provided with respect to any other class or series of stock, the holders of our common stock will possess exclusive voting power. There is no cumulative voting in the election of directors, which means that holders of a majority of the outstanding shares of common stock will elect all of our directors, and holders of less than a majority of such shares will be unable to elect any director. Our bylaws currently provide that a plurality of all the votes cast at a meeting of stockholders duly called and at which a quorum is present shall be sufficient to elect a director.
Limitation on Liability of Directors and Officers; Indemnification and Advance of Expenses
Maryland law permits a Maryland corporation to include in its articles of incorporation a provision limiting the liability of its directors and officers to the corporation and its stockholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action. Our Articles of Incorporation contain such a provision that eliminates directors’ and officers’ liability to the maximum extent permitted by Maryland law, subject to the requirements of the 1940 Act.
Maryland law requires a corporation (unless its articles of incorporation provide otherwise, which our Articles of Incorporation do not) to indemnify a director or officer who has been successful in the defense of any proceeding to which he or she is made, or threatened to be made, a party by reason of his or her service in that capacity. Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made, or threatened to be made, a party by reason of his or her service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (1) was committed in bad faith or (2) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful. However, under Maryland law, a Maryland corporation may not indemnify for an adverse judgment in a suit by or in the right of the corporation or for a judgment of liability on the basis that a personal benefit was improperly received, unless in either case a court orders indemnification, and then only for expenses. In addition, Maryland law permits a corporation to advance reasonable expenses to a director or officer upon the corporation’s receipt of (a) a written affirmation by the director or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the corporation and (b) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.
Our Articles of Incorporation require us, subject to any limitations set forth under Maryland law and the 1940 Act, to indemnify and hold harmless from and against all liability, loss, judgments, penalties, fines, settlements, and reasonable expenses (including, without limitation, reasonable attorneys’ fees and amounts paid in settlement), and, without requiring a preliminary determination of the ultimate entitlement to indemnification, pay or reimburse reasonable expenses in advance of final disposition of a proceeding to (i) any individual who is a present or former director or officer of the Company and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity, (ii) any individual who, while a director or officer of the Company and at the request of the Company, serves or has served as a director, officer, partner, member, manager or trustee of another corporation, partnership, limited liability company, joint venture, trust, employee benefit plan or other enterprise and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity or (iii) the Adviser or any of its affiliates acting as an agent of the Company. The rights to indemnification and advance of expenses provided to a director or officer in the Articles of Incorporation vest immediately upon election of such director or officer. We may, with the approval of our board of directors or any duly authorized committee thereof, provide such indemnification and advancement of expenses to a person who served a predecessor of the Company in any of the capacities described in (i) or (ii) above and to any employee or agent of the Company or a predecessor of the Company.
In addition, we have entered into indemnity agreements (the “Indemnity Agreements”) with our directors and executive officers. The Indemnity Agreements generally provide that we will, to the extent specified in the agreements and to the fullest extent permitted by the 1940 Act and Maryland law as in effect on the day the agreement is executed, indemnify and advance expenses to each indemnitee that is, or is threatened to be made, a party to or a witness in any civil, criminal or administrative proceeding. We will indemnify the indemnitee against all expenses, judgments, fines, penalties and amounts paid in settlement actually and reasonably incurred in connection with any such proceeding unless it is established that (i) the act or omission of the indemnitee was material to the matter giving rise to the proceeding and (a) was committed in bad faith or (b) was the result of active and deliberate dishonesty, (ii) the indemnitee actually received an improper personal benefit, or (iii) in the case of a criminal proceeding, the indemnitee had reasonable cause to believe his or her conduct was unlawful. Additionally, we may advance funds to an indemnitee for legal expenses and other costs incurred as a result of legal action for which indemnification is being sought only if all of the following conditions are met: (i) the legal action relates to acts or omissions with respect to the performance of duties or services on our behalf; (ii) the indemnitee has provided us with written affirmation of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification; (iii) the legal action is initiated by a third party who is not a stockholder or the legal action is initiated by a stockholder acting in his or her capacity as such and a court of competent jurisdiction specifically approves such advancement; and (iv) the indemnitee undertakes to repay the advanced funds to us, together with the applicable legal rate of interest thereon, in cases in which he or she is found not to be entitled to indemnification. The Indemnity Agreements also provide that if the indemnification rights provided for therein are unavailable for any reason, we will pay, in the first instance, the entire amount incurred by the indemnitee in connection with any covered proceeding and waive and relinquish any right of contribution we may have against the indemnitee. The rights provided by the Indemnity Agreements are in addition to any other rights to indemnification or advancement of expenses to which the indemnitee may be entitled under applicable law, our Articles of Incorporation, our bylaws, any agreement, a vote of stockholders or a resolution of directors, or otherwise. No amendment or repeal of the Indemnity Agreements will limit or restrict any right of the indemnitee in respect of any action taken or omitted by the indemnitee prior to such amendment or repeal. The Indemnity Agreements will terminate upon the later of (i) the date the indemnitee has ceased to serve as our director or officer, or (ii) the final termination of any proceeding for which the indemnitee is granted rights of indemnification or advancement of expenses or which is brought by the indemnitee. The above description of the Indemnity Agreements is subject to, and is qualified in its entirety by reference to, all the provisions of the form of Indemnity Agreement. We have also entered into agreements similar to the form of Indemnity Agreement with certain of our non-officer and non-director employees and agents serving as officers, managers, directors and in other similar roles of certain of our subsidiaries and portfolio companies at our request.
We have obtained primary and excess insurance policies insuring our directors and officers against certain liabilities they may incur in their capacity as directors and officers. Under such policies, the insurer, on our behalf, may also pay amounts for which we have granted indemnification to the directors or officers.
Provisions of the Maryland General Corporation Law and Our Articles of Incorporation and Bylaws
The Maryland General Corporation Law and our Articles of Incorporation and bylaws contain provisions that could make it more difficult for a potential acquiror to acquire us by means of a tender offer, proxy contest or otherwise. These provisions are expected to discourage certain coercive takeover practices and inadequate takeover bids and to encourage persons seeking to acquire control of us to negotiate first with our board of directors. We believe that the benefits of these provisions outweigh the potential disadvantages of discouraging any such acquisition proposals because, among other things, the negotiation of such proposals may improve their terms.
Election of Directors
Our bylaws provide that directors are elected by a plurality of the votes cast. Pursuant to our Articles of Incorporation and bylaws, our board of directors may amend the bylaws to alter the vote required to elect directors.
Number of Directors; Vacancies; Removal
Our Articles of Incorporation provide that the number of directors will be set only by our board of directors in accordance with our bylaws. Our bylaws provide that a majority of our entire board of directors may at any time increase or decrease the number of directors. However, under our second amended and restated bylaws, approved by our board of directors on December 20, 2024 to be effective upon a Listing, the number of directors may never be less than the minimum number required by the Maryland General Corporation Law, or more than 10. We have elected to be subject to the provision of Subtitle 8 of Title 3 of the Maryland General Corporation Law regarding the filling of vacancies on our board of directors. Accordingly, except as may be provided by our board of directors in setting the terms of any class or series of preferred stock, any and all vacancies on our board of directors may be filled only by the affirmative vote of a majority of the remaining directors in office, even if the remaining directors do not constitute a quorum, and any director elected to fill a vacancy shall serve for the remainder of the full term of the directorship in which the vacancy occurred and until a successor is elected and qualifies, subject to any applicable requirements of the 1940 Act. Our stockholders may remove a director only for cause by the affirmative vote of two-thirds of all the votes entitled to be cast generally in the election of directors.
Action by Stockholders
Under the Maryland General Corporation Law, stockholder action may be taken only at an annual or special meeting of stockholders or by unanimous consent in lieu of a meeting (unless the articles of incorporation provide for stockholder action by less than unanimous written consent, which our Articles of Incorporation do not). These provisions, combined with the requirements of our bylaws regarding the calling of a stockholder-requested special meeting of stockholders discussed below, may have the effect of delaying consideration of a stockholder proposal until the next annual meeting.
Advance Notice Provisions for Stockholder Nominations and Stockholder Proposals
Our bylaws provide that with respect to an annual meeting of stockholders, nominations of persons for election to our board of directors and the proposal of other business to be considered by stockholders may be made only (1) pursuant to our notice of the meeting, (2) by or at the direction of our board of directors or (3) by a stockholder who is a stockholder of record both at the time of giving notice required by our bylaws and at the time of the meeting, who is entitled to vote at the meeting and who has complied with the advance notice procedures of the bylaws. With respect to special meetings of stockholders, only the business specified in our notice of the meeting may be brought before the meeting. Nominations of persons for election to our board of directors at a special meeting may be made only (1) pursuant to our notice of the meeting, (2) by or at the direction of our board of directors or (3) provided that our board of directors has determined that directors will be elected at the meeting, by a stockholder who is a stockholder of record both at the time of giving notice required by our bylaws and at the time of the meeting, who is entitled to vote at the meeting and who has complied with the advance notice provisions of the bylaws.
The purpose of requiring stockholders to give us advance notice of nominations and other business is to afford our board of directors a meaningful opportunity to consider the qualifications of the proposed nominees and the advisability of any other proposed business and, to the extent deemed necessary or desirable by our board of directors, to inform stockholders and make recommendations about such qualifications or business, as well as to provide a more orderly procedure for conducting meetings of stockholders. Although our bylaws do not give our board of directors any power to disapprove stockholder nominations for the election of directors or proposals recommending certain action, they may have the effect of precluding a contest for the election of directors or the consideration of stockholder proposals if proper procedures are not followed and of discouraging or deterring a third party from conducting a solicitation of proxies to elect its own slate of directors or to approve its own proposal without regard to whether consideration of such nominees or proposals might be harmful or beneficial to us and our stockholders.
Calling of Special Meeting of Stockholders
Our bylaws provide that special meetings of stockholders may be called by our board of directors and certain of our officers. Additionally, our current bylaws provide that, subject to the satisfaction of certain procedural and informational requirements by the stockholders requesting the meeting, a special meeting of stockholders shall be called by our secretary upon the written request of stockholders who are stockholders of record at the time of the request and are entitled to cast not less than 10% of all of the votes entitled to be cast on such matter at such meeting. On December 20, 2024, our board of directors adopted our second amended and restated bylaws, to be effective upon a Listing. The second amended and restated bylaws provide that subject to the satisfaction of certain amended procedural and informational requirements by the stockholders requesting the meeting, a special meeting of stockholders shall be called by our secretary upon the written request of stockholders who are stockholders of record at the time of the request and are entitled to cast not less than a majority of all of the votes entitled to be cast on such matter at such meeting. Except for the amendments to the provisions of the bylaws governing special meetings, the terms of the current bylaws were unchanged.
Approval of Extraordinary Corporate Action; Amendment of Articles of Incorporation and Bylaws
Under Maryland law, a Maryland corporation generally cannot dissolve, amend its articles of incorporation, merge, convert, sell all or substantially all of its assets, engage in a share exchange or engage in similar transactions outside the ordinary course of business, unless approved by the affirmative vote of stockholders entitled to cast at least two-thirds of the votes entitled to be cast on the matter. However, a Maryland corporation may provide in its articles of incorporation for approval of these matters by a lesser percentage, but not less than a majority of all of the votes entitled to be cast on the matter. Our Articles of Incorporation generally provide for approval of amendments to our Articles of Incorporation and extraordinary transactions by the stockholders entitled to cast at least a majority of the votes entitled to be cast on the matter. Our Articles of Incorporation also provide that certain amendments and any proposal to make our shares of common stock a “redeemable security” or for our conversion, whether by merger or otherwise, from a closed-end company to an open-end company or any proposal for our liquidation or dissolution requires the approval of the stockholders entitled to cast at least two-thirds of the votes entitled to be cast on such matter.
Our Articles of Incorporation and bylaws provide that our board of directors will have the exclusive power to make, alter, amend or repeal any provision of our bylaws.
No Appraisal Rights
Except with respect to appraisal rights that may arise in connection with the Maryland Control Share Acquisition Act (the “Control Share Act”), discussed below, as permitted by the Maryland General Corporation Law, our Articles of Incorporation provide that stockholders will not be entitled to exercise appraisal rights.
Control Share Acquisitions
The Control Share Act provides that control shares of a Maryland corporation acquired in a control share acquisition have no voting rights except to the extent approved by a vote of at least two-thirds of the votes entitled to be cast on the matter. Shares owned by the acquiror, by officers or by directors who are employees of the corporation are excluded from shares entitled to vote on the matter. Control shares are voting shares of stock which, if aggregated with all other shares of stock owned by the acquiror or in respect of which the acquiror is able to exercise or direct the exercise of voting power (except solely by virtue of a revocable proxy), would entitle the acquiror to exercise voting power in electing directors within one of the following ranges of voting power:
•one-tenth or more but less than one-third;
•one-third or more but less than a majority; or
•a majority or more of all voting power.
The requisite stockholder approval must be obtained each time an acquiror crosses one of the thresholds of voting power set forth above. Control shares do not include shares the acquiring person is then entitled to vote as a result of having previously obtained stockholder approval. A control share acquisition means the acquisition of issued and outstanding control shares, subject to certain exceptions.
A person who has made or proposes to make a control share acquisition may compel the board of directors of the corporation to call a special meeting of stockholders to be held within 50 days of demand to consider the voting rights of the shares. The right to compel the calling of a special meeting is subject to the satisfaction of certain conditions, including an undertaking to pay the expenses of the meeting. If no request for a meeting is made, the corporation may itself present the question at any stockholders meeting.
If voting rights are not approved at the meeting or if the acquiring person does not deliver an acquiring person statement as required by the statute, then the corporation may repurchase for fair value any or all of the control shares, except those for which voting rights have previously been approved. The right of the corporation to repurchase control shares is subject to certain conditions and limitations. Fair value is determined, without regard to the absence of voting rights for the control shares, as of the date of the last control share acquisition by the acquiror or of any meeting of stockholders at which the voting rights of the shares are considered and not approved. If voting rights for control shares are approved at a stockholders meeting and the acquiror becomes entitled to vote a majority of the shares entitled to vote, all other stockholders may exercise appraisal rights. The fair value of the shares as determined for purposes of appraisal rights may not be less than the highest price per share paid by the acquiror in the control share acquisition.
The Control Share Act does not apply (a) to shares acquired in a merger, consolidation or share exchange if the corporation is a party to the transaction or (b) to acquisitions approved or exempted by the articles of incorporation or bylaws of the corporation.
We are not currently subject to the Control Share Act since our bylaws contain a provision exempting from the Control Share Act any and all acquisitions by any person of our shares of stock. There can be no assurance that such provision will not be otherwise amended or eliminated at any time in the future. Notwithstanding the foregoing, at least one United States District Court has held that opting into the Control Share Act conflicts with Section 18(i) of the 1940 Act, made applicable to BDCs by Section 61 thereunder. While the same holding may not apply to a BDC that is subject to the Control Share Act unless it opts out, we will amend our bylaws to be subject to the Control Share Act only if the board of directors determines that doing so is consistent with Section 18(i) of the 1940 Act and it would be in our best interests in light of (1) our board of directors’ fiduciary obligations to us, (2) applicable federal and state law provisions and (3) the particular facts and circumstances surrounding our board of directors’ action.
Business Combinations
Under the Maryland Business Combination Act (the “Business Combination Act”), “business combinations” between a Maryland corporation and an interested stockholder or an affiliate of an interested stockholder are prohibited for five years after the most recent date on which the interested stockholder becomes an interested stockholder. These business combinations include a merger, consolidation, share exchange or, in circumstances specified in the statute, an asset transfer or issuance or reclassification of equity securities. An interested stockholder is defined as:
•any person who, directly or indirectly, beneficially owns 10% or more of the voting power of the corporation’s outstanding voting stock; or
•an affiliate or associate of the corporation who, at any time within the two-year period prior to the date in question, was the beneficial owner, directly or indirectly, of 10% or more of the voting power of the then outstanding voting stock of the corporation.
A person is not an interested stockholder under this statute if the board of directors approved in advance the transaction by which such stockholder otherwise would have become an interested stockholder. However, in approving a transaction, the board of directors may provide that its approval is subject to compliance, at or after the time of approval, with any terms and conditions determined by the board.
After the five-year prohibition, any business combination between the Maryland corporation and an interested stockholder generally must be recommended by the board of directors of the corporation and approved by the affirmative vote of at least:
•80% of the votes entitled to be cast by holders of outstanding shares of voting stock of the corporation; and
•two-thirds of the votes entitled to be cast by holders of voting stock of the corporation other than shares held by the interested stockholder with whom or with whose affiliate the business combination is to be effected or held by an affiliate or associate of the interested stockholder.
These super-majority vote requirements do not apply if the corporation’s common stockholders receive a minimum price, as defined under Maryland law, for their shares in the form of cash or other consideration in the same form as previously paid by the interested stockholder for its shares.
The statute permits various exemptions from its provisions, including business combinations that are exempted by the board of directors before the time that the interested stockholder becomes an interested stockholder. Our board of directors has adopted a resolution exempting any business combination between us and any other person from the provisions of the Business Combination Act, provided that the business combination is first approved by the board of directors, including a majority of the directors who are not interested persons as defined in the 1940 Act. This resolution, however, may be altered or repealed in whole or in part at any time. If these resolutions are repealed, or the board of directors does not otherwise approve a business combination, the statute may discourage others from trying to acquire control of us and increase the difficulty of consummating any offer.
Conflict with 1940 Act
Our Articles of Incorporation provide that, if and to the extent that any provision of our Articles of Incorporation or bylaws conflicts with any provision of the 1940 Act, the applicable provision of the 1940 Act will control;
Long Term Debt [Table Text Block]
NOTE D — DEBT
Summary of MSC Income Fund’s debt as of September 30, 2024 is as follows:

	Outstanding Balance	Unamortized Debt Issuance Costs (1)	Recorded Value	Estimated Fair Value (2)
	(dollars in thousands)
SPV Facility	$259,688	$—	$259,688	$259,688
Corporate Facility	147,000	—	147,000	147,000
Series A Notes	150,000	(621)	149,379	138,677
Total Debt	$556,688	$(621)	$556,067	$545,365
_____________________________
(1)The unamortized debt issuance costs for the Credit Facilities are reflected as Deferred financing costs on the Consolidated Balance Sheets, while the deferred debt issuance costs related to the Series A Notes are reflected as a contra-liability to the Series A Notes on the Consolidated Balance Sheets.
(2)Estimated fair value for outstanding debt is shown as if MSC Income Fund had adopted the fair value option under ASC 825. See discussion of the methods used to estimate the fair value of MSC Income Fund’s debt in Note B.9. — Summary of Significant Accounting Policies — Fair Value of Financial Instruments.
Summary of MSC Income Fund’s debt as of December 31, 2023 is as follows:

	Outstanding Balance	Unamortized Debt Issuance Costs (1)	Recorded Value	Estimated Fair Value (2)
	(dollars in thousands)
SPV Facility	$203,688	$—	$203,688	$203,688
Corporate Facility	132,000	—	132,000	132,000
Series A Notes	150,000	(845)	149,155	141,531
Total Debt	$485,688	$(845)	$484,843	$477,219
_____________________________
(1)The unamortized debt issuance costs for the Credit Facilities are reflected as Deferred financing costs on the Consolidated Balance Sheets, while the deferred debt issuance costs related to the Series A Notes are reflected as a contra-liability to the Series A Notes on the Consolidated Balance Sheets.
(2)Estimated fair value for outstanding debt is shown as if MSC Income Fund had adopted the fair value option under ASC 825. See discussion of the methods used to estimate the fair value of MSC Income Fund’s debt in Note B.9. — Summary of Significant Accounting Policies — Fair Value of Financial Instruments.
Summarized interest expense for the three and nine months ended September 30, 2024 and 2023 is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
	(dollars in thousands)
SPV Facility	$5,904	$5,933	$17,902	$16,127
Corporate Facility	2,880	1,880	6,799	5,703
Series A Notes	1,590	1,590	4,769	4,769
Total Interest Expense	$10,374	$9,403	$29,470	$26,599
A summary of MSC Income Fund’s average amount of total borrowings outstanding and overall weighted-average effective interest rate including amortization of debt issuance costs, original issuance discounts and premiums and fees on unused lender commitments are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
	(dollars in millions)
Weighted-average borrowings outstanding	$531.1	$495.0	$504.5	$481.7
Weighted-average effective interest rate	7.8%	7.6%	7.8%	7.4%
SPV Facility
MSC Income Fund, through MSIF Funding, LLC (“MSIF Funding”), a wholly-owned Structured Subsidiary that primarily holds debt investments, is party to a senior secured revolving credit facility dated February 3, 2021 (as amended, the “SPV Facility” and, together with the Corporate Facility, the “Credit Facilities”) with JPMorgan Chase Bank, National Association (“JPM”), as administrative agent, and U.S. Bank, N.A., as collateral agent and collateral administrator, JPM and other financial institutions as lenders and MSIF as portfolio manager. In August 2023, the SPV facility was amended to extend the revolving period expiration date from February 3, 2024 to February 3, 2027 and the maturity date from February 3, 2025 to February 3, 2028. Additionally, total commitments were reduced from $325.0 million to $300.0 million. Advances under the SPV Facility bear interest at a per annum rate equal to the three month SOFR in effect, plus the applicable margin of 3.00%. MSIF Funding also pays a commitment fee of 0.75% per annum on the average daily unused amount of the financing commitments until February 2, 2027. As of September 30, 2024, the SPV Facility included total commitments of $300.0 million and an accordion feature, with the right to request an increase of total commitments and borrowing availability up to $450.0 million. The SPV Facility is secured by a collateral loan on the assets of MSIF Funding. In connection with the SPV Facility, MSIF Funding has made customary representations and warranties and is required to comply with various covenants, reporting requirements and other customary requirements for similar credit facilities.
As of September 30, 2024, the interest rate for borrowings on the SPV Facility was 7.84%. The average interest rate for borrowings under the SPV Facility was 8.32% and 8.25% per annum for the three months ended September 30, 2024 and 2023, respectively, and 8.32% and 7.99% per annum for the nine months ended September 30, 2024 and 2023, respectively. As of September 30, 2024, MSIF Funding was in compliance with all financial covenants of the SPV Facility.
Corporate Facility
MSC Income Fund is a party to a senior secured revolving credit agreement dated March 6, 2017 (as amended, the “Corporate Facility”) with EverBank (formerly known as TIAA Bank), as administrative agent, and with EverBank and other financial institutions as lenders. As of September 30, 2024, the Corporate Facility included (i) total commitments of $165.0 million, (ii) an accordion feature with the right to request an increase in commitments under the facility from new and existing lenders on the same terms and conditions as the existing commitments up to $200.0 million of total commitments and (iii) a revolving period and maturity date of September 1, 2025 and March 1, 2026, respectively, with two one-year extension options subject to lender approval.
Borrowings under the Corporate Facility bear interest, subject to MSC Income Fund’s election, on a per annum basis at a rate equal to (i) SOFR plus 2.50% or (ii) the base rate plus 1.40%. The base rate is defined as the higher of (a) the Prime rate, (b) the Federal Funds Rate (as defined in the credit agreement) plus 0.5% or (c) SOFR plus 1.1%. Additionally, MSC Income Fund pays an annual unused commitment fee of 0.30% per annum on the unused lender commitments if more than 50% or more of the lender commitments are being used and an annual unused commitment fee of 0.625% per annum on the unused lender commitments if less than 50% of the lender commitments are being used. Borrowings under the Corporate Facility are secured by a first lien on all of the assets of MSIF and its subsidiaries, excluding the assets of Structured Subsidiaries or immaterial subsidiaries, as well as all of the assets, and a pledge of equity ownership interests, of any future subsidiaries of MSIF (other than Structured Subsidiaries or immaterial subsidiaries). In connection with the Corporate Facility, MSIF has made customary representations and warranties and is required to comply with various covenants, reporting requirements and other customary requirements for similar credit facilities. Effective April 27, 2023, the reference rate under the Corporate Facility was amended from LIBOR to SOFR plus an applicable credit spread adjustment of 0.10%.
As of September 30, 2024, the interest rate for borrowings on the Corporate Facility was 7.70%. The average interest rate for borrowings under the Corporate Facility was 7.81% and 7.75% per annum for the three months ended September 30, 2024 and 2023, respectively, and 7.82% and 7.39% per annum for the nine months ended September 30, 2024 and 2023, respectively. As of September 30, 2024, MSC Income Fund was in compliance with all financial covenants of the Corporate Facility.
Series A Notes
Pursuant to a Master Note Purchase Agreement dated October 21, 2021 (the “Note Purchase Agreement”), MSC Income Fund issued $77.5 million of 4.04% Series A Senior Notes due 2026 (the “Series A Notes”) upon entering into the Note Purchase Agreement and an additional $72.5 million on January 21, 2022. The Series A Notes bear a fixed interest rate of 4.04% per year and will mature on October 30, 2026, unless redeemed, purchased or prepaid prior to such date by the Company in accordance with their terms.
Interest on the Series A Notes is due semiannually on April 30 and October 30 of each year. The Series A Notes may be redeemed in whole or in part at any time or from time to time at MSC Income Fund’s option at par plus accrued interest to the prepayment date and, if applicable, a make-whole premium. In addition, MSC Income Fund is obligated to offer to prepay the Series A Notes at par plus accrued and unpaid interest up to, but excluding, the date of prepayment, if certain change in control events occur. In the event that a Below Investment Grade Event (as defined in the Note Purchase Agreement) occurs, the Series A Notes will bear interest at a fixed rate of 5.04% per year from the date of the occurrence of the Below Investment Grade Event to and until the date on which the Below Investment Grade Event ends. The Series A Notes are general unsecured obligations of MSIF that rank pari passu with all outstanding and future unsecured unsubordinated indebtedness issued by MSIF.
The Note Purchase Agreement also contains customary events of default with customary cure and notice periods, including, without limitation, nonpayment, incorrect representation in any material respect, breach of covenant, cross-default under other indebtedness of MSIF or subsidiary guarantors subject to a cure pass-through, certain judgments and orders and certain events of bankruptcy. As of September 30, 2024, MSC Income Fund was in compliance with all financial covenants of the Note Purchase Agreement.

Long Term Debt, Principal		$ 556,688,000	$ 485,688,000
Outstanding Securities [Table Text Block]

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by us or for Our Account	Amount Outstanding Exclusive of Amounts Shown Under (3)
Common Stock	450,000,000	—	40,217,446
Preferred Stock	50,000,000	—	—

Uncertainty To The Value Of Portfolio Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Because our investments are recorded at fair value, there is and will continue to be uncertainty as to the value of our portfolio investments.
Under the 1940 Act, we are required to carry our portfolio investments at market value or, if there is no readily available market value, at fair value as determined by us pursuant to procedures established and overseen by our board of directors. Typically, there is not a public market for the securities of the privately held companies in which we invest. As a result, we value these securities quarterly at fair value based on inputs from management and a nationally recognized independent financial advisory services firm (on a rotational basis) pursuant to valuation procedures approved by our board of directors (the “Valuation Procedures”).
The determination of fair value and consequently, the amount of unrealized gains and losses in our portfolio, are to a certain degree, subjective and dependent on a valuation process approved by our board of directors. Certain factors that may be considered in determining the fair value of our investments include external events, such as private mergers, sales and acquisitions involving comparable companies. Because such valuations, and particularly valuations of securities in privately held companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, our determinations of fair value may differ materially from the values that would have been used if a ready market for these securities existed. Due to this uncertainty, our fair value determinations may cause our NAV on a given date to materially understate or overstate the value that we may ultimately realize on one or more of our investments. As a result, investors purchasing our securities based on an overstated NAV would pay a higher price than the value of our investments might warrant. Conversely, investors selling our securities during a period in which the NAV understates the value of our investments may receive a lower price for their securities than the value of our investments might warrant.

Advisers Management And Deployment Of Capital Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our financial condition and results of operations depends on our Adviser’s ability to effectively manage and deploy capital.
Our ability to achieve our investment objective depends on our Adviser’s ability to effectively manage and deploy capital, which depends, in turn, on our Adviser’s investment team’s ability to identify, evaluate and monitor, and our ability to finance and invest in, companies that meet our investment criteria.
Accomplishing our investment objective on a cost-effective basis is largely a function of our investment team’s handling of the investment process, its ability to provide competent, attentive and efficient services and our access to investments offering acceptable terms. In addition to monitoring the performance of our existing investments, members of our investment team are also called upon, from time to time, to provide managerial assistance to some of our portfolio companies. These demands on their time may distract them or slow the rate of investment.
Even if we are able to grow and build upon our investment operations, any failure to manage our growth effectively could have a material adverse effect on our business, financial condition, results of operations and prospects. The results of our operations will depend on many factors, including the availability of opportunities for investment, readily accessible short and long-term funding alternatives in the financial markets and economic conditions. Furthermore, if our Adviser cannot successfully operate our business or implement our investment policies and strategies as described herein, it could negatively impact our ability to pay dividends.

Interest Rate Environment And Changes In Interest Rates Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We are subject to risks associated with the interest rate environment and changes in interest rates will affect our cost of capital, net investment income and the value of our investments.
To the extent we borrow money or issue debt securities or preferred stock to make investments, our net investment income will depend, in part, upon the difference between the rate at which we borrow funds or pay interest or dividends on such debt securities or preferred stock and the rate at which we invest these funds. In addition, many of our debt investments and borrowings have floating interest rates that reset on a periodic basis, and many of our investments are subject to interest rate floors. As a result, a change in market interest rates could have a material adverse effect on our net investment income. In periods of rising interest rates, our cost of funds will increase because the interest rates on the amounts borrowed under our credit facilities are floating, and any new fixed rate debt may be issued at higher coupon rates, which could reduce our net investment income to the extent any debt investments have either fixed interest rates, or in periods when debt investments with floating interest rates are subject to an interest rate floor above then current levels. In periods of declining interest rates, our interest income and our net investment income could be reduced as the interest income earned on our floating rate debt investments declines and any new fixed rate debt may be issued at lower coupon rates.
We can use interest rate risk management techniques in an effort to limit our exposure to interest rate fluctuations. Such techniques could include various interest rate hedging activities to the extent permitted by the 1940 Act and applicable commodities laws. These activities could limit our ability to participate in the benefits of lower interest rates with respect to the hedged borrowings. Adverse developments resulting from changes in interest rates or hedging transactions could have a material adverse effect on our business, financial condition and results of operations.
An increase in the market pricing of the spreads charged over index rates on floating rate investments could lead to a decline in the fair value of the debt securities we own, which would adversely affect our NAV. Also, an increase in interest rates available to investors could make an investment in our common stock less attractive if we are not able to increase our dividends, which could reduce the value of our common stock.

Competition For Investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We face increasing competition for investment opportunities.
We compete for investments with other investment funds (including private equity funds, debt funds, mezzanine funds, collateralized loan obligation funds and BDCs), as well as traditional financial services companies such as commercial banks and other sources of funding. Many of our competitors are substantially larger and have considerably greater financial, technical and marketing resources than we do. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to us. In addition, some of our competitors may have higher risk tolerances or different risk assessments than we have. These characteristics could allow our competitors to consider a wider variety of investments, establish more relationships and offer better pricing and more flexible structuring than we are able to do. We may lose investment opportunities if we do not match our competitors’ pricing, terms and structure. If we are forced to match our competitors’ pricing, terms and structure, we may not be able to achieve acceptable returns on our investments or may bear substantial risk of capital loss. A significant increase in the number and/or the size of our competitors in our target market could force us to accept less attractive investment terms. Furthermore, many of our competitors are not subject to the regulatory restrictions that the 1940 Act imposes on us as a BDC.

Dependent Upon Adviser's Investment Personnel For Future Success Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We are dependent upon our Adviser’s key investment personnel for our future success.
We depend on the members of our Adviser’s investment team, particularly Dwayne L. Hyzak, David L. Magdol, Jesse E. Morris, Jaime Arreola, K. Colton Braud, III, Damian T. Burke, Samuel A. Cashiola, Diego Fernandez and Nicholas T. Meserve for the identification, review, final selection, structuring, closing and monitoring of our investments. These individuals have significant investment expertise and relationships that we rely on to implement our business plan. Although these executive officers and other key personnel have entered into non-compete arrangements with our Adviser or an affiliate of our Adviser, we cannot guarantee that any of these individuals will remain available to us. If we lose the services of the individuals mentioned above, we may not be able to operate our business as we expect, and our ability to compete could be harmed, which could cause our operating results to suffer.

Dependent Upon Adviser's Investment Personnel And Resources Provided By Main Street Under A Sharing Agreement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Adviser is dependent upon key investment personnel and resources provided to it by Main Street under a sharing agreement.
Main Street and the Adviser have entered into a sharing agreement pursuant to which Main Street provides the Adviser with investment professionals and access to its resources. Because the Adviser does not have any employees, it depends solely on the investment professionals provided to it by Main Street pursuant to the sharing agreement for its infrastructure, business relationships and management expertise in connection with its provision of investment advisory services to us. The Adviser depends on the investment professionals provided to it by Main Street under the sharing agreement, particularly Dwayne L. Hyzak, David L. Magdol, Jesse E. Morris, Jaime Arreola, K. Colton Braud, III, Damian T. Burke, Samuel A. Cashiola, Diego Fernandez and Nicholas T. Meserve, for the identification, review, final selection, structuring, closing and monitoring of our investments. These individuals have significant investment expertise and relationships that the Adviser relies on to implement its and our business plan. We cannot guarantee that any of these individuals will remain available to the Adviser. If the Adviser loses the services of the individuals mentioned above, it and we may not be able to operate our respective businesses as we expect, and our ability to compete could be harmed, which could cause our operating results to suffer.

Ability To Attract And Retain Qualified Personnel Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our success depends on our Adviser’s ability to attract and retain qualified personnel in a competitive environment.
Our growth will require that our Adviser is able to retain new investment and administrative personnel in a competitive market. Our Adviser’s ability to attract and retain personnel with the requisite credentials, experience and skills depends on several factors including, but not limited to, our ability to offer competitive wages, benefits and professional growth opportunities. Many of the entities, including investment funds (such as private equity funds, debt funds and mezzanine funds) and traditional financial services companies, with which our Adviser competes for experienced personnel have greater resources than our Adviser has. The inability of our Adviser to attract and retain experienced personnel would have a material adverse effect on our business.

May Not Replicate Historical Results Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may not replicate the historical results achieved by Main Street or by other entities managed by our Adviser.
Although our investments partly overlap with investments made by Main Street, the parent company of our Adviser, we cannot assure stockholders that we will be able to replicate the historical results achieved by Main Street or other investment funds or clients managed by our Adviser. Because of the differences in our investment strategy, business structure and portfolio composition, our investment returns could be substantially lower than the returns achieved by Main Street or other investment funds or clients managed by our Adviser in prior periods. Additionally, all or a portion of the prior results may have been achieved in particular market conditions that may never be repeated. Moreover, current or future market volatility and regulatory uncertainty may have an adverse impact on our future performance.

Depends To A Significant Extent Upon Strong Referral Relationships Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our business model depends to a significant extent upon strong referral relationships.
We expect that members of our Adviser’s management team will maintain their relationships with intermediaries, financial institutions, investment bankers, commercial bankers, financial advisors, attorneys, accountants, consultants and other individuals within our network, and we will rely to a significant extent upon these relationships to provide us with potential investment opportunities. If our Adviser’s management team fails to maintain its existing relationships or develop new relationships with sources of investment opportunities, we will not be able to grow our Investment Portfolio. In addition, individuals with whom members of our Adviser’s management team have relationships are not obligated to provide us with investment opportunities, and, therefore, there is no assurance that such relationships will generate investment opportunities for us.

Board Of Directors May Change Operating Policies and Strategies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our board of directors may change our investment objective, operating policies and strategies without prior notice or stockholder approval, the effects of which may be adverse.
Our board of directors has the authority, except as otherwise provided in the 1940 Act, to modify or waive our investment objective, current operating policies, investment criteria and strategies without prior notice and without stockholder approval. However, absent stockholder approval, we may not change the nature of our business so as to cease to be regulated as, or withdraw our election as, a BDC. We cannot predict the effect any changes to our investment objective, current operating policies, investment criteria and strategies would have on our business, NAV, operating results and value of our stock. However, the effects might be material and adverse, which could negatively affect our business and impair our ability to pay interest and principal payments to holders of our debt instruments and to make distributions to our stockholders and cause our investors to lose all or part of their investment in us.

Non-Diversified Investment Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We are a non-diversified investment company within the meaning of the 1940 Act, and therefore we are not limited with respect to the proportion of our assets that may be invested in securities of a single issuer.
We are classified as a non-diversified investment company within the meaning of the 1940 Act, which means that we are not limited by the 1940 Act with respect to the proportion of our assets that we may invest in securities of a single issuer. Under the 1940 Act, a “diversified” investment company is required to invest at least 75% of the value of its total assets in cash and cash items, government securities, securities of other investment companies and other securities limited in respect of any one issuer to an amount not greater than 5% of the value of the total assets of such company and no more than 10% of the outstanding voting securities of such issuer. As a non-diversified investment company, we are not subject to this requirement. To the extent that we assume large positions in the securities of a small number of issuers, our NAV may fluctuate to a greater extent than that of a diversified investment company as a result of changes in the financial condition or the market’s assessment of the issuer. We may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company. Beyond our RIC asset diversification requirements and any requirements under our financing arrangements, we do not have fixed guidelines for diversification, and our investments could be concentrated in relatively few portfolio companies. Although we have historically operated as a non-diversified investment company within the meaning of the 1940 Act, our investment portfolio may, from time to time, be compromised of assets that could permit us to qualify as a “diversified” investment company under the 1940 Act. To the extent that we operate as a non-diversified investment company, we may be subject to greater risk.

Cash Balances May Exceed FDIC Limits Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We and our portfolio companies may maintain cash balances at financial institutions that exceed federally insured limits and may otherwise be materially affected by adverse developments affecting the financial services industry, such as actual events or concerns involving liquidity, defaults or non-performance by financial institutions or transactional counterparties.
Cash held by us and by our portfolio companies in non-interest-bearing and interest-bearing operating accounts may exceed the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. If such banking institutions were to fail, we or our portfolio companies could lose all or a portion of those amounts held in excess of such insurance limitations. In addition, actual events involving limited liquidity, defaults, non-performance or other adverse developments that affect financial institutions, transactional counterparties or other companies in the financial services industry or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, have in the past and may in the future lead to market-wide liquidity problems, which could adversely affect our and our portfolio companies’ business, financial condition, results of operations and prospects.
Although we assess our portfolio companies’ banking relationships as we believe necessary or appropriate, our and our portfolio companies’ access to funding sources and other credit arrangements in amounts adequate to finance or capitalize our respective current and projected future business operations could be significantly impaired by factors that affect us or our portfolio companies, the financial institutions with which we or our portfolio companies have arrangements directly or the financial services industry or economy in general. These factors could include, among others, events such as liquidity constraints or failures, the ability to perform obligations under various types of financial, credit or liquidity agreements or arrangements, disruptions or instability in the financial services industry or financial markets or concerns or negative expectations about the prospects for companies in the financial services industry. These factors could involve financial institutions or financial services industry companies with which we or our portfolio companies have financial or business relationships, but could also include factors involving financial markets or the financial services industry generally.
In addition, investor concerns regarding the U.S. or international financial systems could result in less favorable commercial financing terms, including higher interest rates or costs and tighter financial and operating covenants or systemic limitations on access to credit and liquidity sources, thereby making it more difficult for us or our portfolio companies to acquire financing on acceptable terms or at all.

Corporate Social Responsibility Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We are subject to risks related to corporate social responsibility.
Our business faces increasing public scrutiny related to environmental, social and governance (“ESG”) activities. We risk damage to our brand and reputation if we or our Adviser fail to act responsibly in a number of areas, such as diversity and inclusion, environmental stewardship, support for local communities, corporate governance and transparency and considering ESG factors in our investment processes. Adverse incidents with respect to ESG activities could impact the value of our brand, the cost of our operations and relationships with investors, all of which could adversely affect our business and results of operations. Additionally, new regulatory initiatives related to ESG could adversely affect our business.

Bylaws Include An Exclusive Forum Selection Provision Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our bylaws include an exclusive forum selection provision, which could limit our stockholders’ ability to obtain a favorable judicial forum for disputes with us or our directors, officers, or other agents.
Our bylaws provides that, unless we consent in writing to the selection of a different forum, the Circuit Court for Baltimore City, Maryland, or, if that court does not have jurisdiction, the United States District Court for the District of Maryland, Baltimore Division, shall be, except for any claims made under the federal U.S. securities laws, the sole and exclusive forum for (a) any derivative action or proceeding brought on behalf of the Company, (b) any action asserting a claim of breach of any duty owed by a director or officer or other employee of the Company to the Company or to the stockholders of the Company, (c) any action asserting a claim against the Company or any director or officer or other employee of the Company arising pursuant to any provision of the Maryland General Corporation Law, our Articles of Incorporation or our bylaws, or (d) any action asserting a claim against the Company or any director or officer or other employee of the Company that is governed by the internal affairs doctrine. Such provision does not apply to any claims, suits, actions or proceedings arising under the federal securities laws. This provision may increase costs for shareholders in bringing a claim against us or our directors, officers or other agents. Any person or entity purchasing or otherwise acquiring any interest in shares of our capital stock will be deemed, to the fullest extent permitted by law, to have notice of and consented to these exclusive forum provisions. The exclusive forum selection provision in our bylaws may limit our stockholders’ ability to obtain a favorable judicial forum for disputes with us or our directors, officers or other agents, which may discourage lawsuits against us and such persons. It is also possible that, notwithstanding such exclusive forum selection provision, a court could rule that such provision is inapplicable or unenforceable. If this occurred, we may incur additional costs associated with resolving such action in another forum, which could materially adversely affect our business, financial condition and results of operations.

Investments May Lose Money Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The types of portfolio companies in which we invest involve significant risks and we could lose all or part of our investment.
Investing in the types of companies that comprise our portfolio companies exposes us to a number of significant risks. Among other things, these companies:
•may have limited financial resources and may be unable to meet their obligations under their debt instruments that we hold, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of us realizing any guarantees from subsidiaries or affiliates of our portfolio companies that we may have obtained in connection with our investment, as well as a corresponding decrease in the value of our investments;
•may have shorter operating histories, narrower product lines, smaller market shares and/or significant customer concentrations than larger businesses, which tend to render them more vulnerable to competitors’ actions and market conditions, as well as general economic downturns;
•are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation, termination or significant under-performance of one or more of these persons could have a material adverse impact on our portfolio company and, in turn, on us;
•generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position; and
•generally have less publicly available information about their businesses, operations and financial condition. We are required to rely on the ability of our Adviser to obtain adequate information to evaluate the potential returns from investing in these companies. If we are unable to uncover all material information about these companies, we may not make a fully informed investment decision, and may lose all or part of our investment.
In addition, certain of our officers and directors or officers and directors of our Adviser may serve as directors on the boards of our portfolio companies. To the extent that litigation arises out of our investments in these companies, our officers and directors or officers and directors of our Adviser may be named as defendants in such litigation, which could result in an expenditure of funds (through our indemnification of such officers and directors) and the diversion of management time and resources.

Economic Recessions Or Downturns Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Economic recessions or downturns could impair our portfolio companies’ performance and defaults by our portfolio companies will harm our operating results.
Many of our portfolio companies are susceptible to economic slowdowns or recessions and could be unable to repay our loans during these periods. Therefore, the number of non-performing assets are likely to increase and the value of our portfolio is likely to decrease during these periods. Adverse economic conditions could decrease the value of collateral securing any of our loans and the value of any equity investments. A severe recession could further decrease the value of such collateral and result in losses of value in our portfolio and a decrease in our revenues, net income, assets and net worth. Economic slowdowns or recessions could lead to financial losses in our portfolio and a decrease in revenues, net income and assets. Unfavorable economic conditions also could increase our funding costs, limit our access to the capital markets or result in a decision by lenders not to extend credit to us. These events could prevent us from maintaining or increasing the level of our investments and harm our operating results.
Any deterioration of general economic conditions could lead to significant declines in corporate earnings or loan performance, and the ability of corporate borrowers to service their debt, any of which could trigger a period of global economic slowdown, and have an adverse impact on our performance and financial results, and the value and the liquidity of our investments. In an economic downturn, we could have non-performing assets or an increase in non-performing assets, and we would anticipate that the value of our portfolio would decrease during these periods. Failure to satisfy financial or operating covenants imposed by lenders, including us, to a portfolio company could lead to defaults and, potentially, acceleration of payments on such loans and foreclosure on the assets representing collateral for the portfolio company’s obligations. Cross default provisions under other agreements could be triggered and thus limit the portfolio company’s ability to satisfy its obligations under any debt that we hold and affect the value of any securities we own. We would expect to incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a portfolio company following or in anticipation of a default.

Rising Credit Spreads And Interest Rates Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Rising credit spreads could affect the value of our investments, and rising interest rates make it more difficult for portfolio companies to make periodic payments on their loans.
Some of our portfolio investments are debt securities that bear interest at variable rates and may be negatively affected by changes in market interest rates. Rising interest rates make it more difficult for borrowers to repay debt, which could increase the risk of payment defaults and cause the portfolio companies to defer or cancel needed investment. Any failure of one or more portfolio companies to repay or refinance its debt at or prior to maturity or the inability of one or more portfolio companies to make ongoing payments following an increase in contractual interest rates could have a material adverse effect on our business, financial condition, results of operations and cash flows. The value of our securities could also be reduced from an increase in market credit spreads as rates available to investors could make an investment in our securities, including shares of our common stock, less attractive than alternative investments.
Conversely, decreases in market interest rates could negatively impact the interest income from our variable rate debt investments while the interest we pay on our fixed rate debt securities does not change. A decrease in market interest rates may also have an adverse impact on our returns by requiring us to accept lower yields on our debt investments and by increasing the risk that our portfolio companies will prepay our debt investments, resulting in the need to redeploy capital at potentially lower rates.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation could adversely affect the business, results of operations and financial condition of our portfolio companies.
Certain of our portfolio companies are in industries that could be impacted by inflation. If such portfolio companies are unable to pass any increases in their costs of operations along to their customers, it could adversely affect their operating results and impact their ability to pay dividends on our equity investments and/or interest and principal on our loans, particularly if interest rates rise in response to inflation. In addition, any projected future decreases in our portfolio companies’ operating results due to inflation could adversely impact the fair value of those investments. Any decreases in the fair value of our investments could result in future realized or unrealized losses and therefore reduce our net increase (decrease) in net assets resulting from operations.

Original Issue Discount Or PIK Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may be exposed to higher risks with respect to our investments that include original issue discount or PIK interest.
Our investments may include original issue discount and contractual PIK interest, which represents contractual interest added to a loan balance and due at the end of such loan’s term. To the extent original issue discount or PIK interest constitute a portion of our income, we are exposed to typical risks associated with such income being required to be included in taxable and accounting income prior to receipt of cash, including the following:
•original issue discount and PIK instruments may have higher yields, which reflect the payment deferral and credit risk associated with these instruments;
•cash distributions paid to investors representing original issue discount income may be effectively paid from offering proceeds or borrowings during any given period; thus, although the source for the cash used to pay a distribution of original issue discount income may come from the cash invested by investors, or our borrowings, the 1940 Act does not require that investors be given notice of this fact;
•original issue discount and PIK instruments may have unreliable valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of the collateral; and
•original issue discount and PIK instruments may represent a higher credit risk than coupon loans; even if the conditions for income accrual under the generally accepted accounting principles in the United States of America (“U.S. GAAP”) are satisfied, a borrower could still default when actual payment is due upon the maturity of such loan.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The lack of liquidity in our investments may adversely affect our business.
We generally invest in companies whose securities are not publicly traded and whose securities will be subject to legal and other restrictions on resale or will otherwise be less liquid than publicly traded securities. The illiquidity of these investments may make it difficult for us to sell these investments when desired. In addition, if we are required to liquidate all or a portion of our portfolio quickly, we may realize significantly less than the value at which we had previously recorded these investments. As a result, we do not expect to achieve liquidity in our investments in the near-term. The illiquidity of most of our investments may make it difficult for us to dispose of them at a favorable price and, as a result, we may suffer losses.

May Not have Funds To Make Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may not have the funds or ability to make additional investments in our portfolio companies.
We may not have the funds or ability to make additional investments in our portfolio companies. After our initial investment in a portfolio company, we may be called upon from time to time to provide additional funds to such company or have the opportunity to increase our investment through the extension of additional loans, the exercise of a warrant to purchase equity securities, or the funding of additional equity investments. There is no assurance that we will make, or will have sufficient funds to make, follow-on investments. Any decisions not to make a follow-on investment or any inability on our part to make such an investment may have a negative impact on a portfolio company in need of such an investment, may result in a missed opportunity for us to increase our participation in a successful operation, may reduce our ability to protect an existing investment or may reduce the expected yield on the investment.

Claims Of Other Creditors Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
There may be circumstances where our debt investments could be subordinated to claims of other creditors or we could be subject to lender liability claims.
Our portfolio companies may have, or may be permitted to incur, other debt that ranks equally with, or senior to, the debt in which we invest. By their terms, such debt instruments may entitle the holders to receive payment of interest or principal on or before the dates on which we are entitled to receive payments with respect to the debt instruments in which we invest. Also, in the event of insolvency, liquidation, dissolution, reorganization or bankruptcy of a portfolio company, holders of debt instruments ranking senior to our investment in that portfolio company would typically be entitled to receive payment in full before we receive any distribution. After repaying such senior creditors, such portfolio company may not have any remaining assets to use for repaying its obligation to us. In the case of debt ranking equally with debt instruments in which we invest, we would have to share on an equal basis any distributions with other creditors holding such debt in the event of an insolvency, liquidation, dissolution, reorganization or bankruptcy of the relevant portfolio company.
Even if our investment is structured as a senior-secured loan, principles of equitable subordination, as defined by existing case law, could lead a bankruptcy court to subordinate all or a portion of our claim to that of other creditors and transfer any lien securing such subordinated claim to the bankruptcy estate. The principles of equitable subordination defined by case law have generally indicated that a claim may be subordinated only if its holder is guilty of misconduct or where the senior loan is re-characterized as an equity investment and the senior lender has actually provided significant managerial assistance to the bankrupt debtor. We may also be subject to lender liability claims for actions taken by us with respect to a borrower’s business or instances where we exercise control over the borrower. It is possible that we could become subject to a lender liability claim, including as a result of actions taken in rendering significant managerial assistance or actions to compel and collect payments from the borrower outside the ordinary course of business.

Control Of Portfolio Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We generally will not control our portfolio companies.
We do not, and do not expect to, control the decision making in many of our portfolio companies, even though we may have board representation or board observation rights, and our debt agreements may contain certain restrictive covenants. As a result, we are subject to the risk that a portfolio company in which we invest will make business decisions with which we disagree and the management of such company will take risks or otherwise act in ways that do not serve our interests as debt investors or minority equity holders. Due to the lack of liquidity for our investments in non-traded companies, we may not be able to dispose of our interests in our portfolio companies as readily as we would like or at an appropriate valuation. As a result, a portfolio company may make decisions that would decrease the value of our portfolio holdings.

Portfolio Companies Default Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Defaults by our portfolio companies will harm our operating results.
A portfolio company’s failure to satisfy financial or operating covenants imposed by us or other lenders could lead to non-payment of interest and other defaults and, potentially, termination of its loans and foreclosure on its secured assets, which could trigger cross-defaults under other agreements and jeopardize a portfolio company’s ability to meet its obligations under the debt or equity securities that we hold. We may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting portfolio company.

Unrealized Depreciation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Any unrealized depreciation that we experience in our portfolio may be an indication of future realized losses, which could reduce our income and gains available for distribution.
As a BDC, we are required to carry our investments at market value or, if no market value is ascertainable, at the fair value as determined in accordance with our Valuation Procedures adopted pursuant to Rule 2a-5 under the 1940 Act. Decreases in the market values or fair values of our investments will be recorded as unrealized depreciation. Any unrealized depreciation in our portfolio could be an indication of a portfolio company’s inability to meet its repayment obligations to us with respect to affected loans or a potential impairment of the value of affected equity investments. This could result in realized losses in the future and ultimately in reductions of our income and gains available for distribution in future periods.

Prepayments Of Debt Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Prepayments of our debt investments by our portfolio companies could adversely impact our results of operations and reduce our return on equity.
We are subject to the risk that the investments we make in our portfolio companies may be repaid prior to maturity. When this occurs, we will generally reinvest these proceeds in temporary investments, pending their future investment in new portfolio companies. These temporary investments will typically have substantially lower yields than the debt being prepaid and we could experience significant delays in reinvesting these amounts. Any future investment in a new portfolio company may also be at lower yields than the debt that was repaid. As a result, our results of operations could be materially adversely affected if one or more of our portfolio companies elect to prepay amounts owed to us. Additionally, prepayments could negatively impact our return on equity, which could result in a decline in the market price of our securities.

"Covenant-Lite" Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may be subject to risks associated with “covenant-lite” loans.
Some of the loans in which we invest may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. Generally, “covenant-lite” loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. To the extent we invest in covenant-lite loans, we may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in loans with finance maintenance covenants.

May Not Realize Gains From Equity Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may not realize gains from our equity investments.
Certain investments that we have made in the past and may make in the future include warrants or other equity securities. Investments in equity securities involve a number of significant risks, including the risk of further dilution as a result of additional issuances, inability to access additional capital and failure to pay current distributions. Investments in preferred securities involve special risks, such as the risk of deferred distributions, credit risk, illiquidity and limited voting rights. In addition, we may from time to time make non-control, equity investments in portfolio companies. Our goal is ultimately to realize gains upon our disposition of such equity interests. However, these equity interests may not appreciate in value and, in fact, may decline in value. Accordingly, we may not be able to realize gains from our equity interests, and any gains that we do realize on the disposition of any equity interests may not be sufficient to offset any other losses we experience. We also may be unable to realize any value if a portfolio company does not have a liquidity event, such as a sale of the business, recapitalization or public offering, which would allow us to sell the underlying equity interests. We often seek puts or similar rights to give us the right to sell our equity securities back to the portfolio company issuer; however, we may be unable to exercise these put rights for the consideration provided in our investment documents if the issuer is in financial distress.

Investments In Foreign Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our investments in foreign securities may involve significant risks in addition to the risks inherent in U.S. investments.
Our investment strategy contemplates potential investments in debt securities of foreign companies. Investing in foreign companies may expose us to additional risks not typically associated with investing in securities of U.S. companies. These risks include changes in exchange control regulations, political and social instability, expropriation, imposition of foreign taxes, less liquid markets and less available information than is generally the case in the U.S., higher transaction costs, less government supervision of exchanges, brokers and issuers, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards and greater price volatility.
Although most of our investments will be U.S. dollar denominated, any investments denominated in a foreign currency will be subject to the risk that the value of a particular currency will change in relation to one or more other currencies. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, and political developments.

Effects Of Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Because we borrow money, the potential for gain or loss on amounts invested in us is magnified and may increase the risk of investing in us.
Borrowings, also known as leverage, magnify the potential for loss on investments in our indebtedness and gain or loss on investments in our equity capital. As we use leverage to partially finance our investments, you will experience increased risks of investing in our securities. Accordingly, any event that adversely affects the value of an investment would be magnified to the extent we use leverage. Such events could result in a substantial loss to us, which would be greater than if leverage had not been used. In addition, our investment objectives are dependent on the continued availability of leverage at attractive relative interest rates.
We or our wholly-owned subsidiaries may also borrow from banks and other lenders and may issue debt securities or enter into other types of borrowing arrangements in the future. Lenders of these senior securities will have fixed dollar claims on our or our subsidiaries’ assets that are superior to the claims of equity holders, and we would expect such lenders to seek recovery against our or our subsidiaries’ assets in the event of a default. We have the ability to pledge up to 100% of our assets and can grant a security interest in all of our assets under the terms of any debt instruments we could enter into with lenders. The terms of our and our wholly-owned subsidiary’s existing indebtedness require compliance with certain financial and operational covenants, and we expect similar covenants in future debt instruments. Failure to comply with such covenants could result in a default under the applicable credit facility or debt instrument if we are unable to obtain a waiver from the applicable lender or holder, and such lender or holder could accelerate repayment under such indebtedness and negatively affect our business, financial condition, results of operations and cash flows. In addition, under the terms of any credit facility or other debt instrument we or any of our subsidiaries enter into, in the event of a default, we are likely to be required by its terms to use the net proceeds of any investments that we sell to repay a portion of the amount borrowed under such facility or instrument before applying such net proceeds to any other uses.
If the value of our assets decreases, leveraging would cause NAV to decline more sharply than it otherwise would have had we not leveraged our business. Similarly, any decrease in our income would cause net investment income to decline more sharply than it would have had we not leveraged our business. Such a decline could negatively affect our ability to pay common stock dividends, scheduled debt payments or other payments related to our securities.
Illustration: The following table illustrates the effect of leverage on returns from an investment in our common stock assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing below.

Assumed Return on Our Portfolio(1) (net of expenses)	(10.0)%	(5.0)%	0.0%	5.0%	10.0%
Corresponding Net Return to Common Stock Holder(2)	(26.0)%	(16.1)%	(6.2)%	3.8%	13.7%
_____________________________
(1)Assumes, as of September 30, 2024, $1,227.3 million in total assets, $556.7 million in debt outstanding, $618.5 million in net assets and a weighted-average interest rate of 6.8%. Actual interest payments may be different.
(2)In order for us to cover our annual interest payments on indebtedness, we must achieve annual returns on our September 30, 2024 total assets of at least 3.1%.
Our ability to achieve our investment objective may depend in part on our ability to access additional leverage on favorable terms and there can be no assurance that such additional leverage can in fact be achieved. If we are unable to obtain leverage or if the interest rates of such leverage are not attractive, we could experience diminished returns. The number of leverage providers and the total amount of financing available could decrease or remain static.

Senior Securities Obligations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	all of our assets are subject to security interests under our senior securities and if we default on our obligations under our senior securities, we may suffer adverse consequences, including foreclosure on our assets.
Substantially all of our assets are currently pledged as collateral under our credit facilities. If we default on our obligations under our credit facilities, our lenders may have the right to foreclose upon and sell, or otherwise transfer, the collateral subject to their security interests or their superior claim. In such event, we may be forced to sell our investments to raise funds to repay our outstanding borrowings in order to avoid foreclosure and these forced sales may be at times and at prices we would not consider advantageous. Moreover, such deleveraging of our company could significantly impair our ability to effectively operate our business in the manner in which we have historically operated. As a result, we could be forced to curtail or cease new investment activities and lower or eliminate the dividends that we have historically paid to our stockholders. In addition, if the lenders exercise their right to sell the assets pledged under our credit facilities, such sales may be completed at distressed sale prices, thereby diminishing or potentially eliminating the amount of cash available to us after repayment of the amounts of outstanding borrowings.
If our operating performance declines and we are not able to generate sufficient cash flow to service our debt obligations, we may in the future need to refinance or restructure our debt, sell assets, reduce or delay capital investments, seek to raise additional capital or seek to obtain waivers from the required lenders under our debt obligations to avoid being in default. If we are unable to implement one or more of these alternatives, we may not be able to meet our payment obligations under our debt obligations. If we breach our covenants under our debt obligations and seek a waiver, we may not be able to obtain a waiver from the required lenders or debt holders. If this occurs, we would be in default under our debt obligations, the lenders or debt holders could exercise their rights as described above, and we could be forced into bankruptcy or liquidation. If we are unable to repay debt, lenders having secured obligations could proceed against the collateral securing the debt. Because certain of our debt obligations have customary cross-default provisions, if the indebtedness under our debt obligations is accelerated, we may be unable to repay or finance the amounts due.

Revolving Credit Facility Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We are subject to risks associated with any revolving credit facility that utilizes a structured subsidiary as our interests in any structured subsidiary are subordinated and we could be prevented from receiving cash on our equity interests from a structured subsidiary.
We own directly or indirectly 100% of the equity interests in MSIF Funding, LLC (“MSIF Funding”), a special purpose structured subsidiary (the “Structured Subsidiary”) utilized in our senior secured special purpose vehicle revolving credit facility (the “SPV Facility”). We consolidate the financial statements of MSIF Funding in our consolidated financial statements and treat the indebtedness under the SPV Facility as our leverage. Our interest in MSIF Funding is subordinated in priority of payment to every other obligation of MSIF Funding and is subject to certain payment restrictions set forth in the SPV Facility.
We receive cash from MSIF Funding only to the extent that we receive distributions on our equity interests therein. MSIF Funding could make distributions on its equity interests only to the extent permitted by the payment priority provisions of the SPV Facility. The SPV Facility generally provides that payments on the respective interests could not be made on any payment date unless all amounts owing to the lenders and other secured parties are paid in full. In addition, if MSIF Funding does not meet the leverage and borrowing base requirements set forth in the agreement governing the SPV Facility, a default could occur. In the event of a default under the SPV Facility credit agreement, cash would be diverted from us to pay the applicable lenders and other secured parties in amounts sufficient to cause such tests to be satisfied. In the event that we fail to receive cash from MSIF Funding, we could be unable to make distributions to our stockholders in amounts sufficient to maintain our status as a RIC, or at all. We also could be forced to sell investments in portfolio companies at less than their fair value in order to continue making such distributions. We cannot assure you that distributions on the assets held by MSIF Funding will be sufficient to make any distributions to us or that such distributions will meet our expectations.
Our equity interest in MSIF Funding ranks behind all of the secured and unsecured creditors, known or unknown, including the lenders in the SPV Facility. Consequently, to the extent that the value of MSIF Funding’s portfolio of loan investments has been reduced as a result of conditions in the credit markets, defaulted loans, capital gains and losses on the underlying assets, prepayment or changes in interest rates, the returns on our investments in MSIF Funding could be reduced. Accordingly, our investments in MSIF Funding could be subject to up to 100% loss.

Ability To Sell Investments Held By A Structured Subsidiary Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The ability to sell investments held by a Structured Subsidiary is limited.
The credit agreement governing the SPV Facility places significant restrictions on our ability, as servicer, to sell investments. As a result, there could be times or circumstances during which we are unable to sell investments or take other actions that might be in our best interests.

Investments In Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may invest in derivatives or other assets that expose us to certain risks, including market risk, liquidity risk and other risks similar to those associated with the use of leverage.
We may invest in derivatives and other assets that are subject to many of the same types of risks related to the use of leverage. Derivative transactions, if any, will generally create leverage for us and involve significant risks. The primary risks related to derivative transactions include counterparty, correlation, liquidity, leverage, volatility, over-the-counter trading, operational and legal risks. In addition, a small investment in derivatives could have a large potential impact on our performance, effecting a form of investment leverage on our portfolio. In certain types of derivative transactions, we could lose the entire amount of our investment; in other types of derivative transactions the potential loss is theoretically unlimited.
Under Rule 18f-4 under the 1940 Act (“Rule 18f-4”), related to use of derivatives, short sales, reverse repurchase agreements and certain other transactions by BDCs, we are permitted to enter into derivatives and other transactions that create future payment or delivery obligations, including short sales, notwithstanding the senior security provision of the 1940 Act if we comply with certain value-at-risk leverage limits, adopt a derivatives risk management program and implement board oversight and reporting requirements or otherwise comply with a “limited derivatives users” exception. Rule 18f-4 also permits us to enter into reverse repurchase agreements or similar financing transactions notwithstanding the senior security provision of the 1940 Act if we aggregate the amount of indebtedness associated with our reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the asset coverage ratios as discussed herein. We may otherwise engage in such transaction as a “derivatives transaction” for purposes of compliance with the rule. Furthermore, we are permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act if we reasonably believe, at the time we enter into such agreement, that we will have sufficient cash and cash equivalents to meet our obligations with respect to all such agreements as they come due. We cannot predict the effects of these requirements.
We have adopted updated policies and procedures in compliance with Rule 18f-4. We expect to qualify as a “limited derivatives user.” Future legislation or rules may modify how we treat derivatives and other financial arrangements for purposes of our compliance with the leverage limitations of the 1940 Act, which may be materially adverse to us and our investors.

Conflicts Of Interest May Lead to Riskier Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our Adviser has conflicts of interest that may create an incentive for the Adviser to enter into investments that are riskier or more speculative than would otherwise be the case and our Adviser may have an incentive to increase portfolio leverage in order to earn higher management fees.
Our Adviser and its affiliates, including our officers, may have conflicts of interest as a result of compensation arrangements, time constraints and competition for investments, which they will attempt to resolve in a fair and equitable manner, but which may result in actions that are not in the best interests of our stockholders. Our Adviser receives substantial fees from us in return for its services and these fees could influence the investment and other decisions they make on our behalf.
The incentive fee payable by us to our Adviser may create an incentive for it to make investments on our behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the incentive fee payable to our Adviser is determined may encourage it to use leverage to increase the return on our investments. As additional leverage would magnify positive returns, if any, on our portfolio, our incentive fee would become payable to our Adviser (i.e., exceed the hurdle rate) at a lower average gross return on our portfolio. Additionally, the incentive fee payable by us to the Adviser may create an incentive for the Adviser to cause us to realize capital gains or losses that may not be in the best interests of us or our stockholders. Under the incentive fee structure, the Adviser benefits when we recognize capital gains and, because the Adviser determines when an investment is sold, the Adviser can influence the timing of the recognition of such capital gains.
In addition, the fact that our management fee is payable based upon our total assets, which includes any borrowings for investment purposes, may encourage our Adviser to use leverage to make additional investments. Under certain circumstances, the use of leverage (or an investment in companies that are highly leveraged) may increase the likelihood of default, which would result in higher investment losses.

Obligated To Pay Incentive Compensation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may be obligated to pay our Adviser incentive compensation even if we incur a net loss due to a decline in the value of our portfolio.
The New Investment Advisory Agreement entitles our Adviser to receive incentive compensation on income regardless of any capital losses. In such case, we may be required to pay our Adviser incentive compensation for a fiscal quarter even if there is a decline in the value of our portfolio or if we incur a net loss for that quarter.
Any incentive fee payable by us that relates to our net investment income may be computed and paid on income that may include interest that has been accrued but not yet received. If a portfolio company defaults on a loan that is structured to provide accrued interest, it is possible that accrued interest previously included in the calculation of the incentive fee will become uncollectible. Our Adviser will not be under any obligation to reimburse us for any part of the incentive fee it received that was based on accrued income that we never received in cash as a result of a default by an entity on the obligation that resulted in the accrual of such income and such circumstances would result in our paying an incentive fee on income we never received in cash.

Conflicts Of Interest In Allocating Investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our Adviser may face conflicts of interest in allocating investment opportunities between us, Main Street and the other funds and clients managed by our Adviser.
The investment professionals utilized by our Adviser are also the investment professionals responsible for investing and managing Main Street’s investment portfolio as well as the investment portfolios of other funds and clients managed by our Adviser. These professionals are responsible for allocating investment opportunities between us, Main Street and other funds and clients managed by it. We have made and, in the future, intend to make co-investments with Main Street and other funds or clients advised by the Adviser in accordance with the conditions of an exemptive relief order from the SEC permitting such co-investment transactions. The order requires, among other things, that Main Street and the Adviser consider whether each such investment opportunity is appropriate for us, Main Street and the Adviser’s advised clients and, if it is appropriate, to propose an allocation of the investment opportunity between such other parties. As a consequence, it may be more difficult for us to maintain or increase the size of our investment portfolio in the future. Although the Adviser and Main Street will endeavor to allocate investment opportunities in a fair and equitable manner, including in accordance with the conditions set forth in the order issued by the SEC when relying on such order, we may face conflicts in allocating investment opportunities between us, Main Street and other funds and clients managed by the Adviser. Because our Adviser may receive performance-based fee compensation from the other funds and clients it manages if such funds or client have more favorable terms or provisions than with us, this may provide our Adviser an incentive to allocate opportunities to other funds and clients our Adviser manages instead of us. Our Adviser and Main Street have implemented an allocation policy to ensure the equitable distribution of investment opportunities and, as a result, we may be unable to participate in certain investments based upon such allocation policy.

Main Street Common Stock Ownership Could Influence Stockholders [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Main Street will own in excess of 3% of our common stock, which could result in its influence over the outcome of matters submitted to the vote of our stockholders.
Upon completion of this offering, assuming that Main Street purchases the maximum of $4.5 million in Main Street Indicative Commitment Shares in this offering at a public offering price of $15.53, Main Street will own approximately 3.0% of our outstanding common stock (or approximately 3.0% assuming the underwriters’ option to purchase additional shares is exercised in full). In addition, Main Street intends to purchase up to $20.0 million in the aggregate of shares of our common stock in the open market for a 12-month period starting on a date determined by Main Street following the consummation of this offering, pursuant to the terms of the Main Street Rule 10b5-1 Stock Purchase Plan that Main Street intends to enter in connection with or shortly after the closing of this offering. As a result, Main Street may have influence over the outcome of matters submitted to a vote of our stockholders, including the election of our directors or transactions involving a change in control. Their interests may conflict with, or differ from, the interests of our other stockholders, including you. So long as Main Street continues to own shares of our common stock, it could influence our corporate decisions submitted to our stockholders for approval, regardless of whether we terminate the management agreement with the Adviser.
Under Section 12 of the 1940 Act, investment companies, including other business development companies such as Main Street, generally cannot acquire more than 3% of our total outstanding voting stock, among other limitations. In light of these restrictions, on January 20, 2025, in connection with this offering and Main Street’s potential acquisition in excess of 3% of our outstanding common stock as a result of the potential purchase by Main Street of the Main Street Indicative Commitment Shares and any additional acquisitions pursuant to the terms of the Main Street Rule 10b5-1 Stock Purchase Plan that Main Street intends to enter in connection with or shortly after the closing of this offering, we entered into the Main Street Fund of Funds Agreement. The Main Street Fund of Funds Agreement provides for the acquisition of our shares of common stock by Main Street, and our sale of such shares to Main Street, in a manner consistent with the requirements of Rule 12d1-4 under the 1940 Act.

Ability To Enter Into Transactions With Our Affiliates Is Restricted Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our ability to enter into transactions with our affiliates is restricted.
As a BDC, we are prohibited under the 1940 Act from participating in certain transactions with certain of our affiliates without the prior approval of a majority of our independent directors and, in some cases, the SEC. Any person that owns, directly or indirectly, 5% or more of our outstanding voting securities is our affiliate for purposes of the 1940 Act, and we are generally prohibited from buying or selling any securities from or to such affiliate on a principal basis, absent the prior approval of our board of directors and, in some cases, the SEC. The 1940 Act also prohibits certain “joint” transactions with certain of our affiliates, which in certain circumstances could include investments in the same portfolio company (whether at the same or different times to the extent the transaction involves a joint investment), without prior approval of our board of directors and, in some cases, the SEC. If a person acquires more than 25% of our voting securities, we will be prohibited from buying or selling any security from or to such person or certain of that person’s affiliates, or entering into prohibited joint transactions with such persons, absent the prior approval of the SEC. Similar restrictions limit our ability to transact business with our officers or directors or their affiliates.
The SEC has interpreted the BDC regulations governing transactions with affiliates to prohibit certain joint transactions involving the BDC and entities that share a common investment adviser or are otherwise affiliated with the BDC’s investment adviser. As a result of these restrictions, we are prohibited from buying or selling any security from or to any portfolio company that is controlled by a fund advised by the Adviser or their respective affiliates or is otherwise affiliated with the BDC’s investment adviser without the prior approval of the SEC, which may limit the scope of investment opportunities that would otherwise be available to us.
We may, however, invest alongside our Adviser’s and/or its affiliates’ other clients or entities otherwise affiliated with our Adviser (including Main Street), in certain circumstances where doing so is consistent with applicable law and SEC staff interpretations, guidance and exemptive relief orders. However, although the Adviser endeavors to fairly allocate investment opportunities in the long run, we can offer no assurance that investment opportunities will be allocated to us fairly or equitably in the short-term or over time. As noted above, the SEC has granted us, Main Street and our Adviser an exemptive order that allows us to enter into certain negotiated co-investment transactions alongside Main Street and other funds or clients advised by the Adviser in a manner consistent with our investment objective, positions, policies, strategies, and restrictions as well as regulatory requirements and other pertinent factors, subject to compliance with the exemptive order. Pursuant to the exemptive order, we are permitted to co-invest with our affiliates, including Main Street, if a “required majority” (as defined in Section 57(o) of the 1940 Act) of our eligible directors make certain conclusions in connection with a co-investment transaction, including that (1) the terms of the transactions, including the consideration to be paid, are reasonable and fair to us and our stockholders and do not involve overreaching in respect of us or our stockholders on the part of any person concerned, and (2) the transaction is consistent with the interests of our stockholders and is consistent with our investment objective and strategies.
In situations where co-investment with affiliates’ other clients or entities otherwise affiliated with our Adviser (such as Main Street) is not permitted under the 1940 Act and related rules, existing or future staff guidance, or the terms and conditions of the exemptive order granted to us by the SEC (as discussed above), our Adviser will need to decide which entity or entities will proceed with the investment. Generally, we will not have an entitlement to make a co-investment in these circumstances and, to the extent that another entity elects to proceed with the investment, we will not be permitted to participate. Moreover, except in certain circumstances, we will not invest in any issuer in which an affiliate or an affiliate’s other client holds a controlling interest.

Liability Is Limited Under The Advisory Agreement, May Lead Adviser To Act In A Riskier Manner Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our Adviser’s liability is limited under the New Investment Advisory Agreement, and we have agreed to indemnify our Adviser against certain liabilities, which may lead our Adviser to act in a riskier manner on our behalf than it would when acting for its own account.
Under the New Investment Advisory Agreement, our Adviser and its officers, directors, managers, partners, shareholders, members (and their shareholders or members, including the owners of their shareholders or members), agents, employees, controlling persons and any other person or entity affiliated with or acting on behalf of the Adviser are not liable to us for acts or omissions performed by our Adviser in accordance with and pursuant to the New Investment Advisory Agreement, except those resulting from acts constituting fraud, willful misfeasance, bad faith or gross negligence in the performance of the Adviser’s duties or by reason of the reckless disregard of the Adviser’s duties and obligations under the New Investment Advisory Agreement. In addition, we have agreed to indemnify our Adviser and its officers, directors, managers, partners, shareholders, members (and their shareholders or members, including the owners of their shareholders or members), agents, employees, controlling persons and any other person or entity affiliated with or acting on behalf of the Adviser from and against any claims or liabilities, including reasonable legal fees, arising out of or in connection with any action taken or omitted on our behalf pursuant to authority granted by the New Investment Advisory Agreement, except where attributable to fraud, willful misfeasance, bad faith or gross negligence in the performance of the Adviser’s duties or by reason of the reckless disregard of the Adviser’s duties and obligations under the New Investment Advisory Agreement. These protections may lead our Adviser to act in a riskier manner when acting on our behalf than they would when acting for their own account.

Adviser Can Resign Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our Adviser can resign on 120 days’ notice and we may not be able to find a suitable replacement within that time, resulting in a disruption in our operations that could adversely affect our financial condition, business and results of operations.
Our Adviser has the right, under the New Investment Advisory Agreement, to resign at any time upon not less than 120 days’ written notice, whether we have found a replacement or not. If our Adviser resigns, we may not be able to find a replacement or hire internal management with similar expertise and ability to provide the same or equivalent services on acceptable terms within 120 days or at all. If we are unable to do so quickly, our operations are likely to experience a disruption, our financial condition, business and results of operations as well as our ability to pay distributions are likely to be adversely affected and the value of our shares may decline. Even if we are able to retain comparable management, whether internal or external, the integration of such management and their lack of familiarity with our investment objective may result in additional costs and time delays that may adversely affect our business, financial condition, results of operations and cash flows.

BDC Constraints Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Operating under the constraints imposed on us as a BDC and RIC may hinder the achievement of our investment objectives.
The 1940 Act and the Code impose numerous constraints on the operations of BDCs and RICs that do not apply to certain of the other investment vehicles that we may compete with. BDCs are required, for example, to invest at least 70% of their total assets in certain qualifying assets, including U.S. private or thinly traded public companies, cash, cash equivalents, U.S. government securities and other high-quality debt instruments that mature in one year or less from the date of investment. Moreover, qualification for taxation as a RIC requires satisfaction of source-of-income, asset diversification and distribution requirements. Operating under these constraints may hinder our ability to take advantage of attractive investment opportunities and to achieve our investment objective. Any failure to do so could subject us to enforcement action by the SEC, cause us to fail to satisfy the requirements associated with RIC status and subject us to entity-level corporate income taxation, cause us to fail the 70% test described above or otherwise have a material adverse effect on our business, financial condition or results of operations.
We may be precluded from investing in what our Adviser believes are attractive investments if such investments are not qualifying assets for purposes of the 1940 Act. If we do not invest a sufficient portion of our assets in qualifying assets, we will be prohibited from making any additional investment that is not a qualifying asset and could be forced to forgo attractive investment opportunities. Similarly, these rules could prevent us from making follow-on investments in existing portfolio companies (which could result in the dilution of our position).
If we fail to maintain our status as a BDC, we might be regulated as a closed-end investment company that is required to register under the 1940 Act, which would subject us to additional regulatory restrictions and significantly decrease our operating flexibility. In addition, any such failure could cause an event of default under any outstanding indebtedness we might have, which could have a material adverse effect on our business, financial condition or results of operations.

BDC Regulations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulations governing our operation as a BDC will affect our ability to, and the way in which we, raise additional capital.
Our business will require capital to operate and grow. We may acquire such additional capital from the following sources:
Senior Securities
We may issue debt securities or preferred stock and/or borrow money from banks or other financial institutions, which we refer to collectively as senior securities. As a result of issuing senior securities, we will be exposed to additional risks, including the following:
•Under the provisions of the 1940 Act, we are permitted, as a BDC, to issue senior securities only in amounts such that our asset coverage, as defined in the 1940 Act, equals at least 200% (or 150% if certain requirements are met) immediately after each issuance of senior securities. If the value of our assets declines, we may be unable to satisfy this test. If that happens, we will be prohibited from issuing debt securities or preferred stock and/or borrowing money from banks or other financial institutions and may not be permitted to declare a cash dividend or make any cash distribution to stockholders or repurchase shares until such time as we satisfy this test.
•Any amounts that we use to service our debt or make payments on preferred stock will not be available for dividends to our common stockholders.
•It is likely that any senior securities or other indebtedness we issue will be governed by an indenture or other instrument containing covenants restricting our operating flexibility. Additionally, some of these securities or other indebtedness may be rated by rating agencies, and in obtaining a rating for such securities and other indebtedness, we may be required to abide by operating and investment guidelines that further restrict operating and financial flexibility.
•We and, indirectly, our stockholders will bear the cost of issuing and servicing such securities and other indebtedness.
•Preferred stock or any convertible or exchangeable securities that we issue in the future may have rights, preferences and privileges more favorable than those of our common stock, including separate voting rights and could delay or prevent a transaction or a change in control to the detriment of the holders of our common stock.
•Any unsecured debt issued by us would generally rank (i) pari passu with our current and future unsecured indebtedness and effectively subordinated to all of our existing and future secured indebtedness, to the extent of the value of the assets securing such indebtedness, and (ii) structurally subordinated to all existing and future indebtedness and other obligations of any of our subsidiaries.
Additional Common Stock
We are not generally able to issue and sell our common stock at a price below NAV per share. We may, however, sell our common stock, warrants, options or rights to acquire our common stock, at a price below the current NAV per share of the common stock if our board of directors determines that such sale is in the best interests of our stockholders, and our stockholders approve such sale. Moreover, we can offer no assurance that we will be able to issue and sell additional equity securities in the future, on favorable terms or at all.

Legislation May Allow Additional Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Previously enacted legislation may allow us to incur additional leverage.
The 1940 Act generally prohibits us from incurring indebtedness unless immediately after such borrowing we have an asset coverage for total borrowings of at least 200% (i.e., the amount of debt may not exceed 50% of the value of our assets). However, legislation passed in March 2018 modified the 1940 Act by allowing a BDC to increase the maximum amount of leverage it may incur by lowering the required asset coverage ratio of 200% to an asset coverage ratio of 150% (i.e., the amount of debt may not exceed 66 2/3% of the value of our assets), if certain requirements are met. Under the legislation, we are allowed to increase our leverage capacity if stockholders representing at least a majority of the votes cast, when a quorum is met, approve a proposal to do so. If we receive stockholder approval, we would be allowed to increase our leverage capacity on the first day after such approval. Alternatively, the legislation allows a “required majority” (as defined in Section 57(o) of the 1940 Act) of the members of our board of directors to approve an increase in our leverage capacity, and such approval would become effective after one year from the date of approval. As a result of this legislation, we may be able to increase our leverage up to an amount that reduces our asset coverage ratio from 200% to 150%.

Investment In Securities May Involve Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investing in our securities may involve a high degree of risk.
The investments we make in accordance with our investment objective may result in a higher amount of risk than alternative investment options and a higher risk of volatility or loss of principal. Our investments in portfolio companies involve higher levels of risk, and therefore, an investment in our securities, including shares of our common stock, may not be suitable for someone with lower risk tolerance.

Material Limitations With Available Preliminary Estimates Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
There are material limitations with making available preliminary estimates of our financial results for the fiscal quarter and year ended December 31, 2024 prior to the completion of our and our auditor’s financial review procedures for such period.
The preliminary financial estimates contained in the section entitled “Prospectus Summary—Preliminary Estimates of Fourth Quarter 2024 Results” are not a comprehensive statement of our financial results for the fiscal year ended December 31, 2024 and have not been audited, reviewed, compiled, examined or subject to any procedures by Grant Thornton LLP, our independent registered public accounting firm, or any other independent accountants. Our consolidated financial statements for the fiscal year ended December 31, 2024 will not be available until after this offering is completed and, consequently, will not be available to you prior to making an investment decision in this offering. Our actual financial results for the fiscal year ended December 31, 2024 could differ materially from the preliminary financial estimates we have provided as a result of the completion of our customary financial year-end closing and related internal controls over financial reporting, final determination of the fair value of our portfolio investments, final adjustments and other developments arising between now and the time that our financial results for the fiscal year ended December 31, 2024 are finalized. The preliminary financial data included herein has been prepared by, and is the responsibility of, management. Grant Thornton LLP has not audited, reviewed, compiled, examined or performed any procedures with respect to such preliminary estimates, and, accordingly, does not express an opinion or any other form of assurance with respect thereto. In addition, the preliminary financial estimates do not include all of the information regarding our financial condition and results of operations for the fiscal quarter or year ended December 31, 2024 that may be important to investors.

No Active Trading Market For Common Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Prior to this offering, there has been no public market for shares of our common stock, and we cannot assure you that a market for shares of our common stock will develop or that the market price of shares of our common stock will not decline following the offering.
Our common stock has no history of public trading. We have applied to list our common stock on The New York Stock Exchange under the symbol “MSIF.” We cannot assure you that a trading market will develop for our common stock after this offering or, if one develops, that such trading market can be sustained. In addition, we cannot predict the prices at which our common stock will trade. The offering price for our common stock will be determined through our negotiations with the underwriters and may not bear any relationship to the market price at which it may trade after this offering. Shares of companies offered in a public offering often trade at a discount to the initial offering price due to underwriting discounts and commissions and related offering expenses. Also, shares of closed-end investment companies, including BDCs, frequently trade at a discount from NAV per share and our common stock may also be discounted in the market. This characteristic of closed-end investment companies is separate and distinct from the risk that our net asset value per share may decline. We cannot predict whether our common stock will trade at, above or below NAV per share. The risk of loss associated with this characteristic of closed-end management investment companies may be greater for investors expecting to sell shares of common stock purchased in the offering soon after the offering. In addition, if our common stock trades below its NAV per share, we will generally not be able to sell additional shares of our common stock to the public at its market price without, among other things, the requisite stockholders approving such a sale.

Market Price For Common Stock May Be Volatile Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The market price of our common stock may be volatile and may fluctuate significantly.
The market price and liquidity of the market for our common stock that will prevail in the market after this offering may be higher or lower than the price you pay and may be significantly affected by numerous factors, some of which are beyond our control and may not be directly related to our operating performance. These factors include:
•Significant volatility in the market price and trading volume of securities of BDCs or other companies in our sector, which are not necessarily related to the operating performance of these companies;
•Price and volume fluctuations in the overall stock market from time to time;
•The inclusion or exclusion of our common stock from certain indices;
•Changes in the value of our portfolio of investments and derivative instruments as a result of changes in market factors, such as interest rate shifts, and also portfolio specific performance, such as portfolio company defaults, among other reasons;
•Changes in regulatory policies or tax guidelines, particularly with respect to RICs or BDCs;
•Loss of RIC tax treatment or BDC status;
•Distributions that exceed our net investment income and net income as reported according to U.S. GAAP;
•Changes in earnings or variations in operating results;
•Changes in accounting guidelines governing valuation of our investments;
•Any shortfall in revenue or net income or any increase in losses from levels expected by investors;
•Departure of our Adviser or certain of its key personnel;
•Inability of the Adviser to employ additional experienced investment professionals;
•General economic trends and other external factors;
•Escalation of tensions and conflicts in Europe and elsewhere, including in Ukraine and the Middle East, and disruptions in local, regional, national and global markets and economies affected thereby, including the potential for volatility in energy prices and its impact on the industries in which we invest;
•Elevating levels of inflation, and its impact on our portfolio companies and on the industries in which we invest;
•The impact of supply chain constraints on our portfolio companies and the global economy;
•Loss of a major funding source;
•The impact of information technology system failures, data security breaches, data privacy compliance, network disruptions, and cybersecurity attacks; and
•The economic and other impacts of disease outbreaks, pandemics, or any other serious public health concern, such as the Coronavirus pandemic, in the United States as well as worldwide.

Distributions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may not be able to pay distributions to our stockholders, our distributions may not grow over time, and a portion of distributions paid to our stockholders may be a return of capital.
We intend to pay distributions to our stockholders out of assets legally available for distribution. We cannot assure you that we will achieve investment results that will allow us to pay a specified level of cash distributions, previously projected distributions for future periods, or year-to-year increases in cash distributions. Our ability to pay distributions might be adversely affected by, among other things, the impact of one or more of the risk factors described herein. In addition, the inability to satisfy the asset coverage test applicable to us as a BDC could limit our ability to pay distributions. All distributions will be paid at the discretion of our board of directors and will depend on our earnings, our financial condition, maintenance of our RIC status, compliance with applicable BDC regulations, compliance with our debt covenants and such other factors as our board of directors may deem relevant from time to time. We cannot assure you that we will pay distributions to our stockholders in the future.
When we make distributions, we will be required to determine the extent to which such distributions are paid out of current or accumulated taxable earnings, recognized capital gains or capital. To the extent there is a return of capital, investors will be required to reduce their basis in our stock for U.S. federal income tax purposes, which may result in higher tax liability when the shares are sold, even if they have not increased in value or have lost value. In addition, any return of capital will be net of any sales load and offering expenses associated with sales of shares of our common stock. In the future, our distributions may include a return of capital.

Purchases Of Common Stock Under Rule 10b5-1 Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our Board authorized us to repurchase shares of our common stock through an open-market share repurchase program for up to $65.0 million in the aggregate of shares of our common stock for a 12-month period starting on a date determined by the Company following the consummation of this offering. Pursuant to such authorization, in connection with or shortly after the closing of this offering, we intend to enter into the Company Rule 10b5-1 Stock Repurchase Plan to facilitate the repurchase of up to the full $65.0 million in shares of our common stock authorized under the share repurchase program in accordance with the guidelines specified in Rule 10b-18 and Rule 10b5-1 of the Exchange Act. In addition, Main Street intends to purchase up to $20.0 million in the aggregate of shares of our common stock in the open market for a 12-month period starting on a date determined by Main Street following the consummation of this offering, pursuant to the terms of the Main Street Rule 10b5-1 Stock Purchase Plan that Main Street intends to enter in connection with or shortly after the closing of this offering. The purchases of shares pursuant to the Main Street Rule 10b5-1 Stock Purchase Plan will be implemented in accordance with Rule 10b5-1 and Rule 10b-18 under the Exchange Act. These activities may have the effect of maintaining the market price of shares our common stock or mitigating a decline in the market price of the shares of our common stock, and, as a result, the price of our shares of common stock may be higher than the price that otherwise might exist in the open market.

Sales Of Common Stock In Public Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Sales of substantial amounts of our common stock in the public market may have an adverse effect on the market price of our common stock.
Upon completion of this offering, 45,090,358 shares of our common stock will be outstanding, assuming no exercise of the underwriters’ option to purchase additional shares. The 4,850,000 shares of common stock sold in the offering (assuming no exercise of the underwriters’ option to purchase additional shares) will be freely tradable without restriction or limitation under the Securities Act, other than those shares that will be subject to a lock-up agreement with the underwriters as described below or that may be acquired through the directed share program by certain program participants, as described elsewhere in this prospectus. Any shares purchased in this offering by our affiliates, as defined in the Securities Act, will be subject to the public information, manner of sale and volume limitations of Rule 144 under the Securities Act (“Rule 144”). The shares of our common stock that were issued prior to the completion of this offering, other than 1,160,412 shares of our common stock (adjusted to reflect the Reverse Stock Split effected on December 16, 2024) held by Main Street and our executive officers and directors, will be freely tradeable without restriction or limitation under the Securities Act, other than as set forth in our Articles of Incorporation (as defined below).
The Company, its directors and executive officers, the Adviser and Main Street have agreed that, without the prior written consent of the representatives on behalf of the underwriters, they will not, and will not publicly disclose an intention to, during the period ending 180 days after the date of this prospectus (the “restricted period”), subject to certain customary exceptions:
•offer, pledge, sell, contract to sell, sell any option or contract to purchase, purchase any option or contract to sell, grant any option, right or warrant to purchase, lend or otherwise transfer or dispose of, directly or indirectly, any shares of our common stock or any securities convertible into or exercisable or exchangeable for shares of our common stock;
•file any registration statement with the SEC relating to the offering of any shares of our common stock or any securities convertible into or exercisable or exchangeable for our common stock; or
•engage in any hedging or other transaction or arrangement (including, without limitation, any short sale or the purchase or sale of, or entry into, any put or call option, or combination thereof, forward, swap or any other derivative transaction or instrument, however described or defined) which is designed or intended to, or which reasonably could be expected to lead to or result in, a sale or disposition of our common stock, or any securities convertible into or exercisable or exchangeable for our common stock (whether by the undersigned or someone other than the undersigned), or transfer of any of the economic consequences of ownership, in whole or in part, directly or indirectly, of our common stock or other securities, in cash or otherwise, whether any such transaction described above is to be settled by delivery of our common stock or such other securities, in cash or otherwise. In addition, each such person agrees that, without the prior written consent of the representatives on behalf of the underwriters, such person will not, during the restricted period, make any demand for, or exercise any right with respect to, the registration of any shares of our common stock or any security convertible into or exercisable or exchangeable for common stock.
Additionally our second articles of amendment and restatement, which will become effective upon a Listing (our “Articles of Incorporation”) contains a provision that limits the transferability of all of our shares of common stock outstanding at the time of this offering for the 365-day period following the commencement of trading of our shares of common stock on a national securities exchange (the “Trading Date”). Specifically, without the prior written consent of our board of directors (with respect to all or any portion of the Restricted Shares (as defined below)), a stockholder may not transfer (whether by sale, gift, merger, operation of law or otherwise), exchange, assign, pledge, hypothecate or otherwise dispose of or encumber (collectively, “Transfer”) shares of our common stock acquired by such stockholder prior to the Listing (the “Restricted Shares”) until:
•180 days after the Trading Date for one-third of the Restricted Shares held by such stockholder;
•270 days after the Trading Date for two-thirds of the Restricted Shares held by such stockholder; and
•365 days after the Trading Date for all remaining Restricted Shares held by such stockholder.
Any purported Transfer in violation of this provision of our Articles of Incorporation would be void and have no force or effect.
Following this offering and the expiration of applicable lock-up periods describe above, and subject to applicable securities laws, including Rule 144, sales of substantial amounts of our common stock, or the perception that such sales could occur, could adversely affect the prevailing market prices for our common stock. If these sales occur, it could impair our ability to raise additional capital through the sale of equity securities should we desire to do so. We cannot predict what effect, if any, future sales of securities, or the availability of securities for future sales, will have on the market price of our common stock prevailing from time to time. See “Shares Eligible for Future Sale” for more information.

Closing Of The Offering Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investors in this offering may experience immediate dilution upon the closing of the offering.
If you purchase shares of our common stock in this offering, you may experience immediate dilution if the price that you pay is greater than the pro forma NAV per share of the common stock you acquire. Investors in this offering could pay a price per share of common stock that exceeds the NAV per share after the closing of the offering. Assuming an expected public offering price of $15.53 per share, purchasers in this offering will experience immediate dilution of approximately $0.14 per share. See “Dilution.”

Stockholders May Experience Dilution In Their Ownership Percentage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our stockholders may experience dilution in their ownership percentage.
Our stockholders do not have preemptive rights to purchase any shares of our common stock we issue in the future. To the extent that we issue additional equity interests at or below NAV your percentage ownership interest in us may be diluted. In addition, depending upon the terms and pricing of any future sales of common stock and the value of our investments, you may also experience dilution in the NAV and fair value of your shares of common stock.
Under the 1940 Act, we generally are prohibited from issuing or selling shares of our common stock at a price below NAV per share, which may be a disadvantage as compared with certain public companies. We may, however, sell shares of our common stock, or warrants, options, or rights to acquire shares of our Common Stock, at a price below the current NAV of shares of our common stock if our board of directors determines that such sale is in our best interests and the best interests of our stockholders, and our stockholders, including a majority of those stockholders that are not affiliated with us, approve such sale. In any such case, the price at which our securities are to be issued and sold may not be less than a price that, in the determination of our board of directors, closely approximates the fair value of such securities (less any distributing commission or discount). At a special meeting of stockholders held on December 11, 2024, our stockholders authorized us, subject to approval of our board of directors, to sell or otherwise issue shares of our common stock during the next year at a price below our NAV per share, subject to certain conditions. The authorization is effective until December 11, 2025.
If we raise additional funds by issuing shares of our common stock or senior securities convertible into, or exchangeable for, shares of our common stock, then the percentage ownership of our stockholders at that time will decrease and you will experience dilution.

Use Of Proceeds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may use proceeds of this offering in a way with which you may not agree.
We will have significant flexibility in applying the proceeds of this offering and may use the net proceeds from this offering in ways with which you may not agree, or for purposes other than those contemplated at the time of this offering. We will also pay operating expenses, and may pay other expenses such as due diligence expenses of potential new investments, from the net proceeds of this offering. Our ability to achieve our investment objectives may be limited to the extent that net proceeds of this offering, pending full investment, are used to pay expenses rather than to make investments.

Articles Of Incorporation Could Deter Takeover Attempts Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Provisions of the Maryland General Corporation Law and our articles of incorporation and bylaws could deter takeover attempts and have an adverse impact on the price of our common stock.
The Maryland General Corporation Law and our Articles of Incorporation and bylaws contain provisions that may have the effect of discouraging, delaying or making difficult a change in control of our company or the removal of our incumbent directors. The existence of these provisions, among others, may have a negative impact on the price of our common stock and may discourage third-party bids for ownership of our company. These provisions may prevent any premiums being offered to you for our common stock.

Preferred Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may in the future determine to issue preferred stock, which could adversely affect the value of our common stock.
The issuance of shares of preferred stock with dividend or conversion rights, liquidation preferences or other economic terms favorable to the holders of preferred stock could adversely affect the value for our common stock by making an investment in the common stock less attractive. In addition, the dividends on any preferred stock we issue must be cumulative. Payment of dividends and repayment of the liquidation preference of preferred stock must take preference over any dividends or other payments to our common stockholders, and holders of preferred stock are not subject to any of our expenses or losses and are not entitled to participate in any income or appreciation in excess of their stated preference (other than convertible preferred stock that converts into common stock). In addition, under the 1940 Act, preferred stock constitutes a “senior security” for purposes of the asset coverage test.

Corporate-Level U.S. Federal Income Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We will be subject to corporate-level U.S. federal income tax if we are unable to qualify as a RIC under Subchapter M of the Code.
To maintain RIC tax treatment under the Code, we must meet the following annual distribution, income source and asset diversification requirements:
•The annual distribution requirement (the “Annual Distribution Requirement”) for a RIC will be satisfied if we distribute to our stockholders on an annual basis at least 90% of our net ordinary taxable income and realized net short-term capital gains in excess of realized net long-term capital losses, if any. Depending on the level of taxable income earned in a tax year, we may choose to carry forward taxable income in excess of current year distributions into the next tax year and pay a 4% U.S. federal excise tax on such income. Any such carryover taxable income must be distributed through a dividend declared prior to the later of (i) filing the final tax return related to the year which generated such taxable income or (ii) the fifteenth day of the ninth month following the close of the year which generated such taxable income. Because we use debt financing, we are subject to certain asset coverage ratio requirements under the 1940 Act and are (and may in the future become) subject to certain financial covenants under loan and credit agreements that could, under certain circumstances, restrict us from making distributions necessary to satisfy the distribution requirement. In addition, because we receive non-cash sources of income such as PIK interest which involves us recognizing taxable income without receiving the cash representing such income, we may have difficulty meeting the distribution requirement. If we are unable to obtain cash from other sources, we could fail to qualify for RIC tax treatment and thus become subject to corporate-level U.S. federal income tax.
•The source-of-income requirement will be satisfied if we obtain at least 90% of our gross income for each year from dividends, interest, gains from the sale of stock or securities or similar sources.
•The asset diversification requirement will be satisfied if we meet certain asset diversification requirements at the end of each quarter of our taxable year. To satisfy this requirement, at least 50% of the value of our assets must consist of cash, cash equivalents, U.S. government securities, securities of other RICs, and other acceptable securities; and no more than 25% of the value of our assets can be invested in the securities, other than U.S. government securities or securities of other RICs, (i) of one issuer, (ii) of two or more issuers that are controlled, as determined under applicable Code rules, by us and that are engaged in the same or similar or related trades or businesses or (iii) of certain “qualified publicly traded partnerships.”
Failure to meet these requirements may result in our having to dispose of certain investments quickly in order to prevent the loss of RIC status. Because most of our investments are in privately held companies, and therefore illiquid, any such dispositions could be made at disadvantageous prices and could result in substantial losses. Moreover, if we fail to maintain RIC tax treatment for any reason and are subject to corporate income tax, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution and the amount of our distributions.

Maintaining RIC Tax Treatment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may have difficulty paying the distributions required to maintain RIC tax treatment under the Code if we recognize income before or without receiving cash representing such income.
We will include in income certain amounts that we have not yet received in cash, such as: (i) amortization of original issue discount, which may arise if we receive warrants in connection with the origination of a loan such that ascribing a value to the warrants creates original issue discount in the debt instrument, if we invest in a debt investment at a discount to the par value of the debt security or possibly in other circumstances; (ii) contractual PIK interest, which represents contractual interest added to the loan balance and due at the end of the loan term; (iii) contractual preferred dividends, which represents contractual dividends added to the preferred stock and due at the end of the preferred stock term, subject to adequate profitability at the portfolio company; or (iv) amortization of market discount, which is associated with loans purchased in the secondary market at a discount to par value. Such amortization of original issue discounts, increases in loan balances as a result of contractual PIK arrangements, cumulative preferred dividends, or amortization of market discount will be included in income before we receive the corresponding cash payments. We also may be required to include in income certain other amounts before we receive such amounts in cash. Investments structured with these features may represent a higher level of credit risk compared to investments generating income which must be paid in cash on a current basis.
Since, in certain cases, we may recognize taxable income before or without receiving cash representing such income, we may have difficulty meeting the Annual Distribution Requirement necessary to maintain RIC tax treatment under the Code. Accordingly, we may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may fail to qualify for RIC tax treatment and thus become subject to corporate-level U.S. federal income tax.

Dividends Paid With Stock Rick [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may in the future choose to pay dividends in our own stock, in which case you may be required to pay tax in excess of the cash you receive.
We may distribute taxable dividends that are payable in part in our stock. Under certain applicable provisions of the Code and the U.S. Department of Treasury (“Treasury”) regulations, distributions payable by us in cash or in shares of stock (at the stockholders’ election) would satisfy the Annual Distribution Requirement. The IRS has issued guidance providing that a dividend payable in stock or in cash at the election of the stockholders will be treated as a taxable dividend eligible for the dividends paid deduction provided at least 20% of the total distribution is payable in cash and certain other requirements are satisfied. According to this guidance, if too many stockholders elect to receive their distributions in cash, each such stockholder would receive a pro rata share of the total cash to be distributed and would receive the remainder of their distribution in shares of stock. Taxable stockholders receiving such dividends will be required to include the full amount of the dividend as ordinary income (or as long-term capital gain to the extent such dividend is properly reported as a capital gain dividend) to the extent of our current and accumulated earnings and profits for U.S. federal income tax purposes. As a result, a U.S. stockholder may be required to pay tax with respect to such dividends in excess of any cash received. If a U.S. stockholder sells the stock it receives as a dividend in order to pay this tax, the sales proceeds may be less than the amount included in income with respect to the dividend, depending on the market price of our stock at the time of the sale. Furthermore, with respect to non-U.S. stockholders, we may be required to withhold U.S. tax with respect to such dividends, including in respect of all or a portion of such dividend that is payable in stock. In addition, if a significant number of our stockholders determine to sell shares of our stock in order to pay taxes owed on dividends, it may put downward pressure on the trading price of our stock.

Stockholders Current Tax Liability Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Stockholders may have current tax liability on dividends they elect to reinvest in our common stock but would not receive cash from such dividends to pay such tax liability.
If stockholders participate in our DRIP, they will be deemed to have received, and for federal income tax purposes will be taxed on, the amount reinvested in our common stock to the extent the amount reinvested was not a tax-free return of capital. As a result, unless a stockholder is a tax-exempt entity, it may have to use funds from other sources to pay its tax liability on the value of the dividend that they have elected to have reinvested in our common stock.

Legislative Or Regulatory Tax Changes Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Legislative or regulatory tax changes could adversely affect our stockholders.
At any time, the federal income tax laws governing RICs or the administrative interpretations of those laws or regulations may be amended. Any new laws, regulations or interpretations may take effect retroactively and could adversely affect the taxation of us or our stockholders. Therefore, changes in tax laws, regulations or administrative interpretations or any amendments thereto could diminish the value of an investment in our shares or the value or the resale potential of our investments. If we do not comply with applicable laws and regulations, we could lose any licenses that we then hold for the conduct of our business and may be subject to civil fines and criminal penalties.

Outside Events Including Public Health Crises, Supply Chain Disruptions And Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Events outside of our control, including public health crises, supply chain disruptions and inflation, could negatively affect our portfolio companies and the results of our operations.
Periods of market volatility could occur in response to pandemics or other events outside of our control. We and the portfolio companies in which we invest in could be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, such as acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism, labor strikes, major plant breakdowns, pipeline or electricity line ruptures, failure of technology, defective design and construction, accidents, demographic changes, government macroeconomic policies, social instability, etc.). Some force majeure events could adversely affect the ability of a party (including us, a portfolio company or a counterparty to us) to perform its obligations until it is able to remedy the force majeure event. In addition, force majeure events, such as the cessation of the operation of equipment for repair or upgrade, could similarly lead to the unavailability of essential equipment and technologies. These risks could, among other effects, adversely impact the cash flows available from a portfolio company, cause personal injury or loss of life, including to an officer, director or a member of our investment team, damage property, or instigate disruptions of service. In addition, the cost to a portfolio company or us of repairing or replacing damaged assets resulting from such force majeure event could be considerable.
It will not be possible to insure against all such events, and insurance proceeds received, if any, could be inadequate to completely or even partially cover any loss of revenues or investments, any increases in operating and maintenance expenses, or any replacements or rehabilitation of property. Certain events causing catastrophic loss could be either uninsurable, or insurable at such high rates as to adversely impact us or portfolio companies, as applicable. Force majeure events that are incapable of or are too costly to cure could have permanent adverse effects. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which we invest or our portfolio companies operate specifically. Such force majeure events could result in or coincide with: increased volatility in the global securities, derivatives and currency markets; a decrease in the reliability of market prices and difficulty in valuing assets; greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); further social, economic, and political instability; nationalization of private enterprise; greater governmental involvement in the economy or in social factors that impact the economy; less governmental regulation and supervision of the securities markets and market participants and decreased monitoring of the markets by governments or self-regulatory organizations and reduced enforcement of regulations; limited, or limitations on, the activities of investors in such markets; controls or restrictions on foreign investment, capital controls and limitations on repatriation of invested capital; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; substantial, and in some periods extremely high, rates of inflation, which can last many years and have substantial negative effects on credit and securities markets as well as the economy as a whole; recessions; and difficulties in obtaining and/or enforcing legal judgments.

Market Conditions May Affect Debt And Equity Capital Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market conditions may materially and adversely affect debt and equity capital markets in the United States and abroad, which may have a negative impact on our business and operations.
The success of our activities is affected by general economic and market conditions, including, among others, interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and trade barriers. These factors could affect the level and volatility of securities prices and the liquidity of our investments. Volatility or illiquidity could impair our profitability or result in losses. These factors also could adversely affect the availability or cost of our leverage, which would result in lower returns.
These disruptions in the capital markets could increase the spread between the yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets. Such disruptions could adversely affect our business, financial condition, results of operations and cash flows, and future market disruptions and/or illiquidity could negatively impact us. These unfavorable economic conditions could increase our funding costs and limit our access to the capital markets, and could result in a decision by lenders not to extend credit to us in the future. These events could limit our investments, our ability to grow and could negatively impact our operating results and the fair values of our debt and equity investments.

Failure To Comply With Applicable Laws Or Regulations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Failure to comply with applicable laws or regulations and changes in laws or regulations governing our operations may adversely affect our business or cause us to alter our business strategy.
We, our Adviser, and our portfolio companies are subject to applicable local, state and federal laws and regulations. Failure to comply with any applicable local, state or federal law or regulation could negatively impact our reputation and our business results. New legislation may also be enacted or new interpretations, rulings or regulations could be adopted, including those governing the types of investments we are permitted to make, any of which could harm us and our stockholders, potentially with retroactive effect. Additionally, any changes to the laws and regulations governing our operations relating to permitted investments may cause us to alter our investment strategy in order to avail ourselves of new or different opportunities. Such changes could result in material differences to the strategies and plans set forth herein and may result in our investment focus shifting from the areas of expertise of our investment team to other types of investments in which our investment team may have less expertise or little or no experience. Thus, any such changes, if they occur, could have a material adverse effect on our results of operations and the value of your investment.

Fluctuations In Operating Results Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may experience fluctuations in our operating results.
We could experience fluctuations in our operating results due to a number of factors, including our ability or inability to make investments in companies that meet our investment criteria, the interest rate payable on the debt securities we acquire, the level of portfolio dividend and fee income, the level of our expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which we encounter competition in our markets and general economic conditions. As a result of these factors, operating results for any period should not be relied upon as being indicative of performance in future periods.

Technological Innovations And Industry Disruptions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Technological innovations and industry disruptions may negatively impact us.
Technological innovations have disrupted traditional approaches in multiple industries and can permit younger companies to achieve success and in the process disrupt markets and market practices. We can provide no assurance that new businesses and approaches will not be created that would compete with us and/or our portfolio companies or alter the market practices in which we have been designed to function within and on which we depend on for our investment return. New approaches could damage our investments, disrupt the market in which we operate and subject us to increased competition, which could materially and adversely affect our business, financial condition and results of investments.

Information Systems And Systems Failures Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We are highly dependent on information systems and systems failures could significantly disrupt our business, which may, in turn, negatively affect the market price of our common stock and our ability to pay dividends.
Our business is highly dependent on our and third parties’ communications and information systems. Any failure or interruption of those systems, including as a result of the termination of an agreement with any third-party service providers, could cause delays or other problems in our activities. Our and our Adviser’s financial, accounting, data processing, backup or other operating systems and facilities may fail to operate properly or become disabled or damaged as a result of a number of factors including events that are wholly or partially beyond our control and adversely affect our business. There could be:
•sudden electrical or telecommunications outages;
•natural disasters such as earthquakes, tornadoes and hurricanes;
•disease pandemics;
•events arising from local or larger scale political or social matters, including terrorist acts; and
•cyber-attacks, including software viruses, ransomware, malware and phishing and vishing schemes.

Failure In Cybersecurity Systems Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The failure in cybersecurity systems, as well as the occurrence of events unanticipated in our and our Adviser’s disaster recovery systems and management continuity planning could impair our ability to conduct business effectively.
The occurrence of a disaster such as a cyber-attack, a natural catastrophe, an industrial accident, a terrorist attack or war, events unanticipated in our and our Adviser’s disaster recovery systems, or a support failure from external providers, could have an adverse effect on our ability to conduct business and on our results of operations and financial condition, particularly if those events affect our computer-based data processing, transmission, storage, and retrieval systems or destroy data. If a significant number of our managers were unavailable in the event of a disaster, our ability to effectively conduct our business could be severely compromised.
We depend heavily upon computer systems to perform necessary business functions. Despite our implementation of a variety of security measures, our and our Adviser’s computer systems could be subject to cyber-attacks and unauthorized access, such as physical and electronic break-ins or unauthorized tampering. Like other companies, we may experience threats to our data and systems, including malware and computer virus attacks, unauthorized access, system failures and disruptions. If one or more of these events occurs, it could potentially jeopardize the confidential, proprietary and other information processed and stored in, and transmitted through, our computer systems and networks, or otherwise cause interruptions or malfunctions in our operations, which could result in damage to our reputation, financial losses, litigation, increased costs, regulatory penalties and/or customer dissatisfaction or loss.
Third parties with which we do business (including, but not limited to, service providers, such as accountants, custodians, transfer agents and administrators, and the issuers of securities in which we invest) may also be sources or targets of cybersecurity or other technological risks. While we engage in actions to reduce our exposure resulting from outsourcing, we cannot control the cybersecurity plans and systems put in place by these third parties and ongoing threats may result in unauthorized access, loss, exposure or destruction of data, or other cybersecurity incidents, with increased costs and other consequences, including those described above. Privacy and information security laws and regulation changes, and compliance with those changes, may also result in cost increases due to system changes and the development of new administrative processes.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	1300 Post Oak Boulevard
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
Contact Personnel Name	Dwayne L. Hyzak
Corporate Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 147,000,000	$ 132,000,000	$ 98,000,000	$ 153,000,000	$ 44,000,000	$ 105,000,000	$ 120,000,000	$ 82,000,000	$ 80,000,000	$ 105,000,000	$ 87,900,000
Senior Securities Coverage per Unit		$ 2,110,000	$ 2,280,000	$ 2,290,000	$ 2,214,000	$ 2,920,000	$ 2,369,000	$ 2,229,000	$ 2,506,000	$ 2,448,000	$ 2,294,000	$ 2,422,000
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]	Corporate Facility
Long Term Debt, Principal		$ 147,000,000	$ 132,000,000
Long Term Debt, Structuring [Text Block]
Corporate Facility
MSC Income Fund is a party to a senior secured revolving credit agreement dated March 6, 2017 (as amended, the “Corporate Facility”) with EverBank (formerly known as TIAA Bank), as administrative agent, and with EverBank and other financial institutions as lenders. As of September 30, 2024, the Corporate Facility included (i) total commitments of $165.0 million, (ii) an accordion feature with the right to request an increase in commitments under the facility from new and existing lenders on the same terms and conditions as the existing commitments up to $200.0 million of total commitments and (iii) a revolving period and maturity date of September 1, 2025 and March 1, 2026, respectively, with two one-year extension options subject to lender approval.
Borrowings under the Corporate Facility bear interest, subject to MSC Income Fund’s election, on a per annum basis at a rate equal to (i) SOFR plus 2.50% or (ii) the base rate plus 1.40%. The base rate is defined as the higher of (a) the Prime rate, (b) the Federal Funds Rate (as defined in the credit agreement) plus 0.5% or (c) SOFR plus 1.1%. Additionally, MSC Income Fund pays an annual unused commitment fee of 0.30% per annum on the unused lender commitments if more than 50% or more of the lender commitments are being used and an annual unused commitment fee of 0.625% per annum on the unused lender commitments if less than 50% of the lender commitments are being used. Borrowings under the Corporate Facility are secured by a first lien on all of the assets of MSIF and its subsidiaries, excluding the assets of Structured Subsidiaries or immaterial subsidiaries, as well as all of the assets, and a pledge of equity ownership interests, of any future subsidiaries of MSIF (other than Structured Subsidiaries or immaterial subsidiaries). In connection with the Corporate Facility, MSIF has made customary representations and warranties and is required to comply with various covenants, reporting requirements and other customary requirements for similar credit facilities. Effective April 27, 2023, the reference rate under the Corporate Facility was amended from LIBOR to SOFR plus an applicable credit spread adjustment of 0.10%.
As of September 30, 2024, the interest rate for borrowings on the Corporate Facility was 7.70%. The average interest rate for borrowings under the Corporate Facility was 7.81% and 7.75% per annum for the three months ended September 30, 2024 and 2023, respectively, and 7.82% and 7.39% per annum for the nine months ended September 30, 2024 and 2023, respectively. As of September 30, 2024, MSC Income Fund was in compliance with all financial covenants of the Corporate Facility.

SPV Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 259,688,000	$ 203,688,000	$ 223,688,000	$ 273,688,000
Senior Securities Coverage per Unit		$ 2,110,000	$ 2,280,000	$ 2,290,000	$ 2,214,000
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]	SPV Facility
Long Term Debt, Principal		$ 259,688,000	$ 203,688,000
Long Term Debt, Structuring [Text Block]
SPV Facility
MSC Income Fund, through MSIF Funding, LLC (“MSIF Funding”), a wholly-owned Structured Subsidiary that primarily holds debt investments, is party to a senior secured revolving credit facility dated February 3, 2021 (as amended, the “SPV Facility” and, together with the Corporate Facility, the “Credit Facilities”) with JPMorgan Chase Bank, National Association (“JPM”), as administrative agent, and U.S. Bank, N.A., as collateral agent and collateral administrator, JPM and other financial institutions as lenders and MSIF as portfolio manager. In August 2023, the SPV facility was amended to extend the revolving period expiration date from February 3, 2024 to February 3, 2027 and the maturity date from February 3, 2025 to February 3, 2028. Additionally, total commitments were reduced from $325.0 million to $300.0 million. Advances under the SPV Facility bear interest at a per annum rate equal to the three month SOFR in effect, plus the applicable margin of 3.00%. MSIF Funding also pays a commitment fee of 0.75% per annum on the average daily unused amount of the financing commitments until February 2, 2027. As of September 30, 2024, the SPV Facility included total commitments of $300.0 million and an accordion feature, with the right to request an increase of total commitments and borrowing availability up to $450.0 million. The SPV Facility is secured by a collateral loan on the assets of MSIF Funding. In connection with the SPV Facility, MSIF Funding has made customary representations and warranties and is required to comply with various covenants, reporting requirements and other customary requirements for similar credit facilities.
As of September 30, 2024, the interest rate for borrowings on the SPV Facility was 7.84%. The average interest rate for borrowings under the SPV Facility was 8.32% and 8.25% per annum for the three months ended September 30, 2024 and 2023, respectively, and 8.32% and 7.99% per annum for the nine months ended September 30, 2024 and 2023, respectively. As of September 30, 2024, MSIF Funding was in compliance with all financial covenants of the SPV Facility.

Series A Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 150,000,000	$ 150,000,000	$ 150,000,000	$ 77,500,000
Senior Securities Coverage per Unit		$ 2,110,000	$ 2,280,000	$ 2,290,000	$ 2,214,000
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]	Series A Notes
Long Term Debt, Principal		$ 150,000,000	$ 150,000,000
Long Term Debt, Structuring [Text Block]
Series A Notes
Pursuant to a Master Note Purchase Agreement dated October 21, 2021 (the “Note Purchase Agreement”), MSC Income Fund issued $77.5 million of 4.04% Series A Senior Notes due 2026 (the “Series A Notes”) upon entering into the Note Purchase Agreement and an additional $72.5 million on January 21, 2022. The Series A Notes bear a fixed interest rate of 4.04% per year and will mature on October 30, 2026, unless redeemed, purchased or prepaid prior to such date by the Company in accordance with their terms.
Interest on the Series A Notes is due semiannually on April 30 and October 30 of each year. The Series A Notes may be redeemed in whole or in part at any time or from time to time at MSC Income Fund’s option at par plus accrued interest to the prepayment date and, if applicable, a make-whole premium. In addition, MSC Income Fund is obligated to offer to prepay the Series A Notes at par plus accrued and unpaid interest up to, but excluding, the date of prepayment, if certain change in control events occur. In the event that a Below Investment Grade Event (as defined in the Note Purchase Agreement) occurs, the Series A Notes will bear interest at a fixed rate of 5.04% per year from the date of the occurrence of the Below Investment Grade Event to and until the date on which the Below Investment Grade Event ends. The Series A Notes are general unsecured obligations of MSIF that rank pari passu with all outstanding and future unsecured unsubordinated indebtedness issued by MSIF.
The Note Purchase Agreement also contains customary events of default with customary cure and notice periods, including, without limitation, nonpayment, incorrect representation in any material respect, breach of covenant, cross-default under other indebtedness of MSIF or subsidiary guarantors subject to a cure pass-through, certain judgments and orders and certain events of bankruptcy. As of September 30, 2024, MSC Income Fund was in compliance with all financial covenants of the Note Purchase Agreement.

Deutsche Bank Credit Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount						$ 257,816,000	$ 340,000,000	$ 389,000,000	$ 348,000,000	$ 333,000,000	$ 275,000,000	$ 94,964,000
Senior Securities Coverage per Unit						$ 2,920,000	$ 2,369,000	$ 2,229,000	$ 2,506,000	$ 2,448,000	$ 2,294,000	$ 2,422,000
Common Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	common stock
Security Dividends [Text Block]	Distributions may be paid to the holders of our common stock if, as and when authorized by our board of directors and declared by us out of assets legally available therefore.
Security Voting Rights [Text Block]	Each share of our common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors. Except as provided with respect to any other class or series of stock, the holders of our common stock will possess exclusive voting power. There is no cumulative voting in the election of directors, which means that holders of a majority of the outstanding shares of common stock will elect all of our directors, and holders of less than a majority of such shares will be unable to elect any director. Our bylaws currently provide that a plurality of all the votes cast at a meeting of stockholders duly called and at which a quorum is present shall be sufficient to elect a director.
Security Liquidation Rights [Text Block]	In the event of our liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time.
Security Preemptive and Other Rights [Text Block]	Shares of our common stock have no conversion, exchange, preemptive or redemption rights
Outstanding Security, Title [Text Block]	Common Stock
Outstanding Security, Authorized [Shares]	450,000,000
Outstanding Security, Held [Shares]	0
Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Preferred Stock
Outstanding Security, Authorized [Shares]	50,000,000
Outstanding Security, Held [Shares]	0